                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                           CLASS A AND CLASS B SHARES
                                     -----

SAFECO STOCK FUNDS
  Growth Fund.............................................................     2
  Equity Fund.............................................................     8
  Income Fund.............................................................    13
  Northwest Fund..........................................................    19
  Balanced Fund...........................................................    24
  International Stock Fund................................................    31
  Small Company Stock Fund................................................    37
  U.S. Value Fund.........................................................    42
SAFECO BOND FUNDS
  High-Yield Bond Fund....................................................    47
  Intermediate-Term U.S. Treasury Fund....................................    55
  Managed Bond Fund.......................................................    58
SAFECO TAX-EXEMPT BOND FUNDS
  Municipal Bond Fund.....................................................    63
  California Tax-Free Income Fund.........................................    63
  Washington State Municipal Bond Fund....................................    75
SAFECO MONEY MARKET FUND
  Money Market Fund.......................................................    79

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year the fund returned 49.61% for Class A shares and 48.70% for Class B shares, not including the effects of sales charges, while the average growth fund returned 28.08%. SAFECO Growth Fund finished 1997 in the top echelon of stock Mutual Funds. It was number five for Class A and eight for Class B of the 820 growth fund classes tracked by Lipper Analytical Services for the one year just ended.

  The fund also outperformed the S&P 500 and Russell 2000 Indexes for
                          [PHOTO OF THOMAS M. MAGUIRE]
the year ended December 31. The broad market indicator returned 33.36% and the small-cap benchmark climbed 22.36%, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE OVERVIEW--
CLASS A AND CLASS B SHARES
      AVERAGE ANNUAL                           WITH SALES                              WITHOUT
       TOTAL RETURN                              CHARGE                             SALES CHARGE
   FOR THE PERIODS ENDED
     DECEMBER 31, 1997           1 YEAR          5 YEAR       10 YEAR     1 YEAR       5 YEAR       10 YEAR
Class A                              42.88%          21.63%      17.91%     49.61%         22.75%     18.45%
Class B                              43.70%          22.38%      18.36%     48.70%         22.56%     18.36%
Investment Value                     SAFECO          SAFECO
With Sales Charge               Growth Fund     Growth Fund     S&P 500
                                    Class A         Class B       Index
12/31/87                             $9,550         $10,000     $10,000
01/31/88                              9,550          10,000      10,421
02/28/88                              9,700          10,157      10,907
03/31/88                             10,543          11,040      10,570
04/30/88                             10,636          11,138      10,687
05/31/88                             10,493          10,987      10,780
06/30/88                             11,138          11,663      11,275
07/31/88                             11,109          11,633      11,232
08/31/88                             10,921          11,436      10,850
09/30/88                             11,460          12,000      11,312
10/31/88                             11,460          12,000      11,627
11/30/88                             11,475          12,016      11,460
12/31/88                             11,661          12,210      11,661
01/31/89                             11,661          12,210      12,515
02/28/89                             11,987          12,551      12,203
03/31/89                             12,289          12,868      12,487
04/30/89                             12,289          12,868      13,135
05/31/89                             12,789          13,391      13,667
06/30/89                             13,072          13,688      13,589
07/31/89                             13,072          13,688      14,817
08/31/89                             13,654          14,297      15,107
09/30/89                             14,352          15,028      15,045
10/31/89                             13,810          14,461      14,696
11/30/89                             13,768          14,417      14,996
12/31/89                             13,898          14,553      15,356
01/31/90                             12,551          13,143      14,325
02/28/90                             12,894          13,502      14,510
03/31/90                             13,672          14,317      14,895
04/30/90                             13,731          14,378      14,522
05/31/90                             15,138          15,851      15,938
06/30/90                             14,626          15,315      15,830
07/31/90                             14,911          15,613      15,779
08/31/90                             12,339          12,921      14,353
09/30/90                             10,955          11,472      13,654
10/31/90                             10,218          10,699      13,595
11/30/90                             10,975          11,492      14,473
12/31/90                             11,819          12,376      14,877
01/31/91                             13,000          13,612      15,526
02/28/91                             14,791          15,488      16,636
03/31/91                             15,514          16,245      17,038
04/30/91                             16,262          17,028      17,079
05/31/91                             17,335          18,152      17,817
06/30/91                             16,301          17,070      17,001
07/31/91                             17,827          18,667      17,793
08/31/91                             18,536          19,409      18,215
09/30/91                             18,648          19,527      17,911
10/31/91                             19,209          20,114      18,151
11/30/91                             17,589          18,417      17,419
12/31/91                             19,223          20,129      19,412
01/31/92                             20,630          21,602      19,051
02/28/92                             20,483          21,448      19,299
03/31/92                             18,960          19,854      18,922
04/30/92                             17,784          18,622      19,479
05/31/92                             17,343          18,161      19,574
06/30/92                             16,010          16,765      19,282
07/31/92                             16,682          17,468      20,071
08/31/92                             15,737          16,479      19,660
09/30/92                             15,323          16,045      19,892
10/31/92                             15,969          16,722      19,960
11/30/92                             17,986          18,833      20,638
12/31/92                             18,633          19,511      20,891
01/31/93                             19,411          20,325      21,065
02/28/93                             18,117          18,971      21,352
03/31/93                             18,830          19,717      21,803
04/30/93                             17,668          18,501      21,276
05/31/93                             18,578          19,453      21,843
06/30/93                             19,159          20,061      21,907
07/31/93                             19,093          19,993      21,819
08/31/93                             20,320          21,278      22,645
09/30/93                             21,212          22,211      22,471
10/31/93                             21,753          22,778      22,936
11/30/93                             20,836          21,818      22,718
12/31/93                             22,767          23,840      22,993
01/31/94                             23,993          25,123      23,775
02/28/94                             22,846          23,923      23,131
03/31/94                             21,700          22,723      22,124
04/30/94                             22,279          23,329      22,408
05/31/94                             22,483          23,543      22,773
06/30/94                             20,815          21,796      22,215
07/31/94                             21,280          22,283      22,944
08/31/94                             22,608          23,673      23,882
09/30/94                             22,035          23,073      23,299
10/31/94                             22,352          23,405      23,821
11/30/94                             21,743          22,768      22,954
12/31/94                             22,398          23,453      23,294
01/31/95                             22,053          23,092      23,897
02/28/95                             23,266          24,362      24,827
03/31/95                             23,176          24,268      25,559
04/30/95                             23,291          24,389      26,310
05/31/95                             24,223          25,364      27,379
06/30/95                             25,689          26,900      28,014
07/31/95                             26,596          27,849      28,941
08/31/95                             26,507          27,756      29,013
09/30/95                             27,308          28,594      30,238
10/31/95                             27,187          28,468      30,129
11/30/95                             27,463          28,757      31,449
12/31/95                             28,244          29,575      32,056
01/31/96                             29,291          30,671      33,145
02/28/96                             30,389          31,821      33,454
03/31/96                             29,925          31,335      33,775
04/30/96                             31,198          32,668      34,272
05/31/96                             32,524          34,056      35,155
06/30/96                             31,111          32,577      35,289
07/31/96                             28,042          29,363      33,730
08/31/96                             29,716          31,116      34,443
09/30/96                             31,175          32,644      36,380
10/31/96                             31,841          33,321      37,383
11/30/96                             33,072          34,588      40,206
12/31/96                             34,713          36,285      39,409
01/31/97                             37,679          39,369      41,868
02/28/97                             36,676          38,298      42,199
03/31/97                             35,367          36,906      40,469
04/30/97                             33,710          35,171      42,881
05/31/97                             38,824          40,483      45,488
06/30/97                             42,036          43,803      47,526
07/31/97                             44,490          46,331      51,307
08/31/97                             46,065          47,937      48,434
09/30/97                             49,768          51,750      51,087
10/30/97                             48,316          50,229      49,383
11/30/97                             50,954          52,928      51,667
12/31/97                             51,934          53,954      52,553

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Contributing to the Growth Fund's success in 1997 were our radio stocks, the acquisitions of several companies we owned, and an underweighting in technology. Our overall success is due to one thing: stock picking.
   Its good performance discovered, money poured into SAFECO Growth. Assets grew from $262 million at June 30, 1997 to $644 million at year end. I used the new money to start some new positions and add to old favorites. Most importantly, I was able to keep up performance as the new money came in.

   I bought Philip Morris, Avon and Boston Scientific (medical technology). The advantage of investing in these larger cap stocks is that the money goes right to work and is readily accessible when more intriguing opportunities arise.
   I started a new position in Green Tree Financial, a company the fund has owned in the past. Green Tree's price had fallen on two counts. Wall Street didn't like its accounting and the entire sub-prime lending sector was under pressure. Green Tree's core business is financing manufactured

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ 5.8%
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 5.3
  (Radio Stations)
Family Golf Centers, Inc.  .......................................... 5.2
  (Golf Recreation Centers)
MICROS Systems, Inc.  ............................................... 4.7
  (Specialty Software Company)
United Stationers, Inc.  ............................................ 4.2
  (Office Products Distribution)
Avon Products, Inc.  ................................................ 4.1
  (Beauty Care Products)
Philip Morris Cos., Inc.  ........................................... 3.4
  (Food, Beverage & Tobacco Company)
SFX Broadcasting, Inc. (Class A) .................................... 2.7
  (Radio Stations)
Tetra Technologies, Inc.  ........................................... 2.3
  (Specialty Chemicals)
Danka Business Systems (ADR) ........................................ 2.3
  (Office Products Distribution & Service)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ $41,171
Family Golf Centers, Inc.  .......................................... 28,919
Avon Products, Inc.  ................................................ 25,003
United Stationers, Inc.  ............................................ 22,186
Philip Morris Cos., Inc.  ........................................... 16,694


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Jackson Hewitt, Inc.  ............................................. $22,366
*RJR Nabisco Holdings Corp.  ........................................ 13,678
Stage Stores, Inc.  .................................................. 7,996
*Melamine Chemicals, Inc.  ........................................... 4,914
Datascope Corp.  ..................................................... 4,794

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Health Care (Medical Products & Supplies) ........................... 13%
Broadcasting (Television, Radio & Cable) ............................. 10
Office Equipment & Supplies ........................................... 7
Leisure Time (Products) ............................................... 7
Financial (Miscellaneous) ............................................. 6
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

housing, but it is branching into other areas of lending.
   I sold Jackson Hewitt, on the news that it would be acquired. The stock traded up so high, it seemed there was no place left for it to go. By selling it, I sold the downside risk that's inherently higher in highly-valued securities.
   Jackson Hewitt wasn't our only stock to rise on acquisition news. INBRANDS, SFX Broadcasting, American Radio and Suburban Ostomy, all climbed for the same reason.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above.)               16%
Medium: ($1 Bil. - $4 Bil.)               11%
Small: (Less than $1 Bil.)                71%
Cash and Other:                            2%

   My favorite stocks continue to be those that haven't yet been discovered and because they are "unfound" they have ample room to appreciate. Currently they include Family Golf Centers (driving range facilities), MICROS Systems (point of sale inventory systems), Tetra Technologies (recycles chemical waste into specialty chemicals) and United Stationers (office product distributor).
   Despite the fact SAFECO Growth Fund has been discovered, I remain the same. And I will keep investing with the same attitude I've held for all these years: think "outside of the box". I'll keep trying to think and invest creatively and doing that, I hope to uncover and take opportunities that others fail to see.

/s/ Thomas M. Maguire
Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.0%

AIR FREIGHT - 0.0%
         5,000   *Dynamex, Inc. ...................................... $   56

BROADCASTING (TELEVISION, RADIO & CABLE) - 9.5%
       186,100   *American Radio Systems Corp. ........................ 9,921
       456,549   *Chancellor Media Corp. ............................. 34,070
       215,600   *SFX Broadcasting, Inc. (Class A) ................... 17,302

BUILDING MATERIALS - 0.2%
        64,600   *ABT Building Products Corp. ......................... 1,163

CHEMICALS - 0.3%
       110,300   Spartech Corp. ....................................... 1,668

CHEMICALS (SPECIALTY) - 2.3%
       709,800   *+Tetra Technologies, Inc. .......................... 14,950

COMMUNICATIONS EQUIPMENT - 0.1%
        32,500   *NewCom, Inc. .......................................... 479

COMPUTERS (HARDWARE) - 5.0%
        45,000   *Equitrac Corp. ........................................ 810
       669,014   *+MICROS Systems, Inc. .............................. 30,106
       128,000   *Optimal Robotics Corp. ................................ 976

COMPUTERS (PERIPHERALS) - 0.6%
       338,400   *Tier Technologies, Inc. ............................. 3,638

COMPUTERS (SOFTWARE & SERVICES) - 1.3%
        84,080   *Affiliated Computer Services, Inc. .................. 2,212
       415,000   *+Phoenix International Ltd., Inc. ................... 6,121

CONSUMER FINANCE - 1.7%
       437,200   *Doral Financial Corp. .............................. 11,094

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.3%
       221,000   *Celebrity, Inc. ....................................... 304
        92,000   *Media Arts Group, Inc. .............................. 1,380

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.5%
       401,300   *Nu Skin Asia Pacific, Inc. (Class A) .............. $ 7,324
       728,200   +Weider Nutrition International, Inc. ................ 9,057

ELECTRICAL EQUIPMENT - 0.3%
       204,000   *Ultrak, Inc. ........................................ 1,874

ENGINEERING & CONSTRUCTION - 1.5%
       360,400   *+American Buildings Co. ............................. 9,100
        43,800   *Diamond Home Services, Inc. . 312

FINANCIAL (DIVERSIFIED) - 0.3%
       274,475   *Credit Acceptance Corp. ............................. 2,127

FINANCIAL (MISCELLANEOUS) - 5.8%
     1,430,000   Green Tree Financial Corp. .......................... 37,448

FOODS - 0.2%
        99,000   *Authentic Specialty Foods, Inc. ..................... 1,349

FOOTWEAR - 0.1%
        48,000   *Rocky Shoes & Boots, Inc. ............................. 732

HEALTH CARE (DIVERSIFIED) - 0.4%
       144,500   *Anesta Corp. ........................................ 2,366
        42,000   *OrthAlliance, Inc. (Class A) .......................... 383

HEALTH CARE (DRUGS--GENERAL) - 0.8%
       406,800   *+Nastech Pharmaceutical Co., Inc. ................... 5,288

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 3.9%
       160,800   *Andrx Corp. ......................................... 5,507
       255,000   *Ethical Holdings, PLC (ADR) ........................... 797
       199,700   *Faulding, Inc. ...................................... 2,683
       286,900   *Gensia, Inc. ........................................ 1,668
       112,500   Mylan Laboratories, Inc. ............................. 2,355
       462,200   *Serologicals Corp. ................................. 12,017

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.1%
        13,363   *Amsurg, Corp. (Class A) ............................... 100
        86,103   *Amsurg, Corp. (Class B) ............................... 667

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (LONG TERM CARE) - 1.8%
       406,100   *Res-Care, Inc. .................................... $11,777

HEALTH CARE (MANAGED CARE) - 0.6%
       326,900   +First Commonwealth, Inc. ............................ 3,841

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 12.5%
       265,000   *Anika Therapeutics, Inc. ............................ 2,468
       225,000   *Boston Scientific Corp. ............................ 10,322
       270,100   *Datascope Corp. ..................................... 6,989
       209,300   Dentsply International, Inc. ......................... 6,384
       166,000   *EDAP TMS S.A. (ADR) ................................. 1,162
       833,200   *Haemonetics Corp. .................................. 11,665
       523,850   *+Lifeline Systems, Inc. ............................ 13,162
       337,100   *PolyMedica Industries, Inc. ......................... 3,287
       326,300   *Quidel Corp. ........................................ 1,183
        42,300   *ResMed, Inc. ........................................ 1,190
       433,650   *Sano Corp. ......................................... 14,365
       690,000   *+Suburban Ostomy Supply Co., Inc. ................... 8,021
       162,000   *UroQuest Medical Corp. ................................ 425

HEALTH CARE (SPECIALIZED SERVICES) - 1.4%
       182,300   *American Healthcorp, Inc. ........................... 1,276
       143,000   *Laboratory Specialists of America, Inc. ............... 661
       533,600   *Prime Medical Services, Inc. ........................ 7,370

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp. ............................... 944

HOUSEHOLD FURNITURE & APPLIANCES - 0.8%
       619,100   *International Comfort Products Corp. ................ 5,185

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.2%
       328,500   *U.S. Home & Garden, Inc. ............................ 1,355
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HOUSEWARES - 1.1%
       293,200   *Home Products International, Inc. ................. $ 3,445
       357,720   Lifetime Hoan Corp. .................................. 3,532

INSURANCE (LIFE/HEALTH) - 0.0%
         4,100   *ESG Re, Limited ........................................ 96

INVESTMENT BANKING/BROKERAGE - 0.9%
       202,500   *AmeriTrade Holding Corp. ............................ 5,923

LEISURE TIME (PRODUCTS) - 6.6%
       465,000   *+American Coin Merchandising, Inc. .................. 8,196
     1,061,050   *+Family Golf Centers, Inc. ......................... 33,290
        90,200   *Toymax International, Inc. ............................ 778

LODGING-HOTELS - 0.6%
       302,500   *Suburban Lodges of America, Inc. .................... 4,027

MACHINERY (DIVERSIFIED) - 1.4%
       394,100   Chart Industries, Inc. ............................... 8,991

MANUFACTURING (DIVERSIFIED) - 0.0%
        75,600   *ITC Learning Corp. .................................... 274

MANUFACTURING (SPECIALIZED) - 0.2%
       140,413   *Intermagnetics General Corp. ........................ 1,132

NATURAL GAS - 0.1%
       108,000   Virginia Gas Co. ....................................... 918

OFFICE EQUIPMENT & SUPPLIES - 7.0%
        81,600   *Asia Pacific Wire & Cable Corp. Ltd. .................. 587
       930,700   Danka Business Systems (ADR) ........................ 14,833
       244,500   *+Open Plan Systems, Inc. .............................. 795
       186,200   *TRM Copy Centers Corp. .............................. 1,653
       560,800   *United Stationers, Inc. ............................ 26,989

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 5.3%
       435,000   Avon Products, Inc. ................................ $26,698
       727,700   *+Penederm, Inc. ..................................... 7,277

REAL ESTATE INVESTMENT TRUST - 0.7%
        98,000   CCA Prison Realty Trust .............................. 4,373

RESTAURANTS - 0.8%
       170,300   Apple South, Inc. .................................... 2,235
       344,000   *Rare Hospitality International, Inc. ................ 3,096

RETAIL (DEPARTMENT STORES) - 1.2%
       452,500   *Marks Brothers Jewelers, Inc. ....................... 7,467

RETAIL (FOOD CHAINS) - 3.3%
       506,100   American Stores Co. ................................. 10,407
       898,279   *NPC International, Inc. ............................ 10,892

RETAIL (HOME SHOPPING) - 0.7%
       480,200   *+Damark International, Inc. ......................... 4,682

RETAIL (SPECIALTY) - 2.0%
       354,300   *+Funco, Inc. ........................................ 5,270
        78,200   *Garden Ridge Corp. .................................. 1,115
       498,000   Helig-Meyers Co. ..................................... 5,976
       309,400   *West Coast Entertainment Corp. ........................ 464

RETAIL (SPECIALTY-APPAREL) - 3.3%
       348,400   *+Concepts Direct, Inc. .............................. 7,316
       516,394   *+Harold's Stores, Inc. .............................. 3,517
       273,034   *Stage Stores, Inc. ................................. 10,205

SERVICES (ADVERTISING/MARKETING) - 1.7%
       183,400   *ACI Telecentrics, Inc. ................................ 642
       651,500   *APAC Teleservices, Inc. ............................. 8,795
        85,550   LCS Industries, Inc. ................................. 1,240
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.7%
       310,000   *FirstService Corp. ................................ $ 2,325
        41,300   *IntelliQuest Information Group, Inc. .................. 547
        31,500   *NCO Group, Inc. ....................................... 811
       515,238   *+Rent-Way, Inc. ..................................... 9,532
       131,000   *Renters Choice, Inc. ................................ 2,686
        99,000   *UBICS, Inc. ......................................... 1,485

SERVICES (DATA PROCESSING) - 0.3%
       167,000   *Vanstar Corp. ....................................... 1,889

TEXTILES (APPAREL) - 0.1%
        56,500   *Sport-Haley, Inc. ..................................... 622

TOBACCO - 3.4%
       488,000   Philip Morris Cos., Inc. ............................ 22,113
                                                                       ------
TOTAL COMMON STOCKS ................................................. 631,572
                                                                       ------

WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        32,500   *NewCom, Inc.  ......................................... 126
                                                                       ------
TOTAL WARRANTS .......................................................... 126
                                                                       ------

TEMPORARY INVESTMENTS - 0.7%

INVESTMENT COMPANIES:
    $4,286,756   SSgA Prime Money Market Portfolio .................... 4,287
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 4,287
                                                                       ------
TOTAL INVESTMENTS - 98.7% ........................................... 635,985
Other Assets, less Liabilities ........................................ 8,055
                                                                       ------
NET ASSETS ......................................................... $644,040
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity ended the fourth quarter ahead of its peer funds, but finished the year behind the growth and income fund pack. For the year, the Fund returned 23.56% for Class A shares and 22.93% for Class B shares, not including the effects of sales charges, while the average growth and income fund peer returned 26.96%, according to Lipper Analytical Services. The S&P 500 returned 33.36%.
                            [PHOTO OF RICH MEAGLEY]

   I run Equity Fund for no surprises--and contrary to my intent, the first three quarters of 1997 delivered several unwanted ones. Trouble at a number of companies in our portfolio held our performance below our peers.
   During the fourth quarter we let go of two of them, Advanta

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE OVERVIEW--
CLASS A AND CLASS B SHARES
      AVERAGE ANNUAL                         WITH SALES                              WITHOUT
       TOTAL RETURN                            CHARGE                             SALES CHARGE
   FOR THE PERIODS ENDED
     DECEMBER 31, 1997          1 YEAR         5 YEAR       10 YEAR     1 YEAR       5 YEAR       10 YEAR
Class A                             18.00%         21.60%      19.18%     23.56%         22.73%     19.73%
Class B                             17.93%         22.36%      19.64%     22.93%         22.54%     19.64%
Investment Value                    SAFECO         SAFECO
With Sales Charge              Equity Fund    Equity Fund     S&P 500
                                   Class A        Class B       Index
12/31/87                            $9,550        $10,000     $10,000
01/31/88                             9,550         10,000      10,421
02/28/88                            10,358         10,846      10,907
03/31/88                            11,145         11,670      10,570
04/30/88                            11,145         11,670      10,687
05/31/88                            10,982         11,500      10,780
06/30/88                            11,479         12,020      11,275
07/31/88                            11,411         11,949      11,232
08/31/88                            11,221         11,749      10,850
09/30/88                            11,749         12,303      11,312
10/31/88                            11,749         12,303      11,627
11/30/88                            11,956         12,519      11,460
12/31/88                            11,966         12,529      11,661
01/31/89                            11,966         12,529      12,515
02/28/89                            12,777         13,379      12,203
03/31/89                            12,793         13,396      12,487
04/30/89                            12,793         13,396      13,135
05/31/89                            13,579         14,219      13,667
06/30/89                            14,079         14,743      13,589
07/31/89                            14,079         14,743      14,817
08/31/89                            15,333         16,055      15,107
09/30/89                            15,523         16,255      15,045
10/31/89                            15,554         16,287      14,696
11/30/89                            15,661         16,399      14,996
12/31/89                            16,249         17,014      15,356
01/31/90                            14,900         15,602      14,325
02/28/90                            15,039         15,748      14,510
03/31/90                            15,597         16,332      14,895
04/30/90                            15,146         15,860      14,522
05/31/90                            16,609         17,392      15,938
06/30/90                            16,583         17,364      15,830
07/31/90                            16,286         17,053      15,779
08/31/90                            14,567         15,253      14,353
09/30/90                            13,857         14,510      13,654
10/31/90                            13,561         14,200      13,595
11/30/90                            14,301         14,975      14,473
12/31/90                            14,856         15,556      14,877
01/31/91                            15,618         16,354      15,526
02/28/91                            16,546         17,325      16,636
03/31/91                            17,013         17,814      17,038
04/30/91                            17,362         18,180      17,079
05/31/91                            18,059         18,910      17,817
06/30/91                            16,900         17,696      17,001
07/31/91                            18,033         18,883      17,793
08/31/91                            18,316         19,180      18,215
09/30/91                            18,068         18,920      17,911
10/31/91                            18,364         19,229      18,151
11/30/91                            17,215         18,026      17,419
12/31/91                            19,003         19,898      19,412
01/31/92                            20,133         21,082      19,051
02/28/92                            20,474         21,439      19,299
03/31/92                            19,554         20,475      18,922
04/30/92                            19,716         20,645      19,479
05/31/92                            19,536         20,456      19,574
06/30/92                            18,125         18,980      19,282
07/31/92                            18,866         19,755      20,071
08/31/92                            18,089         18,942      19,660
09/30/92                            18,142         18,997      19,892
10/31/92                            19,017         19,913      19,960
11/30/92                            20,274         21,229      20,638
12/31/92                            20,763         21,741      20,891
01/31/93                            21,451         22,461      21,065
02/28/93                            21,470         22,481      21,352
03/31/93                            22,623         23,690      21,803
04/30/93                            22,106         23,148      21,276
05/31/93                            23,926         25,054      21,843
06/30/93                            24,024         25,156      21,907
07/31/93                            23,697         24,813      21,819
08/31/93                            25,024         26,203      22,645
09/30/93                            25,720         26,932      22,471
10/31/93                            26,397         27,641      22,936
11/30/93                            26,541         27,791      22,718
12/31/93                            27,181         28,461      22,993
01/31/94                            28,810         30,167      23,775
02/28/94                            28,088         29,412      23,131
03/31/94                            27,009         28,282      22,124
04/30/94                            27,879         29,192      22,408
05/31/94                            28,686         30,038      22,773
06/30/94                            27,653         28,956      22,215
07/31/94                            28,360         29,696      22,944
08/31/94                            30,086         31,503      23,882
09/30/94                            29,967         31,379      23,299
10/31/94                            30,528         31,967      23,821
11/30/94                            29,924         31,334      22,954
12/31/94                            29,881         31,289      23,294
01/31/95                            30,099         31,518      23,897
02/28/95                            30,886         32,341      24,827
03/31/95                            31,137         32,604      25,559
04/30/95                            31,972         33,478      26,310
05/31/95                            32,785         34,330      27,379
06/30/95                            33,598         35,181      28,014
07/31/95                            34,129         35,737      28,941
08/31/95                            35,079         36,732      29,013
09/30/95                            36,436         38,153      30,238
10/31/95                            35,984         37,680      30,129
11/30/95                            37,150         38,901      31,449
12/31/95                            37,429         39,192      32,056
01/31/96                            38,430         40,240      33,145
02/28/96                            38,771         40,598      33,454
03/31/96                            39,169         41,015      33,775
04/30/96                            40,003         41,888      34,272
05/31/96                            40,934         42,863      35,155
06/30/96                            41,692         43,656      35,289
07/31/96                            40,092         41,981      33,730
08/31/96                            40,510         42,419      34,443
09/30/96                            43,008         45,035      36,380
10/31/96                            44,392         46,427      37,383
11/30/96                            47,730         49,894      40,206
12/31/96                            46,785         48,865      39,409
01/31/97                            49,460         51,661      41,868
02/28/97                            49,657         51,838      42,199
03/31/97                            47,650         49,704      40,469
04/30/97                            49,004         51,088      42,881
05/31/97                            52,248         54,445      45,488
06/30/97                            54,325         56,612      47,526
07/31/97                            58,001         60,411      51,307
08/31/97                            54,947         57,230      48,434
09/30/97                            56,906         59,251      51,087
10/30/97                            54,330         56,511      49,383
11/30/97                            56,822         59,074      51,667
12/31/97                            57,807         60,070      52,553

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

and Viacom, in favor of stocks with greater earnings predictability.
   Within the Viacom organization, Blockbuster had continued to languish. Unable to overcome competition for leisure time attention, the video division made Viacom a "B-grade" stock and we took it off our list.
   Advanta effectively became a higher risk stock by aggressively offering low introductory rates in its pursuit of market share. The company soon accumulated $10 billion in credit card receivables issued to what turned out to be higher risk users.
   Mid year, PacifiCare discovered the HMO it acquired, FHP, was in poorer financial shape than anticipated. That news sent the stock reeling. We held our position, looking for a come back. Instead the picture grew darker and the stock blew up a second time.
   Even though we outperformed our peers in the fourth quarter, trouble in technology stocks took a toll on overall returns. High-profile tech stocks started to miss their numbers. Oracle's stock, off 41% for the quarter, was brutalized as the company missed earning estimates for the first time in half a decade. Intel, off 24%, was also punished for disappointing earnings, as were 3Com and First Data, down 35% and 31%, respectively.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.1%
  (Bank)
Johnson & Johnson ................................................... 3.1
  (Health Care Products)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Kimberly-Clark Corp.  ............................................... 3.0
  (Manufacturing & Marketing Personal Care Products)
Federal National Mortgage Association ............................... 2.8
  (Mortgage Loan Banker)
American Home Products Corp.  ....................................... 2.6
  (Pharmaceuticals)
AlliedSignal, Inc.  ................................................. 2.6
  (Aerospace Products Manufacturer)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)
Anheuser-Busch Companies, Inc.  ..................................... 2.4
  (Brewery)
Walt Disney Co.  .................................................... 2.4
  (Entertainment Company)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.  .................................... $36,111
Merck & Co., Inc.  .................................................. 35,464
International Business Machines Corp.  .............................. 29,699
Boeing Co.  ......................................................... 27,501
Automatic Data Processing, Inc.  .................................... 23,937


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*AMP, Inc.  ........................................................ $32,258
*Viacom, Inc. (Class B) ............................................. 29,223
Chase Manhattan Corp.  .............................................. 26,236
SmithKline Beecham, plc (ADR) ....................................... 18,329
*Advanta Corp. (Class B) ............................................ 16,006

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) ............................................... 7%
Oil (International Integrated) ........................................... 6
Financial (Diversified) .................................................. 5
Manufacturing (Diversified) .............................................. 5
Services (Data Processing) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

   I worked the downdraft in First Data to our advantage, selling when its share price began to slip and buying it back later at a lower price. This company's business, credit card processing, is becoming more crowded, but First Data is still the dominant player.
   Electronic Data Systems, a data processing outsourcing company we own, ended the quarter on an up note. The company stumbled earlier this year and then languished' as the quick fix it promised failed to occur. Finally after six quarters of our owning EDS, it beat expectations and the stock took off.
   I believe more than ever that our strategy is the right one. To make our 50-name portfolio excel in a market that can't tolerate bad news, I am working to incorporate greater predictability into our equation. I am carefully considering the sectors in which we invest, and raising the standards for admission to our portfolio. For example, it's easier to predict Fannie Mae's earnings than it is to predict Oracle's.
   Thus the theme to our purchases and sales, and subsequently to our fourth quarter come-back is predictablity. I have added to our stake in companies whose earnings I have higher conviction: Fannie Mae, Johnson & Johnson, AlliedSignal and GE. Those additions and good runs by the same companies have reshaped our top ten holdings.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)                94%
Medium: ($1 Bil. - $4 Bil.)                3%
Cash and Other:                            3%

   Conversely, we are less invested in companies with less predictable earnings--mainly technology and HMOs. Furthermore, I changed the tone of the technology we do own to more blue chip by adding to Microsoft and Intel.
   All said, our year ended on an up note. Even better, its a long-term game. In longer terms, Equity Fund remains well ahead. And, in golf terms: We're going forward working to get up, get down, stay out of trouble and go on to the next holding.

/s/ Rich Meagley
Rich Meagley

-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%

AEROSPACE/DEFENSE - 3.9%
       525,000   Boeing Co. ......................................... $25,692
       335,000   Lockheed Martin Corp. ............................... 32,997

AUTO PARTS & EQUIPMENT - 1.3%
       550,000   Echlin, Inc. ........................................ 19,903

BANKS (MAJOR REGIONAL) - 2.3%
       575,000   NationsBank Corp. ................................... 34,967

BANKS (MONEY CENTER) - 3.1%
       425,000   Chase Manhattan Corp. ............................... 46,537

BEVERAGES (ALCOHOLIC) - 2.4%
       825,000   Anheuser-Busch Co., Inc. ............................ 36,300

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       500,000   PepsiCo, Inc. ....................................... 18,219

CHEMICALS - 3.2%
       500,000   Du Pont (E.I.) de Nemours & Co. ..................... 30,031
       400,000   Praxair, Inc. ....................................... 18,000

COMPUTERS (HARDWARE) - 3.7%
       435,000   Hewlett-Packard Co. ................................. 27,187
       280,000   International Business Machines Corp. ............... 29,277

COMPUTERS (NETWORKING) - 1.2%
       500,000   *3Com Corp. ......................................... 17,469

COMPUTERS (SOFTWARE & SERVICES) - 3.0%
       250,000   *Microsoft Corp. .................................... 32,313
       600,000   Oracle Corp. ........................................ 13,388

ELECTRIC COMPANIES - 2.0%
     1,150,000   Houston Industries, Inc. ............................ 30,691

ELECTRICAL EQUIPMENT - 2.3%
       485,000   General Electric Co. ................................ 35,587

ELECTRICAL EQUIPMENT & ELECTRONICS - 0.9%
       250,000   Motorola, Inc. ...................................... 14,266

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 2.0%
       425,000   Intel Corp. ........................................ $29,856

ENTERTAINMENT - 2.4%
       365,000   Walt Disney Co. ..................................... 36,158

FINANCIAL (DIVERSIFIED) - 4.9%
       750,000   Federal Home Loan Mortgage Corp. .................... 31,453
       725,000   Federal National Mortgage Association ............... 41,370

HEALTH CARE (DIVERSIFIED) - 7.3%
       510,000   American Home Products Corp. ........................ 39,015
       260,000   Bristol-Myers Squibb Co. ............................ 24,603
       690,000   Johnson & Johnson ................................... 45,454

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 4.0%
       365,000   Merck and Co., Inc. ................................. 38,781
       400,000   SmithKline Beecham, plc. (ADR) ...................... 20,575

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.3%
       650,000   Columbia/HCA Healthcare Corp. ....................... 19,256

HEALTH CARE (MANAGED CARE) - 1.0%
       300,000   *PacifiCare Health Systems, Inc. (Class B) .......... 15,713

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.0%
       900,000   Kimberly-Clark Corp. ................................ 44,381

INSURANCE (MULTI-LINE) - 4.4%
       195,000   American International Group, Inc. .................. 21,206
       475,000   Hartford Financial Services Group, Inc. ............. 44,442

MANUFACTURING (DIVERSIFIED) - 4.7%
     1,000,000   AlliedSignal, Inc. .................................. 38,938
       884,000   Dover Corp. ......................................... 31,935

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 2.4%
       500,000   Mobil Corp. ........................................ $36,094

OIL (INTERNATIONAL INTEGRATED) - 6.0%
       520,000   Exxon Corp. ......................................... 31,818
       450,000   Royal Dutch Petroleum Co. (ADR) ..................... 24,384
       625,000   Texaco, Inc. ........................................ 33,984

PAPER & FOREST PRODUCTS - 1.2%
       548,000   Willamette Industries, Inc. ......................... 17,639

RAILROADS - 2.2%
       350,000   Burlington Northern Santa Fe ........................ 32,528

RETAIL (DEPARTMENT STORES) - 1.8%
       500,000   May Department Stores Co. ........................... 26,344

RETAIL (FOOD CHAINS) - 4.4%
       660,000   Albertson's, Inc. ................................... 31,268
     1,700,000   American Stores Co. ................................. 34,956

RETAIL (GENERAL MERCHANDISE) - 1.7%
       635,000   Wal-Mart Stores, Inc. ............................... 25,043
SERVICES (DATA PROCESSING) - 4.5%
       425,000   Automatic Data Processing, Inc. ..................... 26,084
       400,000   Electronic Data Systems Corp. ....................... 17,575
       800,000   First Data Corp. .................................... 23,400
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.5%
       375,000   AT&T Corp. ....................................... $  22,969

TELEPHONE - 3.6%
       300,000   Bell Atlantic Corp. ................................. 27,300
       500,000   GTE Corp. ........................................... 26,125

TOBACCO - 2.2%
       715,000   Philip Morris Cos., Inc. ............................ 32,398
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,455,869
                                                                      -------

TEMPORARY INVESTMENTS - 3.1%

CONSUMER (FINANCE)
   $46,965,218   Associates Corp. of North America
                 6.73%, due 1/02/98 .................................. 46,965
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 46,965
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 1,502,834
Liabilities, less Other Assets ...................................... (1,824)
                                                                      -------
NET ASSETS ....................................................... $1,501,010
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Income Fund ended 1997 with a total return of 26.15% for Class
A shares and 25.35% for Class B shares, not including the effects of sales charges, slightly trailing the Lipper Analytical Services Equity-Income category at 27.51%.
   As equity income funds typically do in a strong up market, the Fund (and its peers) underperformed the S&P 500 which returned 33.36%. The higher-income-producing securities held by SAFECO Income in the form of convertible bonds and preferred stocks, tend to underperform stocks
(which make up the S&P) in a rising market. They also lower the Fund's risk profile as they tend to hold up better than stocks in a down market.
                             [PHOTO OF THOMAS RATH]

   After a slow start in the first quarter of 1997, the Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PERFORMANCE OVERVIEW--
 CLASS A AND CLASS B SHARES
AVERAGE ANNUAL TOTAL RETURN                     WITH SALES                              WITHOUT
   FOR THE PERIODS ENDED                          CHARGE                             SALES CHARGE
     DECEMBER 31, 1997            1 YEAR          5 YEAR       10 YEAR     1 YEAR       5 YEAR       10 YEAR
Class A                               20.48%          16.73%      14.19%     26.15%         17.81%     14.72%
Class B                               20.35%          17.39%      14.62%     25.35%         17.60%     14.62%
Investment Value                      SAFECO          SAFECO
With Sales Charge                Income Fund     Income Fund     S&P 500
                                     Class A         Class B       Index
12/31/87                              $9,550         $10,000     $10,000
01/31/88                               9,550          10,000      10,421
02/28/88                              10,139          10,617      10,907
03/31/88                              10,505          11,000      10,570
04/30/88                              10,505          11,000      10,687
05/31/88                              10,620          11,120      10,780
06/30/88                              11,127          11,651      11,275
07/31/88                              11,150          11,676      11,232
08/31/88                              10,964          11,481      10,850
09/30/88                              11,279          11,811      11,312
10/31/88                              11,279          11,811      11,627
11/30/88                              11,453          11,992      11,460
12/31/88                              11,363          11,898      11,661
01/31/89                              11,363          11,898      12,515
02/28/89                              11,874          12,433      12,203
03/31/89                              11,925          12,487      12,487
04/30/89                              11,925          12,487      13,135
05/31/89                              12,378          12,961      13,667
06/30/89                              12,765          13,366      13,589
07/31/89                              12,765          13,366      14,817
08/31/89                              13,535          14,173      15,107
09/30/89                              13,649          14,292      15,045
10/31/89                              13,134          13,753      14,696
11/30/89                              13,283          13,909      14,996
12/31/89                              13,546          14,185      15,356
01/31/90                              12,862          13,468      14,325
02/28/90                              12,921          13,530      14,510
03/31/90                              13,019          13,633      14,895
04/30/90                              12,531          13,121      14,522
05/31/90                              13,190          13,812      15,938
06/30/90                              13,137          13,756      15,830
07/31/90                              12,903          13,511      15,779
08/31/90                              11,947          12,510      14,353
09/30/90                              11,456          11,996      13,654
10/31/90                              11,181          11,707      13,595
11/30/90                              11,865          12,424      14,473
12/31/90                              12,090          12,659      14,877
01/31/91                              12,560          13,152      15,526
02/28/91                              13,283          13,909      16,636
03/31/91                              13,485          14,120      17,038
04/30/91                              13,631          14,274      17,079
05/31/91                              14,043          14,705      17,817
06/30/91                              13,690          14,335      17,001
07/31/91                              14,080          14,743      17,793
08/31/91                              14,506          15,190      18,215
09/30/91                              14,484          15,167      17,911
10/31/91                              14,635          15,325      18,151
11/30/91                              14,031          14,692      17,419
12/31/91                              14,901          15,603      19,412
01/31/92                              15,016          15,723      19,051
02/28/92                              15,064          15,773      19,299
03/31/92                              14,918          15,621      18,922
04/30/92                              15,354          16,077      19,479
05/31/92                              15,499          16,229      19,574
06/30/92                              15,555          16,288      19,282
07/31/92                              16,134          16,894      20,071
08/31/92                              16,016          16,771      19,660
09/30/92                              16,187          16,949      19,892
10/31/92                              15,888          16,637      19,960
11/30/92                              16,296          17,064      20,638
12/31/92                              16,610          17,393      20,891
01/31/93                              16,973          17,773      21,065
02/28/93                              17,295          18,110      21,352
03/31/93                              17,881          18,723      21,803
04/30/93                              17,637          18,468      21,276
05/31/93                              17,871          18,713      21,843
06/30/93                              17,963          18,810      21,907
07/31/93                              17,871          18,713      21,819
08/31/93                              18,457          19,327      22,645
09/30/93                              18,509          19,381      22,471
10/31/93                              18,831          19,719      22,936
11/30/93                              18,602          19,479      22,718
12/31/93                              18,695          19,576      22,993
01/31/94                              19,305          20,215      23,775
02/28/94                              18,874          19,763      23,131
03/31/94                              18,215          19,074      22,124
04/30/94                              18,428          19,297      22,408
05/31/94                              18,439          19,308      22,773
06/30/94                              18,168          19,025      22,215
07/31/94                              18,729          19,611      22,944
08/31/94                              19,321          20,232      23,882
09/30/94                              19,060          19,958      23,299
10/31/94                              19,026          19,923      23,821
11/30/94                              18,352          19,217      22,954
12/31/94                              18,491          19,362      23,294
01/31/95                              18,960          19,854      23,897
02/28/95                              19,553          20,474      24,827
03/31/95                              20,107          21,055      25,559
04/30/95                              20,537          21,505      26,310
05/31/95                              21,136          22,132      27,379
06/30/95                              21,397          22,406      28,014
07/31/95                              22,232          23,280      28,941
08/31/95                              22,392          23,448      29,013
09/30/95                              23,071          24,158      30,238
10/31/95                              22,817          23,892      30,129
11/30/95                              23,614          24,727      31,449
12/31/95                              24,104          25,240      32,056
01/31/96                              24,875          26,047      33,145
02/28/96                              24,936          26,111      33,454
03/31/96                              25,232          26,421      33,775
04/30/96                              25,331          26,524      34,272
05/31/96                              26,169          27,402      35,155
06/30/96                              26,497          27,745      35,289
07/31/96                              25,750          26,964      33,730
08/31/96                              26,236          27,472      34,443
09/30/96                              27,448          28,742      36,380
10/31/96                              28,449          29,775      37,383
11/30/96                              29,956          31,325      40,206
12/31/96                              29,878          31,213      39,409
01/31/97                              31,065          32,454      41,868
02/28/97                              31,107          32,484      42,199
03/31/97                              29,939          31,253      40,469
04/30/97                              30,365          31,668      42,881
05/31/97                              32,538          33,909      45,488
06/30/97                              33,880          35,276      47,526
07/31/97                              35,708          37,155      51,307
08/31/97                              35,151          36,573      48,434
09/30/97                              36,727          38,175      51,087
10/30/97                              35,177          36,545      49,383
11/30/97                              36,770          38,175      51,667
12/31/97                              37,693          39,125      52,553

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER
outperformed in the year's last three quarters. American Home Products (AHP) provided a small boost in the latest quarter. I had increased our stake in AHP after its share price fell on liability concerns. I also purchased more shares in American Stores, a food and drug store chain, when its price fell on missed earnings.
   Despite the fact both these domestic companies experienced dips in the last six months, I am content to hold them because their revenues are less tied to foreign countries at a time when international exposure is not so desirable.
   I also currently like smaller domestic companies more than larger ones. One of them, Chancellor Media, was the largest contributor to our performance in the latest three quarters. (This radio station holding company actually grew from small to mid cap on us.) Through appreciation, acquisitions and mergers, the share price of AMFM has doubled since we bought it. And best of all, the Chancellor convertible we hold pays a 7% dividend.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Family Golf Centers, Inc. Cvt. 5.75%, due 10/15/04 ................. 5.2%
  (Golf Recreation Centers)
Chancellor Media Corp. 7.00% Convertible ............................ 4.5
  (Radio Stations)
American Home Products Corp.  ....................................... 4.4
  (Pharmaceuticals)
CCA Prison Realty Trust ............................................. 3.4
  (Correctional Facilities Leasing)
MICROS Systems, Inc.  ............................................... 2.9
  (Specialty Software Company)
Mobil Corp.  ........................................................ 2.5
  (Oil/Gas Exploration & Production)
Green Tree Financial Corp.  ......................................... 2.4
  (Financial Services Company)
J.C. Penney Co., Inc.  .............................................. 2.4
  (Department Store)
GATX Corp.  ......................................................... 2.3
  (Railway & Terminal Operator)
U.S. Bancorp ........................................................ 2.2
  (Bank)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Family Golf Centers, Inc. Cvt. 5.75%, due 10/15/04 ................. $20,190
Green Tree Financial Corp.  ......................................... 10,701
Quantum Corp. 7.00%, due 8/01/04 ..................................... 9,090
Xilinx, Inc. (144A) 5.25%, due 11/01/02 .............................. 8,261
Cymer, Inc. (144A) 7.25%, due 8/05/00 (Step Bond) .................... 8,250


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*RJR Nabisco Holdings Corp.  ........................................ $8,665
*Stage Stores, Inc.  ................................................. 7,157
*Browning Ferris Industries, Inc. 7.25% "ACES" ....................... 5,334
*Advanta Corp. (Class B) Series 95 SAILS ............................. 5,137
*Omega Healthcare Investors, Inc.  ................................... 4,860

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Leisure Time (Products) ................................................. 6%
Real Estate Investment Trust ............................................. 6
Health Care (Diversified) ................................................ 6
Oil (International Integrated) ........................................... 5
Broadcasting (Television, Radio & Cable) ................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   Another small company contribution came from CCA Prison Realty
(PZN). This REIT has moved from $21 to $45 a share since we purchased it in July. PZN pays an attractive dividend and positions us to participate in the prison privatization trend.
   Through Family Golf Center's 5.75% convertible, SAFECO Income
Fund is holding a great small company in a way that fits our conservative risk/reward profile. I made Family Golf our largest position because, I believe it can grow tremendously over the next couple years. This company acquires and improves golf driving ranges.
   I'm substantially invested in integrated international oil producers, a long-standing, high-yielding staple of equity-income funds. I believe these stocks reduce the overall risk of our portfolio because they tend to be less volatile than the market as a whole.
   I took our gain in RJR Nabisco and reduced exposure to tobacco stocks because the tobacco settlement process had become more politicized. In my estimation, a politically negotiated settlement-- which is what's happening--is more difficult to analyze than a solution determined on a case-by-case basis in the courts.
   We're invested in technology, albeit conservatively, in an amount comparable to the S&P 500. Compared to the broad market, our tech companies have lower exposure to Asia and are less cyclical. As well, many of our investments are held in convertible debt securities.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Net Asset Capitalization
            Weightings
    As a Percent of Net Assets
          Common Stocks

Large: ($4 Bil. and above)                52%
Medium: ($1 Bil. - $4 Bil.)                8%
Small: (Less than $1 Bil.)                13%
Preferred Stocks:                         11%
Corporate Bonds:                          15%
Cash and Other:                            1%

   The fund remains fully invested in domestically-oriented companies, and that's attractive given today's environment. I believe the biggest risk in the market right now is the damage an Asian recession could do. I anticipate the Asian economies will experience serious recessions and I think our domestic economy will slow because of it. Slow, but not recede-- and, that is why I'm continuing to invest at home. Overall, the outlook for our markets, and your Fund, remains constructive.

/s/ Thomas Rath
Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 73.1%

AEROSPACE/DEFENSE - 1.8%
        75,000   Lockheed Martin Corp. .............................. $ 7,387

BANKS (MAJOR REGIONAL) - 2.4%
        45,000   Barnett Banks, Inc. .................................. 3,234
        45,674   NationsBank Corp. .................................... 2,778
        92,200   Norwest Corp. ........................................ 3,561

BANKS (MONEY CENTER) - 1.9%
        70,000   Chase Manhattan Corp. ................................ 7,665

BANKS (REGIONAL) - 2.2%
        79,275   U.S. Bancorp ......................................... 8,874

BEVERAGES (ALCOHOLIC) - 1.4%
       125,000   Anheuser-Busch Co., Inc. ............................. 5,500

CHEMICALS (SPECIALTY) - 1.0%
        74,600   International Flavors & Fragrances, Inc. ............. 3,842

COMPUTERS (HARDWARE) - 2.9%
       262,200   *MICROS Systems, Inc. ............................... 11,799

ELECTRIC COMPANIES - 2.6%
       160,000   Houston Industries, Inc. ............................. 4,270
       125,000   NIPSCO Industries, Inc. .............................. 6,180

ELECTRICAL EQUIPMENT - 2.2%
       105,000   AMP, Inc. ............................................ 4,410
        60,000   General Electric Co. ................................. 4,403

FINANCIAL (DIVERSIFIED) - 2.5%
        70,000   Federal National Mortgage Association ................ 3,994
       277,500   Medallion Financial Corp. ............................ 6,105

FINANCIAL (MISC.) - 2.4%
       370,000   Green Tree Financial Corp. ........................... 9,689

FOODS - 1.6%
        27,400   CPC International, Inc. .............................. 2,952
       110,000   *ConAgra, Inc. ....................................... 3,609

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.6%
       230,000   American Home Products Corp. ....................... $17,595
        50,000   Bristrol-Myers Squibb Co. ............................ 4,731

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 1.2%
        45,000   Merck and Co., Inc. .................................. 4,781

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.8%
       150,000   Kimberly-Clark Corp. ................................. 7,397

INSURANCE (MULTI-LINE) - 1.6%
        70,000   Hartford Financial Services Group, Inc. .............. 6,549

LEISURE TIME (PRODUCTS) - 1.0%
       215,000   Sturm, Ruger & Co., Inc. ............................. 3,964

MANUFACTURING (DIVERSIFIED) - 1.1%
        55,000   Minnesota Mining & Manufacturing Co. ................. 4,513

NATURAL GAS - 1.0%
       135,000   Northwest Natural Gas Co. ............................ 4,185

OFFICE EQUIPMENT & SUPPLIES - 1.5%
       440,000   Unisource Worldwide, Inc. ............................ 6,270

OIL (DOMESTIC INTEGRATED) - 2.5%
       140,000   Mobil Corp. ......................................... 10,106

OIL (INTERNATIONAL INTEGRATED) - 5.0%
       100,000   Exxon Corp. .......................................... 6,119
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,419
       160,000   Texaco, Inc. ......................................... 8,700

PAPER & FOREST PRODUCTS - 0.8%
        70,000   Weyerhaeuser Co. ..................................... 3,434

PERSONAL CARE - 1.1%
        70,000   Avon Products, Inc. .................................. 4,296

RAILROADS - 2.3%
       126,434   GATX Corp. ........................................... 9,174

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 5.6%
       307,100   CCA Prison Realty Trust ........................... $ 13,704
       125,000   First Industrial Realty Trust, Inc. .................. 4,516
       150,000   Liberty Property Trust ............................... 4,284

RETAIL (DEPARTMENT STORES) - 2.4%
       160,000   J.C. Penney Co., Inc. ................................ 9,650

RETAIL (FOOD CHAINS) - 1.0%
       191,000   American Stores Co. .................................. 3,928

SAVINGS & LOAN COMPANIES - 1.8%
       114,000   Washington Mutual Savings Bank ....................... 7,275

SERVICES (COMMERCIAL & CONSUMER) - 1.9%
       275,900   Landauer, Inc. ....................................... 7,725

SERVICES (DATA PROCESSING) - 3.8%
       135,000   Automatic Data Processing, Inc. ...................... 8,286
       252,815   First Data Corp. ..................................... 7,395

TELECOMMUNICATIONS (LONG DISTANCE) - 1.1%
        70,000   AT&T Corp. ........................................... 4,288

TELEPHONE - 2.1%
       160,000   GTE Corp. ............................................ 8,360

TOBACCO - 2.0%
       179,000   Philip Morris Cos., Inc. ............................. 8,112
                                                                       ------
TOTAL COMMON STOCKS ................................................. 295,008
                                                                       ------

PREFERRED STOCKS - 10.9%

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.5%
       170,000   Chancellor Media Corp. 7.00% Convertible ............ 18,275

COMPUTERS (NETWORKING) - 0.9%
       100,000   #Vanstar Financing Trust 6.75% Convertible (144A) (acquired
                 9/27/97) ............................................. 3,700
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CONTAINERS (METAL & GLASS) - 2.1%
       177,000   Crown Cork & Seal 4.50% Convertible ................ $ 8,319

INSURANCE (LIFE/HEALTH) - 1.2%
        52,000   American Banks Insurance Series B Convertible ........ 4,836

OIL & GAS (EXPLORATION & PRODUCTION) - 0.5%
        44,800   Nuevo Energy Co. $2.875 Convertible .................. 2,195

TELEPHONE - 1.7%
       115,400   Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati
                 Bell, Inc. ........................................... 6,838
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 44,163
                                                                       ------

CORPORATE BONDS - 14.5%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTERS (HARDWARE) - 1.0%
    $4,500,000   HMT Technology 5.75%, due 1/15/04 .................... 3,943

COMPUTERS (PERIPHERALS) - 1.9%
     8,500,000   Quantum Corp. 7.00%, due 8/01/04 ..................... 7,948

ELECTRONICS - 1.8%
     7,500,000   #Xilinx, Inc. (144A) (acquired 10/09/97) 5.25%, due
                 11/01/02 ............................................. 7,266

EQUIPMENT (SEMICONDUCTORS) - 1.5%
     8,000,000   #Cymer, Inc. (144A) (acquired 10/02/97) 7.25%, due 8/05/00
                 (Step Bond) .......................................... 5,960

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
LEISURE TIME (PRODUCTS) - 5.2%
   $20,000,000   #Family Golf Centers, Inc. (144A) (acquired 10/10/97) 5.75%, due 10/15/04 ....................................... $21,125

OFFICE EQUIPMENT & SUPPLIES - 0.9%
     4,000,000   Corporate Express, Inc. 4.50%, due 7/01/00 ........... 3,535

OIL (DOMESTIC INTEGRATED) - 1.2%
     2,500,000   Pennzoil Co. 6.50%, due 1/15/03 ...................... 4,681
RETAIL (BUILDING SUPPLIES) - 1.0%
     3,000,000   Home Depot, Inc. 3.25%, due 10/01/01 ................. 4,016
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 58,474
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.7%

INVESTMENT COMPANIES:
    $6,882,524   SSgA Prime Money Market Portfolio .................. $ 6,883
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 6,883
                                                                       ------
TOTAL INVESTMENTS - 100.2% .......................................... 404,528
Liabilities, Less Other Assets ...................................... (1,003)
                                                                       ------
NET ASSETS ......................................................... $403,525
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $40,663,545 and total value is 9.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 30.79% for Class A shares and 29.93% for Class B shares, not including the effects of sales charges, SAFECO Northwest Fund finished
1997 well ahead of its peer funds and slightly behind the broad market. Respectively, the average growth fund delivered 28.08% as measured by Lipper Analytical Services and the S&P 500 returned 33.36%.
   The Fund was outpacing the S&P 500 going into the fourth quarter, but fell behind during the Asian crisis.
                         [PHOTO OF WILLIAM B. WHITLOW]

   Asia was the biggest factor in the entire market's fourth quarter performance, with the Northwest Market being hardest hit. No region has a larger stake in exporting, and most of that involves the Pacific Rim. And because the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE
    OVERVIEW--CLASS A
   AND CLASS B SHARES
  AVERAGE ANNUAL TOTAL
       RETURN FOR
    THE PERIODS ENDED
    DECEMBER 31, 1997                                          WITH SALES CHARGE              WITHOUT SALES CHARGE
                                                                     SINCE                                              SINCE
                                1 YEAR            5 YEAR           INCEPTION*       1 YEAR           5 YEAR          INCEPTION*
Class A                              24.90%            11.41%              12.71%     30.79%                 12.44%       13.48%
Class B                              24.93%            11.99%              13.33%     29.93%                 12.24%       13.33%
* The Funds inception was
February 7, 1991.
Graph and average annual
return comparison
begins February 28, 1991.
Investment Value                     SAFECO            SAFECO
With Sales Charge            Northwest Fund    Northwest Fund             S&P 500      NW 50
                                    Class A           Class B               Index      Index
02/28/91                             $9,616           $10,000             $10,000    $10,000
03/31/91                              9,832            10,295              10,242     10,409
04/30/91                             10,120            10,597              10,267     10,666
05/31/91                             10,465            10,958              10,710     11,305
06/30/91                              9,853            10,317              10,220     10,552
07/31/91                             10,440            10,932              10,696     11,063
08/31/91                             10,873            11,385              10,949     11,510
09/30/91                             10,606            11,106              10,766     11,292
10/31/91                             10,500            10,995              10,911     11,285
11/30/91                              9,854            10,318              10,471     10,836
12/31/91                             11,052            11,573              11,669     12,133
01/31/92                             11,529            12,072              11,452     12,767
02/28/92                             11,898            12,459              11,601     12,958
03/31/92                             11,637            12,185              11,375     12,545
04/30/92                             11,228            11,757              11,709     11,973
05/31/92                             11,345            11,879              11,766     11,865
06/30/92                             10,987            11,504              11,591     11,450
07/31/92                             11,240            11,769              12,065     11,567
08/31/92                             10,938            11,453              11,818     11,250
09/30/92                             11,394            11,931              11,957     11,693
10/31/92                             11,774            12,329              11,998     12,156
11/30/92                             12,272            12,850              12,406     12,701
12/31/92                             12,608            13,202              12,558     12,725
01/31/93                             12,658            13,255              12,663     12,821
02/28/93                             12,037            12,605              12,835     12,420
03/31/93                             12,508            13,097              13,106     12,932
04/30/93                             11,997            12,563              12,789     12,641
05/31/93                             12,258            12,835              13,130     12,953
06/30/93                             12,143            12,715              13,169     12,675
07/31/93                             12,042            12,610              13,116     12,220
08/31/93                             12,383            12,966              13,612     12,721
09/30/93                             12,374            12,957              13,508     12,434
10/31/93                             12,534            13,125              13,787     12,881
11/30/93                             12,585            13,178              13,656     13,158
12/31/93                             12,738            13,338              13,821     13,334
01/31/94                             12,963            13,574              14,291     13,737
02/28/94                             13,290            13,917              13,904     13,941
03/31/94                             12,728            13,327              13,299     13,449
04/30/94                             12,697            13,295              13,470     13,409
05/31/94                             12,892            13,499              13,689     13,611
06/30/94                             12,562            13,154              13,354     13,198
07/31/94                             12,746            13,347              13,792     13,300
08/31/94                             13,320            13,948              14,356     14,068
09/30/94                             13,016            13,629              14,005     13,530
10/31/94                             12,892            13,499              14,319     13,449
11/30/94                             12,571            13,164              13,798     13,209
12/31/94                             12,540            13,131              14,002     13,281
01/31/95                             12,695            13,294              14,365     13,224
02/28/95                             13,016            13,629              14,924     13,668
03/31/95                             13,451            14,085              15,364     14,102
04/30/95                             13,627            14,269              15,816     14,526
05/31/95                             13,834            14,486              16,458     14,528
06/30/95                             14,516            15,200              16,840     15,409
07/31/95                             15,273            15,992              17,397     15,993
08/31/95                             15,407            16,133              17,440     16,299
09/30/95                             15,490            16,220              18,176     16,897
10/31/95                             15,307            16,029              18,111     16,507
11/30/95                             15,275            15,995              18,904     16,753
12/31/95                             15,070            15,780              19,269     16,957
01/31/96                             15,213            15,930              19,924     17,518
02/28/96                             15,677            16,415              20,110     17,921
03/31/96                             16,625            17,409              20,303     17,826
04/30/96                             17,078            17,882              20,602     18,898
05/31/96                             17,365            18,183              21,132     19,204
06/30/96                             17,003            17,804              21,213     19,123
07/31/96                             16,197            16,960              20,276     18,188
08/31/96                             16,716            17,503              20,704     19,088
09/30/96                             16,978            17,778              21,868     19,583
10/31/96                             16,547            17,314              22,471     19,446
11/30/96                             17,274            18,062              24,168     20,852
12/31/96                             17,323            18,101              23,689     21,348
01/31/97                             18,580            19,404              25,168     22,302
02/28/97                             18,580            19,391              25,366     22,719
03/31/97                             17,804            18,565              24,326     22,097
04/30/97                             18,432            19,211              25,776     23,084
05/31/97                             19,652            20,475              27,343     24,975
06/30/97                             20,773            21,636              28,568     26,156
07/31/97                             22,572            23,481              30,841     28,542
08/31/97                             21,968            22,836              29,115     27,620
09/30/97                             23,065            23,958              30,709     29,553
10/30/97                             21,796            22,642              29,685     27,603
11/30/97                             22,917            23,791              31,058     29,281
12/31/97                             22,657            23,518              31,591     28,622

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER
Northwest Fund has substantial exposure to exporting, the Asia epidemic affected our portfolio as well.
   Boeing, Schnitzer Steel, Lattice Semiconductor and Expeditors all suffered with the Asian Flu. Innova declined on the perception that developing countries would be less able to buy their wireless technology. In all these cases the problems are more perceived than real. In other words it's expectations, not orders, that are off.

   And while exports were the wrong place to be in the fourth quarter, I'm convinced they are an important place to be invested long-term. In fact, I added to our holdings in both Expeditors and Innova after their share prices dropped. Innova, with only 6% of its business tied to Asia, was simply too cheap to pass up. And, Expeditors is a net importer of goods. A stronger US dollar should actually increase its business.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 4.8%
  (Personal Computer Software)
Boeing Co.  ......................................................... 4.2
  (Aerospace)
Albertson's, Inc.  .................................................. 4.1
  (Retail Grocer)
Fred Meyer, Inc.  ................................................... 4.1
  (Department Store)
Expeditors International of Washington, Inc.  ....................... 4.1
  (Freight Forwarding)
Alaska Air Group, Inc.  ............................................. 3.9
  (Airlines)
Costco Companies, Inc.  ............................................. 3.9
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 3.8
  (Beverage Retailer)
Schnitzer Steel Industries, Inc.  ................................... 3.8
  (Steel Manufacturing)
Eagle Hardware & Garden, Inc.  ...................................... 3.7
  (Home Improvement Center)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Eagle Hardware & Garden, Inc.  ...................................... $2,504
Innova Corp.  ........................................................ 2,465
Quality Food Centers, Inc.  .......................................... 2,074
Fred Meyer, Inc.  .................................................... 2,012
Penwest Ltd.  ........................................................ 1,814


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Quality Food Centers, Inc.  ........................................ $3,380
*PacifiCare Health Systems, Inc. (Class B) ........................... 1,541
*Precision Castparts Corp.  .......................................... 1,400
*AMP, Inc.  .......................................................... 1,375
*Houston Industries, Inc.  ........................................... 1,344

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 10%
Computers (Software & Services) .......................................... 7
Computers (Hardware) ..................................................... 5
Electronics (Semiconductors) ............................................. 5
Health Care (Medical Products & Supplies) ................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   Our best fourth-quarter performers were companies that do business locally. Regional banks prospered. QFC, Fred Meyer, Albertson's and Costco all posted substantial gains. I sold QFC on the news that Fred Meyer would acquire the grocery chain. Had I kept both names we would have had 9% of net assets invested in the new company.
   I sold Assisted Living Concepts for the gain, and I sold PacifiCare for the tax write off. I bought PacifiCare's stock after it blew-up in June, anticipating a swift recovery for the HMO. Unfortunately, the stock tumbled a second time when it became clear PacifiCare's merger with FHP wasn't going well.
   The only position of any size I initiated in the last quarter was Protocol Systems, a medical monitor supplier in Oregon. I like Protocol and I wanted to keep our weighting in healthcare up.
   By taking our gains in connector company AMP, I sold the only non-Northwest company remaining in our portfolio. Every one of the 35 companies we now own has operations in the Northwest.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION
       WEIGHTINGS
   AS A PERCENT OF NET
         ASSETS
Large: ($4 Bil. and
above)                           34%
Medium: ($1 Bil. - $4
Bil.)                            10%
Small: (Less than $1
Bil.)                            55%
Cash and Other:                   1%

   I feel the portfolio is well positioned for 1998. One of the analysts or I closely follow each company we own. And that's the way it should be. After all, they're our neighbors.

/s/ William B. Whitlow
William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 4.1%
        57,000   Boeing Co. .......................................... $2,789

AIR FREIGHT - 4.1%
        71,000   Expeditors International of Washington, Inc. ......... 2,734

AIRLINES - 3.9%
        67,000   *Alaska Air Group, Inc. .............................. 2,596

BANKS (MAJOR REGIONAL) - 2.6%
        65,962   West Coast Bancorp, Inc. ............................. 1,665

BANKS (REGIONAL) - 3.1%
        18,875   U.S. Bancorp ......................................... 2,113

BIOTECHNOLOGY - 1.3%
        98,000   Corixa Corp. ........................................... 876

BUILDING MATERIALS - 3.4%
        93,000   TJ International, Inc. ............................... 2,302

CHEMICALS (DIVERSIFIED) - 3.1%
        59,000   Penford Corporation .................................. 2,065

COMMUNICATIONS (EQUIPMENT) - 3.6%
       157,000   *Innova Corp. ........................................ 2,394

COMPUTERS (HARDWARE) - 5.4%
        30,000   Hewlett-Packard Co. .................................. 1,875
        88,000   *Sequent Computer Systems, Inc. ...................... 1,760

COMPUTERS (SOFTWARE & SERVICES) - 6.6%
       125,000   *Mentor Graphics Corp. ............................... 1,211
        25,000   *Microsoft Corp. ..................................... 3,231

ELECTRONICS (SEMICONDUCTORS) - 5.4%
        31,000   Intel Corp. .......................................... 2,178
        30,700   *Lattice Semiconductor Corp. ......................... 1,454

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOOTWEAR - 1.8%
        30,000   NIKE, Inc. .......................................... $1,177

HEALTH CARE (LONG TERM CARE) - 3.6%
       189,000   *Emeritus Corp. ...................................... 2,410

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 5.2%
       142,000   *Physio-Control International Corp. .................. 2,254
       123,000   *Protocol Systems, Inc. .............................. 1,238

IRON & STEEL - 3.8%
        90,000   Schnitzer Steel Industries, Inc. ..................... 2,526

METALS MINING - 1.1%
        23,000   *Oregon Metallurgical Corp. ............................ 768

PHOTOGRAPHY/IMAGING - 1.8%
       106,000   *Seattle FilmWorks, Inc. ............................. 1,179

RAILROADS - 2.5%
        18,000   Burlington Northern Santa Fe ......................... 1,673

RESTAURANTS - 3.7%
        66,000   *Starbucks Corp. ..................................... 2,533

RETAIL (BUILDING SUPPLIES) - 3.7%
       130,000   *Eagle Hardware & Garden, Inc. ....................... 2,519

RETAIL (DEPARTMENT STORES) - 4.1%
        76,000   *Fred Meyer, Inc. .................................... 2,764

RETAIL (FOOD CHAINS) - 4.1%
        58,500   Albertson's, Inc. .................................... 2,771

RETAIL (GENERAL MERCHANDISE) - 3.8%
        58,000   *Costco Companies, Inc. .............................. 2,588

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOAN COMPANIES - 9.7%
        33,000   InterWest Bancorp Inc.  ............................ $ 1,246
         6,200   Riverview Bancorp. Inc. ................................ 110
       106,000   *Sterling Financial Corp. ............................ 2,305
        37,200   Washington Mutual Savings Bank ....................... 2,374
        19,829   WesterFed Financial Corp. .............................. 506

TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
       158,000   *General Communications, Inc. (Class A) .............. 1,047
TELEPHONE - 1.8%
        57,000   *NEXTLINK Communications, Inc. (Class A) ............. 1,215
                                                                        -----
TOTAL COMMON STOCKS .................................................. 66,446
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 3.4%

INVESTMENT COMPANIES:
    $2,310,750   SSgA Prime Money Market Portfolio .................. $ 2,311
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 2,311
                                                                        -----
TOTAL INVESTMENTS - 102.3% ........................................... 68,757
Liabilities, less Other Assets ...................................... (1,564)
                                                                        -----
NET ASSETS .......................................................... $67,193
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 16.29% for Class A shares and 15.21%
for Class B shares, not including the effects of sales charges, for the year ending December 31, 1997, while the average balanced fund returned 20.05% according to Lipper Analytical Services. A 60%/40% composite of the S&P 500 and the Lehman Government/Corporate index returned 23.65%.
   There are three main reasons the SAFECO Balanced Fund under-performed the average balanced fund. The latter two also explain why we lagged the
composite index.             [PHOTO OF REX BENTLEY]

   First, stocks significantly outperformed bonds in 1997 and our equity allocation, which ranged from 58% to 60%, was lower than

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW --
     CLASS A AND CLASS B SHARES         WITH SALES                             WITHOUT
    AVERAGE ANNUAL TOTAL RETURN           CHARGE                             SALES CHARGE
       FOR THE PERIODS ENDED                                SINCE                                  SINCE
         DECEMBER 31, 1997                1 YEAR         INCEPTION*             1 YEAR          INCEPTION*
Class A                                        11.05%           11.72%                  16.29%       14.44%
Class B                                        10.21%           11.89%                  15.21%       13.76%
*Graph and average annual return
comparison begins January 31, 1996,
inception date of the fund.
Investment Value
With Sales Charge                                                                 60% S&P 500/
                                               SAFECO           SAFECO     40% Lehman Brothers
                                        Balanced Fund    Balanced Fund             Government/
                                              Class A          Class B         Corporate Index
01/30/96                                       $9,550          $10,000                 $10,000
02/28/96                                       $9,502           $9,950                  $9,971
03/31/96                                       $9,566          $10,017                  $9,995
04/30/96                                       $9,624          $10,077                 $10,056
05/31/96                                       $9,758          $10,218                 $10,204
06/30/96                                       $9,879          $10,345                 $10,282
07/31/96                                       $9,657          $10,112                 $10,019
08/31/96                                       $9,782          $10,243                 $10,136
09/30/96                                      $10,122          $10,599                 $10,550
10/31/96                                      $10,326          $10,803                 $10,823
11/30/96                                      $10,765          $11,252                 $11,393
12/31/96                                      $10,635          $11,112                 $11,207
01/30/97                                      $10,953          $11,434                 $11,632
02/28/97                                      $11,042          $11,517                 $11,697
03/31/97                                      $10,654          $11,111                 $11,354
04/30/97                                      $10,895          $11,351                 $11,826
05/31/97                                      $11,345          $11,810                 $12,302
06/30/97                                      $11,637          $12,096                 $12,691
07/31/97                                      $12,302          $12,777                 $13,452
08/31/97                                      $11,828          $12,274                 $12,940
09/30/97                                      $12,149          $12,607                 $13,447
10/30/97                                      $11,946          $12,386                 $13,264
11/30/97                                      $12,220          $12,660                 $13,660
12/31/97                                      $12,367          $12,403                 $13,858

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
that of the average fund. This same allocation helped the fund outperform its peers in the fourth quarter when bonds provided a better return than stocks. At current stock valuations, we are not inclined to raise the equity allocation and are confident our target of 60% stocks and 40% bonds is appropriate.
   Second, the equity portion of the portfolio is underweighted in financial stocks, which for the third consecutive year posted superior results. Because financials have traded up so high, we are very comfortable limiting our exposure to them.
                           [PHOTO OF LYNETTE SAGVOLD]
                           [PHOTO OF MICHAEL HUGHES]

   Third, we purchased several stocks including Electronic Data Systems
(data outsourcing), American Stores (grocery/drugstore chain), and
Unisource Worldwide (paper distributor) as they declined on what we still believe to be temporary setbacks. Even though these stocks continued to decline after they were purchased, we

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc.  ........................... 1.9%
  (Insurance Company)
Chase Manhattan Corp.  .............................................. 1.9
  (Bank)
J.C. Penney Co., Inc.  .............................................. 1.8
  (Department Store)
American Home Products Corp.  ....................................... 1.8
  (Pharmaceuticals)
Amoco Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
NationsBank Corp.  .................................................. 1.6
  (Bank)
Atlantic Richfield Co.  ............................................. 1.6
  (Oil/Gas Exploration & Production)
Merck & Co., Inc.  .................................................. 1.6
  (Health Care Products)
Avon Products, Inc.  ................................................ 1.6
  (Beauty Care Products)

TOP FIVE PURCHASES
(COMMON STOCKS)
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Banc One Corp.  ....................................................... $228
Boeing Co.  ............................................................ 223
General Signal Corp.  .................................................. 205
Merck & Co., Inc.  ..................................................... 201
International Paper Co.  ............................................... 183


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*SmithKline Beecham, plc (ADR) ........................................ $256
*Albertson's, Inc.  .................................................... 210
*Raytheon Co.  ......................................................... 173
*Schering-Plough Corp.  ................................................ 171
*3Com Corp.  ........................................................... 170

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 5%
Manufacturing (Diversified) .............................................. 5
Electrical Equipment ..................................................... 5
Retail (Department Stores) ............................................... 3
Telephone ................................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

believe they represent excellent value with significant upside potential.
   On the whole, 1997 was another outstanding year for U.S.
financial markets. It was also peculiar, especially on the equity side where the stock market's advance was quite narrow. About 50 stocks, or 10% of the index's 500 stocks, accounted for 63% of the S&P 500's 33.36% return.
   And, the year ended on a sober note. The technology sector, which has had strong performance for some time, declined 12% last quarter on signs of weakening demand and shrinking profit margins. Concern over financial problems in Asia resulted in a one-day drop in U.S. equity prices of over 7%. Although stocks recouped much of their losses the following day, it was another reminder that stocks don't always go up.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Common Stocks
Large: ($4 Bil. and above)                49%
Medium: ($1 Bil. - $4 Bil.)                9%
Small: (Less than $1 Bil.)                 2%
Corporate Bonds:                          14%
Asset Backed Securities                    4%
U.S. Government Securities:               20%
Cash and Other:                            2%

   We sold Bristol Myers Squibb, PepsiCo and Raytheon because they reached our price targets. We sold Advanta and 3Com because of deteriorating fundamentals.
   We purchased new positions in companies we think are well positioned in their markets and selling at attractive valuations, including Boeing. The airplane manufacturer has had major success in obtaining new orders, but temporary production problems have restrained its stock price.
   We bought Intel in December, after it had declined 30% from its yearly high. We expect these and new positions in General Signal (a diversified manufacturer of electrical equipment), Johnson & Johnson, and Praxair (supplier of industrial gases) to improve the risk/return profile of your portfolio.
   At year end, the stocks in the Fund sold at a 17% discount to the S&P 500's P/E (price to earnings ratio) based on 1998 expected earnings per share. The Fund's stocks had a 29% higher dividend yield than the S&P 500. And, we think our stocks can produce roughly the same level of earnings growth as the S&P 500 stocks over time.
   Bonds performed well in the fourth quarter, benefiting from a

------------------------------------------------------------------
------------------------------------------------------------------

strong U.S. dollar, turmoil in the Asian markets and continued low inflation. The yield curve remains very flat and we are emphasizing intermediate-term maturities.
   The fixed-income portion of the Balanced Fund has a sensitivity to interest rates that is slightly higher than the general market. We are modestly overweighted in high-quality corporate and mortgage-backed bonds and underweighted in U.S. Treasury and Agency bonds.
   While the investment environment remains quite good, there are reasons to be cautious. We attempt to factor these variables into our decisions, keeping in mind both the potential rewards, and the possible risks. We believe the Balanced Fund is well positioned on both counts.

/s/ Rex Bentley
Rex Bentley, Stocks

/s/ Lynette Sagvold
Lynette D. Sagvold, Stocks

/s/ Michael Hughes
Michael Hughes, Bonds
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 4.0%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 2.1%
      $200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 ................................... $196
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 101

CONSUMER (FINANCE) - 1.4%
       119,787   AFG Receivables Trust
                 6.20%, due 2/15/03 ..................................... 120
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 75

FINANCIAL (DIVERSIFIED) - 0.5%
        75,000   FNMA (Class C)
                 6.74%, due 8/25/07 ...................................... 77
                                                                        -----
TOTAL ASSET BACKED SECURITIES ........................................... 569
                                                                        -----

COMMON STOCKS - 59.7%

AEROSPACE/DEFENSE - 1.5%
         4,400   Boeing Co.  ............................................ 215

BANKS (MAJOR REGIONAL) - 1.6%
         3,800   NationsBank Corp.  ..................................... 231

BANKS (MONEY CENTER) - 1.8%
         2,400   Chase Manhattan Corp.  ................................. 263

BANKS (REGIONAL) - 1.5%
         4,000   Banc One Corp.  ........................................ 217

BEVERAGES (ALCOHOLIC) - 1.5%
         5,000   Anheuser-Busch Co., Inc.  .............................. 220

BUILDING MATERIALS - 1.4%
         2,600   Armstrong World Industries, Inc.  ...................... 194

CHEMICALS - 1.3%
         4,000   Praxair, Inc.  ......................................... 180

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.0%
         3,400   BF Goodrich Co.  ...................................... $141

COMPUTERS (HARDWARE) - 2.0%
         2,400   Hewlett-Packard Co.  ................................... 150
         6,900   *Sequent Computer Systems, Inc.  ....................... 138

ELECTRIC COMPANIES - 1.5%
         4,200   NIPSCO Industries, Inc.  ............................... 208

ELECTRICAL EQUIPMENT - 4.8%
         4,900   AMP, Inc.  ............................................. 206
         1,700   General Electric Co.  .................................. 125
         5,100   General Signal Corp.  .................................. 215
         2,400   Motorola, Inc.  ........................................ 137

ELECTRONICS (SEMICONDUCTORS) - 0.6%
         1,200   Intel Corp.  ............................................ 84

FINANCIAL (DIVERSIFIED) - 1.4%
         3,400   Federal National Mortgage Association .................. 194

FOODS - 2.2%
         1,800   CPC International, Inc.  ............................... 194
         3,600   ConAgra, Inc.  ......................................... 118

HEALTH CARE (DIVERSIFIED) - 3.1%
         3,300   American Home Products Corp.  .......................... 253
         2,800   Johnson & Johnson ...................................... 185

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 1.6%
         2,100   Merck and Co., Inc.  ................................... 223

HEALTH CARE (MED PRODUCTS & SUPPLIES) - 0.9%
         2,500   Baxter International, Inc.  ............................ 126

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.5%
         4,200   Kimberly-Clark Corp.  .................................. 207

INSURANCE (MULTI-LINE) - 1.9%
         2,900   Hartford Financial Services Group, Inc.  ............... 271

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 4.5%
         3,400   AlliedSignal, Inc.  ................................... $132
         4,800   Corning, Inc.  ......................................... 178
         3,800   Crane Co.  ............................................. 165
         3,900   Harsco Corp.  .......................................... 168

OFFICE EQUIPMENT & SUPPLIES - 1.0%
        10,000   Unisource Worldwide, Inc.  ............................. 143

OIL (DOMESTIC INTEGRATED) - 4.9%
         2,800   Amoco Corp.  ........................................... 238
         2,800   Atlantic Richfield Co.  ................................ 224
         3,300   Mobil Corp.  ........................................... 238

PAPER & FOREST PRODUCTS - 1.1%
         3,600   International Paper Co.  ............................... 155

PERSONAL CARE - 1.5%
         3,600   Avon Products, Inc.  ................................... 221

RAILROADS - 1.0%
         1,500   Burlington Northern
                 Santa Fe ............................................... 140

REAL ESTATE INVESTMENT TRUST - 1.2%
         2,500   First Industrial Realty Trust, Inc.  .................... 90
         3,000   Liberty Property Trust .................................. 86

RETAIL (DEPARTMENT STORES) - 3.2%
         4,300   J.C. Penney Co., Inc.  ................................. 259
         3,700   May Department Stores Co.  ............................. 195

RETAIL (FOOD CHAINS) - 1.5%
        10,400   American Stores Co.  ................................... 214

SERVICES (DATA PROCESSING) - 2.7%
         3,300   Automatic Data
                 Processing, Inc.  ...................................... 203
         4,200   Electronic Data Systems Corp.  ......................... 185
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 3.1%
         2,400   Bell Atlantic Corp.  ................................. $ 218
         4,200   GTE Corp.  ............................................. 220

TOBACCO - 0.9%
         2,700   Philip Morris Cos., Inc.  .............................. 123
                                                                        -----
TOTAL COMMON STOCKS ................................................... 8,490
                                                                        -----

CORPORATE BONDS - 14.0%

BANKS (MAJOR REGIONAL) - 1.5%
      $110,000   Midland Bank
                 7.65%, due 5/01/25 ..................................... 120
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ..................................... 100

BANKS (MONEY CENTER) - 1.5%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 110
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 106

BUILDING MATERIALS - 0.5%
        65,000   Hanson Overseas
                 6.75%, due 9/15/05 ...................................... 66

ELECTRIC COMPANIES - 0.4%
        50,000   Oklahoma Gas & Electric
                 Energy Corp.
                 6.50%, due 7/15/17 ...................................... 51

ENGINEERING & CONSTRUCTION - 0.5%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 79

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCE (DIVERSIFIED) - 2.9%
      $100,000   Ford Motor Credit Co.
                 6.55%, due 9/10/02 .................................... $101
        80,000   General Motors Acceptance Corp.
                 8.50%, due 1/01/03 ...................................... 87
       100,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 103
        50,000   Morgan Stanley Group, Inc.
                 6.375%, due 8/01/02 ..................................... 50
        75,000   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 75

FINANCIAL (MISCELLANEOUS) - 2.9%
        95,000   Associates Corp. of North America
                 8.55%, due 7/15/09 ..................................... 110
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 ..................................... 98
        95,000   McDonnel Douglas Finance Corp.
                 6.83%, due 5/21/01 ...................................... 97
       100,000   Salomon Smith Barney Holding
                 6.625%, due 11/15/03 ................................... 100

INVESTMENT BANKING/BROKERAGE - 1.4%
       100,000   Bear Stearns Companies, Inc.
                 6.75%, due 12/15/07 .................................... 101
       100,000   Donaldson Lufkin & Jenrette
                 6.90%, due 10/01/07 .................................... 102

PETROLEUM & PETROLEUM SERVICES - 0.7%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 100
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 0.7%
     $ 100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 .................................. $  103

RETAIL (SPECIALTY) - 0.4%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 51

UTILITIES - 0.5%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 73
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 1,983
                                                                        -----

U.S. GOVERNMENT SECURITIES - 19.9%

U.S. TREASURY NOTES - 19.9%
       605,000   7.50%, due 11/15/16 .................................... 706
     1,105,000   7.25%, due 8/15/04 ................................... 1,194
       500,000   6.875%, due 3/31/00 .................................... 512
       250,000   6.50%, due 10/15/06 .................................... 262
       150,000   5.75%, due 12/31/98 .................................... 150
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 2,824
                                                                        -----

TEMPORARY INVESTMENTS - 4.0%

INVESTMENT COMPANIES:
       566,554   SSgA Prime Money Market Portfolio ...................... 567
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 567
                                                                        -----
TOTAL INVESTMENTS - 101.6% ........................................... 14,433
Liabilities, less Other Assets ........................................ (230)
                                                                        -----
NET ASSETS .......................................................... $14,203
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO INTERNATIONAL FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the 12 months ended December 31, 1997, SAFECO International Fund returned 4.30% for Class A shares and 3.48% for Class B shares, not including the effects of sales charges, while the average international fund returned 7.27% according to Lipper Analytical Services. Meanwhile, the MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East Index) returned 1.78%.
   With the notable exception of South East Asia and the Far East, global equity markets performed strongly during 1997. Underpinning the strong performances was the almost universal phenomenon of steady economic growth and low inflation.
   Asia experienced a succession of economic and political upheavals during the second half of the year that started in Thailand in May and continued across South

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE OVERVIEW--
     CLASS A AND CLASS B SHARES
    AVERAGE ANNUAL TOTAL RETURN         WITH SALES                          WITHOUT
       FOR THE PERIODS ENDED              CHARGE                         SALES CHARGE
         DECEMBER 31, 1997                1 YEAR      SINCE INCEPTION*      1 YEAR      SINCE INCEPTION*
Class A                                       -0.39%              6.93%          4.30%              9.53%
Class B                                       -1.52%              7.01%          3.48%              8.96%
* Graph and average annual return
comparison begins January 31, 1996,
inception date of the fund.
Investment Value                              SAFECO             SAFECO
With Sales Charge                      International      International
                                        Fund Class A       Fund Class B     EAFE Index
01/30/96                                      $9,550            $10,000        $10,000
02/28/96                                       9,493              9,940         10,034
03/31/96                                       9,588             10,040         10,247
04/30/96                                       9,827             10,290         10,545
05/31/96                                       9,789             10,250         10,351
06/30/96                                       9,779             10,240         10,409
07/31/96                                       9,397              9,840         10,105
08/31/96                                       9,779             10,240         10,127
09/30/96                                       9,984             10,454         10,396
10/31/96                                      10,099             10,565         10,290
11/30/96                                      10,733             11,229         10,699
12/31/96                                      10,901             11,391         10,561
01/30/97                                      10,863             11,340         10,192
02/28/97                                      11,007             11,482         10,358
03/31/97                                      10,930             11,411         10,396
04/30/97                                      10,978             11,451         10,451
05/31/97                                      11,481             11,966         11,131
06/30/97                                      11,828             12,320         11,745
07/31/97                                      12,243             12,744         11,935
08/31/97                                      11,201             11,643         11,044
09/30/97                                      11,954             12,421         11,662
10/30/97                                      10,872             11,290         10,766
11/30/97                                      11,027             11,441         10,656
12/31/97                                      11,370             11,388         10,749

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE INTERNATIONAL FUND MANAGER
East Asia and into the Far East. The structural problems in the region were exacerbated by the head-in-the-sand approach of political leaders whose reactions to the problems have damaged, rather than restored, confidence in the region.
   Europe in general did well during the year on the back of lower interest rates, increasing signs of economic recovery and evidence that management was paying greater attention to shareholders' interests. In the U.K. strong corporate earnings results, particularly from the financial services sector, and the expectation of corporate restructuring supported a solid year in the equity market.
   The prevailing low-interest rate environment has been one of the main linchpins of equity market strength. Consequently, on a thematic basis, Positive Banking Environment added significant value to the portfolio. U.K. quoted Barclays Bank was the biggest contributor to the theme's overall performance.
   Healthcare Needs was also a positive contributor. The top performer in this theme was the

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Novartis AG ........................................................ 5.3%
  (Pharmaceuticals)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 3.7
  (Insurance)
B.A.T. Industries, plc .............................................. 3.0
  (Tobacco)
Canon, Inc.  ........................................................ 2.9
  (Office Equipment)
Nestle SA ........................................................... 2.8
  (Food)
Sony Corp.  ......................................................... 2.7
  (Audio/Video Products)
Honda Motor Co., Ltd.  .............................................. 2.6
  (Auto Manufacturer)
Takeda Chemical Industries .......................................... 2.6
  (Health Care Products)
Barclays, plc ....................................................... 2.5
  (Banking & Finance)
National Australia Bank, Ltd.  ...................................... 2.5
  (Banking & Finance)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 32%
Japan ................................................................... 17
Switzerland ............................................................. 15
Netherlands .............................................................. 8
Germany .................................................................. 7


TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Sony Corp.  ........................................................... $455
Takeda Chemical Industries ............................................. 420
Honda Motor Co., Ltd.  ................................................. 351
Dai Nippon Printing Co., Ltd.  ......................................... 201
Murata Manufacturing Co., Ltd.  ........................................ 184

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
ABN Amro Holdings NV .................................................. $175
National Australia Bank, Ltd.  ......................................... 148
Broken Hill Proprietary Co., Ltd.  ..................................... 147
General Electric Co., plc .............................................. 115
*Allied Irish Bank, plc ................................................. 97
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
fund's largest holding, Novartis. In its first full year since its formation by the merger of Ciba Geigy and Sandoz, it became apparent that the benefits of the alliance were having a much quicker-than-anticipated impact on performance. Glaxo Wellcome was an impressive performer during 1977, even though its best selling drug, Zantac has come off patent. New drugs to treat asthma, AIDS, and migraines are expected to increase Glaxo's sales.
   Consumer-oriented stocks in Leading Consumer Franchises did well during the year. The largest holding in this theme, B.A.T. Industries, announced a merger between its finanical services divisions and Zurich Insurance group.
   On the negative side, themes with companies quoted in, or with earnings exposure to, South East Asia and the Pacific Basis suffered. Examples of these are Infrastructural Development and Expanding Finanical Services in Developing Markets and Increased Consumer Spending in the Pacific Basin.
   While Asia is trying to shake off the hangover of its property binge, we are unlikely to allocate any further funds to the region unless, and until, we see an overwhelming and decisive policy responses by the various governments in the region. We anticipate Asia's rehabilitation will be slow because its governments have been reluctant to admit the extent of their problems.
   However, despite the government's inaction, selective Japanese companies have restructured their operations and delivered strong earnings growth. Consequently, during the second half of 1997 we have invested in a number of Japanese companies which on a relative valuation basis look attractive compared to the global peers. We continue to monitor other Japanese companies for value opportunities.
   In Europe and the U.K. the push for European Monetary Union will continue to play a strong role in 1998. As part of this, merger and acquisitions activity is likely to remain strong. Financial stocks are most likely to benefit from the moves but pharmaceuticals and telecommunications are also likely to remain high on the list of good performing stocks.

Bank of Ireland
Asset Management (U.S. Limited)
-------------------------------

The Bank of Ireland Asset Management (U.S. Limited) (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.5%

AUSTRALIA - 5.5%
         1,650   Broken Hill Proprietary Co., Ltd. ..................... $ 15
                 (Metals & Mining)
        27,350   National Australia Bank, Ltd. .......................... 382
                 (Banking & Finance)
        55,550   News Corp., Ltd. ....................................... 307
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd. ..................................... 88
                 (Telecommunications)
        16,100   WMC, Ltd. ............................................... 56
                 (Metals & Mining)

FRANCE - 2.7%
         2,830   Michelin "B" ........................................... 143
                 (Tire & Rubber)
         2,530   Total SA ............................................... 276
                 (Oil & Gas)

GERMANY - 7.3%
         5,455   Hoechst AG ............................................. 191
                 (Chemicals)
           750   Mannesmann AG .......................................... 380
                 (Machinery & Engineering)
         3,430   Siemens AG ............................................. 203
                 (Electrical Equipment & Electronics)
         3,495   VEBA AG ................................................ 238
                 (Utilities - Electric)
           204   Viag AG ................................................ 110
                 (Manufacturing - Diversified)

HONG KONG - 1.6%
        10,200   HSBC Holdings, plc ..................................... 252
                 (Banking & Finance)

INDONESIA - 0.9%
        37,000   PT Gudang Garam ......................................... 57
                 (Tobacco)
        54,500   PT Hanjaya Mandala Sampoerna ............................ 41
                 (Tobacco)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        72,000   PT Telekomunikasi Indonesia  .......................... $ 39
                 (Telecommunications)

IRELAND - 0.8%
        42,900   Smurfit (Jefferson) Group .............................. 121
                 (Paper Products)

ITALY - 1.7%
         6,553   Ente Nazionale Idrocarburi SpA .......................... 37
                 (Oil & Gas)
        36,133   Telecom Italia SpA ..................................... 231
                 (Telecommunications)

JAPAN - 16.5%
        19,000   Canon, Inc. ............................................ 444
                 (Office Equipment)
         9,000   Dai Nippon Printing Co., Ltd. . 170
                 (Commercial Printing)
        11,000   Honda Motor Co., Ltd. .................................. 405
                 (Automobiles)
        11,000   Kao Corp. .............................................. 159
                 (Cosmetics & Toiletries)
           700   Keyence Corp. .......................................... 104
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd. ......................... 101
                 (Electronics)
         2,000   Rohm Co., Ltd. ......................................... 205
                 (Electronics)
        10,000   Shiseido Co., Ltd. ..................................... 137
                 (Cosmetics & Toiletries)
         4,700   Sony Corp. ............................................. 419
                 (Audio/Video Products)
        14,000   Takeda Chemical Industries ............................. 401
                 (Medical - Drugs)

MALAYSIA - 0.6%
        16,000   Hume Industries Berhad .................................. 17
                 (Building Materials)
        30,000   RHB Capital Berhad ...................................... 15
                 (Banking & Finance)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        45,000   Sime Darby Berhad ..................................... $ 43
                 (Conglomerates)
        13,000   United Engineers, Ltd. .................................. 11
                 (Construction)

MEXICO - 0.7%
        35,500   Grupo Financiero Series B .............................. 106
                 (Banking & Finance)

NETHERLANDS - 7.6%
         9,198   ABN Amro Holdings NV ................................... 179
                 (Banking & Finance)
        11,000   Elsevier NV ............................................ 178
                 (Publishing)
         7,582   Internationale Nederlanden Groep NV .................... 320
                 (Banking & Finance)
         3,975   Nutricia Vereenigde Bedrijven NV ....................... 121
                 (Food-Processing)
         3,180   Royal Dutch Petroleum Co. .............................. 175
                 (Oil & Gas)
         4,560   Royal PTT Nederland NV ................................. 191
                 (Commercial Services)

PHILIPPINES - 0.3%
        35,300   San Miguel Corp. (Class B) .............................. 45
                 (Wine & Spirits, Food)

PORTUGAL - 0.2%
         1,350   Electricidade de Portugal, S.A. ......................... 26
                 (Electric - Integrated)

SINGAPORE - 3.8%
        27,000   City Developments, Ltd. ................................ 125
                 (Real Estate)
        24,000   Development Bank of Singapore, Ltd. .................... 205
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd. .................................... 77
                 (Beverages)
        13,950   Singapore Press Holdings, Ltd. ......................... 175
                 (Publishing)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SPAIN - 1.4%
         6,630   Banco Santander SA .................................... $221
                 (Banking & Finance)

SWITZERLAND - 15.0%
           207   Alusuisse-Lonza Holding AG ............................. 199
                 (Holding Co. - Diversified)
           287   Nestle SA .............................................. 431
                 (Food)
           500   Novartis AG ............................................ 813
                 (Pharmaceuticals)
            29   Roche Holding AG ....................................... 289
                 (Pharmaceuticals)
           306   Schweizerische Rueckversicherungs-Gesellschaft ......... 574
                 (Insurance)

UNITED KINGDOM - 31.9%
        51,030   B.A.T. Industries, plc ................................. 465
                 (Tobacco)
        53,800   BTR, plc ............................................... 165
                 (Holding Co. - Diversified)
        14,750   Barclays, plc .......................................... 392
                 (Banking & Finance)
        20,050   Cable & Wireless, plc .................................. 176
                 (Telecommunications)
        14,080   Cadbury Schweppes, plc ................................. 140
                 (Beverages)
        20,800   Diageo, plc ............................................ 191
                 (Beverages)
         6,601   EMI Group, plc .......................................... 57
                 (Leisure)
        17,750   General Electric Co., plc .............................. 116
                 (Electronics)
        12,500   Glaxo Wellcome, plc .................................... 296
                 (Pharmaceuticals)
        20,350   Granada Group, plc ..................................... 314
                 (Leisure)
        15,200   Kingfisher, plc ........................................ 212
                 (Retail - Drug Store)
        24,740   Ladbroke Group, plc .................................... 107
                 (Hotels & Property Management)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        28,090   Lloyds Bank, plc .................................... $  363
                 (Banking & Finance)
        12,250   Premier Farnell, plc .................................... 89
                 (Electronics)
        24,020   Prudential Corp., plc .................................. 279
                 (Insurance)
        26,410   Safeway, plc ........................................... 150
                 (Retail - Grocery)
        10,850   Scottish Power, plc ..................................... 96
                 (Utilities - Electric)
        36,750   Shell Transport & Trading Co., plc ..................... 267
                 (Oil & Gas)
        13,850   Siebe, plc ............................................. 260
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 177
                 (Manufacturing)
        37,210   Vodafone Group, plc .................................... 271
                 (Telecommunications)
         8,995   Zeneca Group, plc ...................................... 316
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 15,147
                                                                        -----

PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%
         6,000   News Corp., Ltd. ........................................ 30
                 (Television & Publishing)
                                                                        -----
TOTAL PREFERRED STOCKS ................................................... 30
                                                                        -----
TOTAL INVESTMENTS - 98.7% ............................................ 15,177
                 Domestic Cash .......................................... 321
                 Foreign Cash ............................................ 15
                 Liabilities, less Other
                 Assets ............................................... (133)
                                                                        -----
                                                                          203
                                                                        -----
NET ASSETS .......................................................... $15,380
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       15.8%
Pharmaceuticals                                                          13.8
Electrical Equipment & Electronics                                        8.1
Telecommunications                                                        6.5
Insurance                                                                 5.5
Food                                                                      5.1
Oil & Gas                                                                 4.9
Publishing                                                                4.5
Tobacco                                                                   3.7
Automobiles                                                               3.7
Leisure Time                                                              3.1
Office Equipment & Supplies                                               2.9
Holding Company Diversified                                               2.7
Machinery - Diversified                                                   2.5
Electric Utility                                                          2.3
Cosmetics                                                                 1.9
Manufactring                                                              1.9
Building Materials                                                        1.8
Beverages                                                                 1.4
Retail - Drug Stores                                                      1.4
Chemicals                                                                 1.2
Retail-Grocer                                                             1.0
Tire & Rubber                                                             0.9
Real Estate                                                               0.8
Paper & Forest Products                                                   0.8
Metals                                                                    0.5
                                                                         ----
                                                                        98.7%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO SMALL COMPANY FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the 12 months ended December 31, 1997, the SAFECO Small Company
Fund beat its peer funds and benchmark index. The Fund earned a return of
23.21% for Class A shares and 22.23% for Class B shares, not including the effects of sales charges, versus the small company peer group average of 15.05% according to Lipper Analytical Services. During the same period the Russell 2000 Index earned 22.36%.
   The third quarter of 1997 saw a continuation of the strong rally in small capitalization stocks which started in May 1997. (This rally ended just as October began, and so the Fund actually lost 4.33% for Class A shares and 4.50% for Class B shares in the fourth quarter of 1997, beating the average
fund which gave up 5.66%.)   [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE OVERVIEW--
     CLASS A AND CLASS B SHARES
    AVERAGE ANNUAL TOTAL RETURN          WITH SALES                           WITHOUT
       FOR THE PERIODS ENDED               CHARGE                          SALES CHARGE
         DECEMBER 31, 1997                 1 YEAR       SINCE INCEPTION*      1 YEAR      SINCE INCEPTION*
Class A                                         17.66%             22.30%         23.21%             25.27%
Class B                                         17.23%             22.93%         22.23%             24.64%
*Graph and average annual return
comparison begins January 31, 1996,
inception date of the fund.
Investment Value                                SAFECO             SAFECO
With Sales Charge                        Small Company      Small Company   Russell 2000
                                          Fund Class A       Fund Class B          Index
01/30/96                                        $9,550            $10,000        $10,000
02/28/96                                         9,693             10,150         10,312
03/31/96                                        10,018             10,490         10,522
04/30/96                                        11,030             11,550         11,084
05/31/96                                        11,794             12,350         11,521
06/30/96                                        11,489             12,030         11,048
07/31/96                                        10,715             11,220         10,083
08/31/96                                        11,374             11,910         10,668
09/30/96                                        11,635             12,183         11,085
10/31/96                                        11,615             12,151         10,914
11/30/96                                        11,473             12,003         11,364
12/31/96                                        11,938             12,479         11,662
01/30/97                                        12,039             12,575         11,895
02/28/97                                        11,786             12,299         11,606
03/31/97                                        11,382             11,876         11,058
04/30/97                                        11,150             11,611         11,089
05/31/97                                        12,201             12,712         12,324
06/30/97                                        12,848             13,368         12,852
07/31/97                                        13,737             14,279         13,452
08/31/97                                        14,000             14,554         13,756
09/30/97                                        15,375             15,972         14,760
10/30/97                                        14,677             15,231         14,103
11/30/97                                        14,728             15,284         14,007
12/31/97                                        14,709             14,854         14,259

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE SMALL COMPANY FUND MANAGER

   The fund's outperformance is attributable to stock selection, banks and oil service companies in particular. Some of the significant stock purchases we made since our last report include:
   Platinum Software, which is a developer of financial accounting software packages, and is in a turnaround phase.
   Circle International Group is an integrated freight forwarder that has already turned around its business. In spite of having to adjust to new management, Circle was trading significantly cheaper than the competitors in the industry, with just as bright an outlook.
   Seattle FilmWorks is a direct marketing company that sells photo finishing services to the public. Over the years FilmWorks has managed to grow its business at a fast rate in a slow-growth industry by creative marketing. They attract customers by providing value-added services to the basic photo finishing product.
   International Aircraft Investors leases used airframes on an operating lease basis to airlines.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Platinum Software Corp.  ........................................... 4.3%
  (Applications Software)
York Group, Inc.  ................................................... 3.7
  (Funeral Supplies)
Tracor, Inc.  ....................................................... 3.5
  (Aerospace Electronics)
Hooper Holmes, Inc.  ................................................ 3.4
  (Health Care Services)
Stage Stores, Inc.  ................................................. 3.3
  (Retail Store)
Craig Corp. (Class A) ............................................... 3.1
  (Movie Theaters)
Staffmark, Inc.  .................................................... 3.1
  (Staffing Services)
MICROS Systems, Inc.  ............................................... 3.0
  (Specialty Software Company)
Vallen Corp.  ....................................................... 2.8
  (Safety Products)
Penederm, Inc.  ..................................................... 2.8
  (Drug Delivery System)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Platinum Software Corp.  .............................................. $945
StaffMark, Inc.  ....................................................... 619
Community Savings Bankshares, Inc.  .................................... 606
International Aircraft Investors ....................................... 566
Seattle FilmWorks, Inc.  ............................................... 562

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*1st United Bancorp ................................................... $503
*American Oilfield Divers, Inc.  ....................................... 385
*Mesa Air Group, Inc.  ................................................. 358
*Guest Supply, Inc.  ................................................... 354
*Long Beach Financial Corp.  ........................................... 353
                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Services (Commercial & Consumer) ........................................ 7%
Computers (Software & Services) .......................................... 6
Health Care (Medical Products & Supplies) ................................ 6
Banks (Major Regional) ................................................... 6
Computers (Hardware) ..................................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

Besides having experienced management, they have a close relationship with one of the biggest names in aircraft leasing, International Lease Finance (ILFC). International Aircraft uses this relationship to acquire planes, usually already on lease, from ILFC.
   1997 was a year in which returns of large capitalization stocks outperformed small caps. However, I think our "small" slice of the market is now positioned to take its turn as a leader. The small cap sector looks to be cheaply priced on a price-to-earnings basis relative to the large cap sector of stocks. In general smaller cap stocks, especially the stocks held by this Fund, have lower exposure to international sales than the market as a whole and large cap stocks in particular. This will help if fears about Asia come to fruition.
   Looking out to 1998, the fund will remain invested in small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or are cheap by some other yardstick we feel is appropriate. The Fund will remain broadly diversified across the range of industry sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
1 Mid-Cap: ($1 billion - $4
billion)                                              6%
2 Small-Cap: (under $1 billion)                      93%
a Large: (over $750 million)                         10%
b Medium: ($250 - $750 million)                      26%
c Small: (under $250 million)                        57%
3 Cash and Other:                                     1%

/s/ Greg Eisen
Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.6%

AEROSPACE/DEFENSE - 2.3%
        56,600   *International Aircraft Investors ..................... $531

AIR FREIGHT - 2.0%
         6,000   Air Express International Corp. ........................ 183
        12,750   Circle International Group, Inc. ....................... 292

BANKS (MAJOR REGIONAL) - 5.5%
         9,750   BancFirst Corp. ........................................ 328
        11,250   Independent Bankshares, Inc. ........................... 221
         5,500   *Southwest Bancorp of Texas, Inc. ...................... 171
        20,000   UnionBancorp, Inc. ..................................... 438
        14,800   VRB Bancorp ............................................ 148

BANKS (REGIONAL) - 2.1%
        27,475   *Hanmi Bank (Los Angeles, CA) .......................... 495

BIOTECHNOLOGY - 0.5%
        37,000   *Energy BioSystems Corp. ............................... 120

COMMERCIAL SERVICES - 1.5%
        26,634   Monro Muffler Brake, Inc. .............................. 383

COMPUTERS (HARDWARE) - 5.1%
        12,600   *Equitrac Corp. ........................................ 227
        15,300   *MICROS Systems, Inc. .................................. 689
        35,000   *Optimal Robotics Corp. ................................ 267

COMPUTERS (SOFTWARE & SERVICES) - 6.4%
        84,950   *Platinum Software Corp. ............................... 998
        26,200   *SPSS, Inc. ............................................ 504

CONSUMER FINANCE - 1.9%
        17,200   Doral Financial Corp. .................................. 436

DISTRIBUTORS (FOOD & HEALTH) - 2.2%
        13,600   *JP Foodservice, Inc. .................................. 502

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.5%
        37,000   *ZEVEX International, Inc. ............................ $347

ELECTRONICS (DEFENSE) - 3.5%
        27,100   *Tracor, Inc. .......................................... 823

ENGINEERING & CONSTRUCTION - 4.1%
        12,000   *American Buildings Co. ................................ 303
        20,500   Zurn Industries, Inc. .................................. 644

FINANCIAL (DIVERSIFIED) - 3.6%
        24,675   Litchfield Financial Corp. ............................. 478
        14,000   *Ocwen Financial Corp. ................................. 356

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 6.2%
        54,000   Hooper Holmes, Inc. .................................... 786
        31,400   *Vallen Corp. .......................................... 652

HEALTH CARE (SPECIALIZED SERVICES) - 2.6%
        52,500   *Ovid Technologies, Inc. ............................... 604

HOUSEWARES - 1.7%
        40,810   Lifetime Hoan Corp. .................................... 403

MACHINERY (DIVERSIFIED) - 2.0%
        20,500   Chart Industries, Inc. ................................. 468

MANUFACTURING (DIVERSIFIED) - 2.4%
        48,000   *Lancer Corp. .......................................... 552

OFFICE EQUIPMENT & SUPPLIES - 1.2%
        20,000   Unisource Worldwide, Inc. .............................. 285

OIL & GAS (EXPLORATION & PRODUCTION) - 3.7%
        69,200   Patina Oil & Gas Corp. ................................. 532
        15,400   *Swift Energy Co. ...................................... 324

PERSONAL CARE - 4.9%
        64,800   *Penederm, Inc. ........................................ 648
        30,000   *Styling Technology Corp. .............................. 488

PHOTOGRAPHY/IMAGING - 2.8%
        58,000   *Seattle FilmWorks, Inc. ............................... 645

RAILROADS - 2.7%
         8,600   GATX Corp. ............................................. 624

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE-NON-AFFILIATED - 3.6%
         7,700   Alexandria Real Estate Equities, Inc. ............... $  243
        28,850   Ocwen Asset Investment Corp. ........................... 591

RETAIL (SPECIALTY) - 2.5%
        19,500   *Cole National Corp. (Class A) ......................... 584

RETAIL (SPECIALTY-APPAREL) - 3.3%
        20,600   *Stage Stores, Inc. .................................... 770

SAVINGS & LOAN COMPANIES - 4.5%
        16,800   *Columbia Banking System, Inc. ......................... 454
        16,825   Community Savings Bankshares, Inc. ..................... 595

SERVICES (COMMERCIAL & CONSUMER) - 6.7%
        22,500   *StaffMark, Inc. ....................................... 712
        35,100   York Group, Inc. ....................................... 855

TRUCKS & PARTS - 2.6%
        38,200   *Deflecta-Shield Corp .................................. 602
                                                                        -----
TOTAL COMMON STOCKS .................................................. 22,301
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 3.1%

ENTERTAINMENT - 3.1%
        37,800   *Craig Corp. (Class A) .............................. $  714
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 714
                                                                        -----

TEMPORARY INVESTMENTS - 3.6%

INVESTMENT COMPANIES: - 3.6%
      $847,934   SSgA Prime Money Market Portfolio ...................... 848
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 848
                                                                        -----
TOTAL INVESTMENTS - 102.3% ........................................... 23,863
Liabilities, less Other Assets ........................................ (538)
                                                                        -----
NET ASSETS .......................................................... $23,325
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   On December 31, 1997, the SAFECO U.S. Value Fund completed its second full calendar quarter. Since inception, April 30, 1997, the portfolio has achieved a return of 17.24% for Class A shares and 16.63% for Class B shares, not including the effects of sales charges.
   For the latest quarter, the U.S. Value Fund was basically flat, returning 0.52% for Class A shares and 0.41% for Class B shares. This is right in line with the Lipper Analytical Services average for growth and income funds of 1.05%. (Lipper does not have a Value Fund Universe, but we believe the growth and income category is a reasonable comparison for the U.S.
Value Fund.)                 [PHOTO OF REX BENTLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW--
    CLASS A AND CLASS B SHARES
AVERAGE ANNUAL TOTAL RETURN FOR THE  WITH SALES CHARGE   WITHOUT SALES CHARGE
  PERIOD ENDED DECEMBER 31, 1997      SINCE INCEPTION*     SINCE INCEPTION*
Class A                                          11.96%                 17.24%
Class B                                          11.63%                 16.63%
Investment Value                                             With Sales Charge
                                                 SAFECO                 SAFECO
                                        U.S. Value Fund        U.S. Vlaue Fund
                                                Class A                Class B     S&P 500 Index
04/30/97                                         $9,550                $10,000           $10,000
05/31/97                                         10,190                 10,660            10,608
06/30/97                                         10,558                 11,041            11,083
07/31/97                                         11,371                 11,882            11,965
08/31/97                                         10,768                 11,241            11,295
09/30/97                                         11,139                 11,616            11,914
10/30/97                                         10,678                 11,135            11,516
11/30/97                                         11,052                 11,525            12,049
12/31/97                                         11,196                 11,163            12,256
*Graph and total return comparison
begins April 30, 1997,
inception date of the fund.

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   On the whole, 1997 was another outstanding year for U.S. financial markets. It was also peculiar, especially on the equity side where the stock market's advance was quite narrow. About 50 stocks, or 10% of the index's 500 stocks, accounted for 63% of the S&P 500's 33.36% return.
   And, the year ended on a sober note. The technology sector, which has had strong performance for some time, declined 12% last quarter on signs of weakening demand and shrinking profit margins. Concern over financial problems in Asia resulted in a one-day drop in U.S. equity prices of over 7%.
Although stocks recouped much of their losses the following day, it was another reminder that stocks don't always go up.
   In fact, the characteristic that defines our value style of management is selecting companies for their potential to generate better earnings growth than the market, but buying them at a low price.
                           [PHOTO OF LYNETTE SAGVOLD]

   We purchased several stocks including Electronic Data Systems (data outsourcing), American Stores (grocery/drugstore chain), and Unisource Worldwide (paper distributor) as they declined on what we believe to be temporary setbacks. We believe they represent

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
American Home Products Corp.  ...................................... 3.1%
  (Pharmaceuticals)
Chase Manhattan Corp.  .............................................. 3.0
  (Bank)
NationsBank Corp.  .................................................. 2.8
  (Bank)
Mobil Corp.  ........................................................ 2.8
  (Oil/Gas Exploration & Production)
GTE Corp.  .......................................................... 2.8
  (Telecommunications)
Hartford Financial Services Group, Inc.  ............................ 2.8
  (Insurance Company)
J.C. Penney Co., Inc.  .............................................. 2.8
  (Department Store)
Atlantic Richfield Co.  ............................................. 2.7
  (Oil/Gas Exploration & Production)
Amoco Corp.  ........................................................ 2.7
  (Oil/Gas Exploration & Production)
Avon Products, Inc.  ................................................ 2.7
  (Beauty Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Banc One Corp.  ....................................................... $253
Boeing Co.  ............................................................ 235
General Signal Corp.  .................................................. 229
International Paper Co.  ............................................... 204
Merck & Co., Inc.  ..................................................... 194


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*SmithKline Beecham, plc (ADR) ........................................ $296
*Albertson's, Inc.  .................................................... 251
*Echlin, Inc.  ......................................................... 191
*Pepsico, Inc.  ........................................................ 187
*Raytheon Co.  ......................................................... 185

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Manufacturing (Diversified) .............................................. 7
Electrical Equipment ..................................................... 7
Health Care (Diversified) ................................................ 5
Retail (Department Stores) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS

excellent value with significant upside potential.
   New positions in other companies we think are well positioned in their markets and selling at attractive valuations, include Boeing.
The airplane manufacturer has had major success in obtaining new orders, but temporary production problems have restrained its stock price.
   We bought Intel in December, after it had declined 30% from its yearly high. We expect these and new positions in General Signal (a diversified manufacturer of electrical equipment), Johnson & Johnson, and Praxair (supplier of industrial gases) to improve the risk/return profile of your portfolio.
   We sold Bristol Myers Squibb, PepsiCo and Raytheon because they reached our price targets. We sold Advanta and 3Com because of deteriorating fundamentals.
   The characteristics of the stocks in the U.S. Value Fund are very attractive relative to the overall stock market as measured by the S&P 500. At year end, the stocks in the Fund sold at a 17% discount to the S&P 500's P/E (price to earnings ratio) based on 1998 expected earnings per share. The
Fund's stocks had a 29% higher dividend yield than the S&P 500. And, we think our stocks can produce roughly the same level of earnings growth as the S&P 500 stocks over time.
   In short, our goal is to find and buy companies with better than average prospects that are selling at discounted prices. We intend to stay fully invested in companies that will pay you, the shareholder, in dividends while we wait. We are confident that this approach will result in superior investment performance over time, factoring in both risk and return.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)                82%
Medium: ($1 Bil. - $4 Bil.)               15%
Small: (Less than $1 Bil.)                 3%

/s/ Rex Bentley
Rex Bentley

/s/ Lynette D. Sagvold
Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 100.2%

AEROSPACE/DEFENSE - 2.4%
         4,600   Boeing Co. ............................................ $225

BANKS (MAJOR REGIONAL) - 2.8%
         4,400   NationsBank Corp. ...................................... 267

BANKS (MONEY CENTER) - 3.0%
         2,600   Chase Manhattan Corp. .................................. 285

BANKS (REGIONAL) - 2.5%
         4,400   Banc One Corp. ......................................... 239

BEVERAGES (ALCOHOLIC) - 2.5%
         5,300   Anheuser-Busch Co., Inc. ............................... 233

BUILDING MATERIALS - 2.1%
         2,600   Armstrong World Industries, Inc. ....................... 194

CHEMICALS - 2.1%
         4,500   Praxair, Inc. .......................................... 202

CHEMICALS (DIVERSIFIED) - 1.9%
         4,300   BF Goodrich Co. ........................................ 178

COMPUTERS (HARDWARE) - 3.5%
         3,000   Hewlett-Packard Co. .................................... 188
         6,900   *Sequent Computer Systems, Inc. ........................ 138

ELECTRIC COMPANIES - 2.5%
         4,800   NIPSCO Industries, Inc. ................................ 237

ELECTRICAL EQUIPMENT - 6.5%
         5,500   AMP, Inc. .............................................. 231
         2,000   General Electric Co. ................................... 146
         5,600   General Signal Corp. ................................... 236

ELECTRICAL EQUIPMENT & ELECTRONICS - 1.7%
         2,800   Motorola, Inc .......................................... 160

ELECTRONICS (SEMICONDUCTORS) - 1.0%
         1,300   Intel Corp. ............................................. 91

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.4%
         4,000   Federal National Mortgage Association ................. $228

FOODS - 3.8%
         2,300   CPC International, Inc. ................................ 248
         3,400   ConAgra, Inc. .......................................... 112

HEALTH CARE (DIVERSIFIED) - 5.4%
         3,800   American Home Products Corp. ........................... 291
         3,300   Johnson & Johnson ...................................... 217

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 2.3%
         2,000   Merck and Co., Inc. .................................... 213

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 1.6%
         3,100   Baxter International, Inc. ............................. 156

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.6%
         4,900   Kimberly-Clark Corp. ................................... 242

INSURANCE (MULTI-LINE) - 2.8%
         2,800   Hartford Financial Services Group, Inc. ................ 262

MANUFACTURING (DIVERSIFIED) - 7.3%
         3,500   AlliedSignal, Inc. ..................................... 136
         4,900   Corning, Inc. .......................................... 182
         4,500   Crane Co. .............................................. 195
         4,100   Harsco Corp. ........................................... 177

OFFICE EQUIPMENT & SUPPLIES - 1.9%
        12,900   Unisource Worldwide, Inc. .............................. 184

OIL (DOMESTIC INTEGRATED) - 8.3%
         3,000   Amoco Corp. ............................................ 255
         3,200   Atlantic Richfield Co. ................................. 256
         3,700   Mobil Corp. ............................................ 267

PAPER & PAPER PRODUCTS - 1.8%
         4,000   International Paper Co. ................................ 173

PERSONAL CARE - 2.7%
         4,100   Avon Products, Inc. .................................... 252

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RAILROADS - 2.0%
         2,000   Burlington Northern
                 Santa Fe .............................................. $186

REAL ESTATE INVESTMENT TRUST - 2.2%
         2,900   First Industrial Realty Trust, Inc. .................... 105
         3,500   Liberty Property Trust ................................. 100

RETAIL (DEPARTMENT STORES) - 5.2%
         4,300   J.C. Penney Co., Inc. .................................. 259
         4,300   May Department Stores Co. .............................. 227

RETAIL (FOOD CHAINS) - 2.5%
        11,700   American Stores Co. .................................... 241

SERVICES (DATA PROCESSING) - 4.8%
         3,900   Automatic Data Processing, Inc. ........................ 239
         4,800   Electronic Data Systems Corp. .......................... 211
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 4.4%
         1,600   Bell Atlantic Corp. .................................. $ 146
         5,100   GTE Corp. .............................................. 266

TOBACCO - 1.7%
         3,500   Philip Morris Cos., Inc. ............................... 159
                                                                         ----
TOTAL COMMON STOCKS ................................................... 9,435
                                                                         ----

TEMPORARY INVESTMENTS - 2.5%

INVESTMENT COMPANIES:
      $231,741   SSgA Prime Money Market Portfolio ...................... 232
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 232
                                                                         ----
TOTAL INVESTMENTS - 102.7% ............................................ 9,667
Liabilities, less Other Assets ........................................ (250)
                                                                         ----
NET ASSETS ........................................................... $9,417
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Strong domestic economic growth, and low inflation combined to provide a favorable environment in which the high-yield market turned in another year of excellent performance.
   Total return for the SAFECO High-Yield Bond Fund for the year ended December 31, 1997 was 12.49% for Class A shares and 11.77% for Class B shares, not including the effects of sales charges, slightly under both the average high yield fund, which according to Lipper Analytical Services, returned 12.96%, and the Merrill Lynch High-Yield Master Index, which returned
12.83%.                      [PHOTO OF ROBERT KERN]
   The portfolio is structured for total return and somewhat similarly to the broad high-yield market which accounts for our returns being in-line with the index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE
    OVERVIEW--CLASS A
   AND CLASS B SHARES
  AVERAGE ANNUAL TOTAL
       RETURN FOR
    THE PERIODS ENDED
    DECEMBER 31, 1997                                            WITH SALES CHARGE                         WITHOUT SALES CHARGE
                                                                       SINCE                                       SINCE
                                1 YEAR             5 YEAR            INCEPTION*       1 YEAR     5 YEAR         INCEPTION*
Class A                                7.43%              9.40%               9.11%     12.49%     10.41%                  9.65%
Class B                                6.77%             10.00%               9.58%     11.77%     10.27%                  9.58%
                                      SAFECO             SAFECO
Investment Value             High-Yield Bond    High-Yield Bond       Merrill Lynch
With Sales Charge               Fund Class A       Fund Class B    High-Yield Index
09/30/88                              $9,583            $10,000             $10,000
10/31/88                              $9,699            $10,156             $10,144
11/30/88                              $9,699            $10,156             $10,163
12/31/88                              $9,809            $10,271             $10,207
01/31/89                              $9,965            $10,435             $10,374
02/28/89                             $10,000            $10,471             $10,436
03/31/89                              $9,936            $10,404             $10,395
04/30/89                              $9,881            $10,346             $10,399
05/31/89                             $10,036            $10,509             $10,595
06/30/89                             $10,174            $10,653             $10,757
07/31/89                             $10,234            $10,716             $10,800
08/31/89                             $10,216            $10,697             $10,850
09/30/89                             $10,168            $10,647             $10,736
10/31/89                             $10,034            $10,507             $10,470
11/30/89                             $10,016            $10,488             $10,485
12/31/89                             $10,003            $10,475             $10,443
01/31/90                              $9,855            $10,319             $10,161
02/28/90                              $9,656            $10,111             $10,007
03/31/90                              $9,852            $10,316             $10,196
04/30/90                              $9,910            $10,377             $10,259
05/31/90                             $10,105            $10,582             $10,430
06/30/90                             $10,220            $10,702             $10,692
07/31/90                             $10,455            $10,947             $10,961
08/31/90                             $10,135            $10,612             $10,460
09/30/90                              $9,756            $10,216             $10,030
10/31/90                              $9,443             $9,888              $9,736
11/30/90                              $9,547             $9,997              $9,838
12/31/90                              $9,644            $10,098              $9,987
01/31/91                              $9,592            $10,044             $10,192
02/28/91                              $9,988            $10,459             $11,076
03/31/91                             $10,341            $10,828             $11,625
04/30/91                             $10,657            $11,159             $12,026
05/31/91                             $10,784            $11,292             $12,073
06/30/91                             $10,901            $11,415             $12,347
07/31/91                             $11,142            $11,667             $12,678
08/31/91                             $11,359            $11,894             $12,970
09/30/91                             $11,530            $12,073             $13,153
10/31/91                             $11,796            $12,352             $13,600
11/30/91                             $11,944            $12,507             $13,746
12/31/91                             $11,987            $12,551             $13,899
01/31/92                             $12,319            $12,900             $14,369
02/28/92                             $12,534            $13,124             $14,732
03/31/92                             $12,668            $13,265             $14,939
04/30/92                             $12,661            $13,257             $15,017
05/31/92                             $12,832            $13,436             $15,239
06/30/92                             $12,997            $13,610             $15,414
07/31/92                             $13,221            $13,844             $15,714
08/31/92                             $13,385            $14,015             $15,914
09/30/92                             $13,550            $14,188             $16,083
10/31/92                             $13,284            $13,910             $15,876
11/30/92                             $13,509            $14,145             $16,119
12/31/92                             $13,649            $14,292             $16,324
01/31/93                             $14,022            $14,683             $16,713
02/28/93                             $14,300            $14,974             $17,012
03/31/93                             $14,543            $15,229             $17,301
04/30/93                             $14,649            $15,339             $17,420
05/31/93                             $14,870            $15,571             $17,646
06/30/93                             $15,152            $15,866             $17,975
07/31/93                             $15,329            $16,052             $18,156
08/31/93                             $15,434            $16,161             $18,322
09/30/93                             $15,486            $16,216             $18,403
10/31/93                             $15,706            $16,446             $18,753
11/30/93                             $15,826            $16,572             $18,851
12/31/93                             $15,957            $16,709             $19,049
01/31/94                             $16,258            $17,024             $19,461
02/28/94                             $16,179            $16,941             $19,326
03/31/94                             $15,607            $16,342             $18,701
04/30/94                             $15,481            $16,211             $18,469
05/31/94                             $15,622            $16,358             $18,428
06/30/94                             $15,690            $16,429             $18,512
07/31/94                             $15,685            $16,424             $18,634
08/31/94                             $15,742            $16,484             $18,772
09/30/94                             $15,736            $16,478             $18,768
10/31/94                             $15,673            $16,411             $18,818
11/30/94                             $15,467            $16,196             $18,656
12/31/94                             $15,598            $16,333             $18,852
01/31/95                             $15,782            $16,525             $19,117
02/28/95                             $16,113            $16,873             $19,730
03/31/95                             $16,261            $17,027             $19,996
04/30/95                             $16,568            $17,349             $20,513
05/31/95                             $17,003            $17,804             $21,146
06/30/95                             $17,089            $17,894             $21,289
07/31/95                             $17,316            $18,132             $21,566
08/31/95                             $17,323            $18,140             $21,679
09/30/95                             $17,535            $18,361             $21,936
10/31/95                             $17,777            $18,615             $22,116
11/30/95                             $17,807            $18,646             $22,336
12/31/95                             $18,038            $18,888             $22,710
01/31/96                             $18,265            $19,125             $23,089
02/28/96                             $18,441            $19,310             $23,160
03/31/96                             $18,380            $19,246             $23,065
04/30/96                             $18,418            $19,285             $23,097
05/31/96                             $18,532            $19,405             $23,264
06/30/96                             $18,579            $19,455             $23,368
07/31/96                             $18,774            $19,658             $23,510
08/31/96                             $19,040            $19,937             $23,802
09/30/96                             $19,426            $20,341             $24,356
10/31/96                             $19,500            $20,419             $24,567
11/30/96                             $19,790            $20,723             $25,061
12/31/96                             $19,912            $20,850             $25,269
01/31/97                             $20,078            $21,024             $25,459
02/28/97                             $20,445            $21,397             $25,851
03/31/97                             $20,017            $20,934             $25,494
04/30/97                             $20,145            $21,056             $25,821
05/31/97                             $20,718            $21,641             $26,364
06/30/97                             $21,008            $21,931             $26,772
07/31/97                             $21,547            $22,480             $27,482
08/31/97                             $21,554            $22,476             $27,449
09/30/97                             $21,921            $22,847             $27,942
10/31/97                             $21,924            $22,838             $28,085
11/30/97                             $22,125            $23,035             $28,348
12/31/97                             $22,398            $23,304             $28,620
*The Funds inception was
September 7, 1988. Graph
and average annual return
comparison begins
September 30, 1988.

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  REPORT FROM THE HIGH-YIELD BOND FUND MANAGER

   At year end, our portfolio was broadly diversified with about 80 holdings concentrated in cash-paying domestic companies. The telecom sector represented approximately 8% of net assets. (Telecom is 8% of the Merrill Lynch High Yield Index.) The Telecom Act of 1996 introduced competition into both the long-distance and local segments of the industry and this sector has become a large and important part of the high-yield universe as many companies have come to the debt and equity markets seeking funding for their network expansions. I added positions in Intermedia Communications, Qwest Communications, and Telegroup to the fund.
   Intermedia Communications is a local telephone company that provides facilities-based services primarily to business users in the Southeastern US. The company, which has been in a building phase, should turn cash-flow positive during the second quarter of 1998.
   Qwest Communications is building a high-capacity, long-distance fiber-optic network along railway right-of-way capable of carrying voice, data, and internet services. Capacity on the network is sold under contract to long-distance companies, regional Bell operating companies, and other telecommunications services providers.

                                   HIGHLIGHTS
------------------------------------------------------------------

TOP FIVE SALES                                                   PROCEEDS
(July to Dec.)                                                    (000'S)
-------------------------------------------------------------------------
Heritage Media Services .......................................... $2,406
Snyder Oil Corp.  ................................................. 1,272
Specialty Equipment Co.  .......................................... 1,083
AES Corp.  .......................................................... 995
Shop Vac Corp.  ..................................................... 814


                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Holmes Products Corp. (144A) ....................................... 2.1%
  (Household Furniture & Appliances)
National Equipment Services, Inc.  .................................. 2.1
  (Building Equipment)
Qwest Communications
  International, Inc. (144A) ........................................ 1.9
  (Telecommunications)
Dyersburg Corp.  .................................................... 1.8
  (Textiles)
Jitney-Jungle Stores of America, Inc.  .............................. 1.8
  (Retail--Food Chains)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Holmes Products Corp. (144A) ........................................ $1,504
National Equipment Services, Inc.  ................................... 1,482
Heritage Media Services .............................................. 1,328
Qwest Communications International, Inc. (144A) ...................... 1,306
Big 5 Corp.  ......................................................... 1,253


                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Broadcast Media ..................................................... 11%
Telecommunications (Long Distance) .................................... 6
Foods ................................................................. 4
Telephone ............................................................. 2
Hospital Management ................................................... 3

 CURRENT YIELD (30-DAY) CLASS A ......................................... 7.85%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 7.47%
 WEIGHTED AVERAGE MATURITY .......................................... 8.1 YEARS

------------------------------------------------------------------
------------------------------------------------------------------

   Telegroup is a global long distance services company whose established presence, and state-of-the art facilities, should enable them to capture a healthy share of the European telecommunications market, as it opens up to competition in 1998.
   When buying bonds, I look at how the issuer will use the funding. I favor companies that are borrowing to refinance higher-cost debt, expand their business, or make a prudent acquisition. For example, in October I bought Jitney Jungle 10 3/8% bonds. This Jackson, Mississippi grocery chain used the proceeds to acquire DelChamps, another grocer with contiguous markets. Jitney should be able to cut distribution costs and improve operations of the acquired stores.
   I also established a position in National Equipment Services, a heavy-duty equipment rental company that intends to grow via acquisition and whose bonds were attractively priced.
   I built a position in Holmes Products, a manufacturer of home comfort products including space heaters, air conditioners and dehumidifiers. The company's products are made under contract in China and are sold through the major retailers such as Wal-Mart, Costco, Home Depot and through national drugstore chains.
   I sold bonds I felt offered limited upside potential. Among those sold were Universal Outdoor, ShopVac and Snyder Oil. Universal
Outdoor was acquired by Clear-Channel Communications, and the bonds traded up nicely. ShopVac had also appreciated substantially and it was time to put the money to work in bonds with greater potential. Snyder Oil had also appreciated in price, and given my negative outlook for oil and gas prices, I felt it prudent to reduce my exposure here.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    S&P CREDIT RATING
      DISTRIBUTION
   AS A PERCENT OF NET
         ASSETS
BB:                              14%
B:                               69%
Not Rated:                       10%
Preferred Stock:                  4%
Cash & Other:                     3%

   Looking forward to 1998, I am cautiously optimistic about the high-yield market. I expect healthy economic growth, although at a somewhat slower pace than was experienced in 1997. The financial turmoil in Asia will have some effect on U.S. economic performance, but it is too soon to gauge its full impact. Slower growth out of that region, together with the stronger dollar, may contribute to continued low inflation thus may preclude the need for the Federal Reserve to raise interest rates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  REPORT FROM THE HIGH-YIELD BOND FUND MANAGER

   I will continue to use fundamental credit analysis to identify companies which offer good relative performance, as well as safety of principal. While I intend to maintain a well-diversified portfolio, when I believe it is appropriate and opportunity for outperformance is present, I will overweight certain market segments (such as telecom currently).

/s/ Robert Kern
Robert Kern
-------------------------------

Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Robert is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 91.9%

ADVERTISING - 1.5%
        $1,000   Lamar Advertising Co.
                 9.625%, due 12/01/06 ................................ $1,076

AGRICULTURE/FERTILIZER PRODUCTS - 1.5%
         1,000   Sun World International (Series B)
                 11.25%, due 4/15/04 .................................. 1,077

BANKS - REGIONAL - 1.9%
         1,250   Bay View Capital Corp.
                 9.125%, due 8/15/07 .................................. 1,287

BEVERAGES - 1.8%
         1,250   Coca-Cola Bottling Group (Southwest), Inc.
                 9.00%, due 11/15/03 .................................. 1,281

BROADCASTING - 11.2%
         1,250   Adelphia Communications Corp.
                 9.25%, due 10/01/02 .................................. 1,275
           500   Cablevision Systems Corp.
                 9.875%, due 5/15/06 .................................... 549
         1,000   Cablevision Systems Corp.
                 7.875%, due 12/15/07 ................................. 1,020
           500   Century Communications Corp.
                 9.50%, due 3/01/05 ..................................... 529
           500   Century Communications Corp.
                 8.875%, due 1/15/07 .................................... 515
         1,000   #Intermedia Telecom, Inc. (144A)
                 8.875%, due 11/01/07 (acquired 10/24/97) ............. 1,025
         1,000   Jones Intercable, Inc.
                 8.875%, due 4/01/07 .................................. 1,045
           500   SFX Broadcasting, Inc. (Series B)
                 10.75%, due 5/15/06 .................................... 548
           500   Sinclair Broadcast Group, Inc.
                 8.75%, due 12/15/07 .................................... 500
         1,000   Young Broadcasting, Inc.
                 9.00%, due 1/15/06 ................................... 1,000

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

BUILDING EQUIPMENT - 2.1%
        $1,500   National Equipment Services, Inc.
                 10.00%, due 11/30/04 ................................ $1,481

BUILDING MATERIALS - 0.7%
           500   Synthetic Industries, Inc.
                 9.25%, due 2/15/07 ..................................... 527

CHEMICALS - 0.7%
           500   Atlantis Group, Inc.
                 11.00%, due 2/15/03 .................................... 507

CHEMICALS - SPECIALTY - 0.7%
           500   #Sovereign Specialty Chemicals, Inc. (144A)
                 9.50%, due 8/01/07
                 (acquired 8/05/97) ..................................... 512

COMPUTERS - HARDWARE - 1.2%
         1,000   HMT Technology Corp.
                 5.75%, due 1/15/04 ..................................... 876

CONTAINERS - METAL & GLASS - 0.7%
           500   Applied Extrusion Technologies, Inc. (Series B)
                 11.50%, due 4/01/02 .................................... 533

COSMETICS - 2.2%
           500   Coty, Inc.
                 10.25%, due 5/01/05 .................................... 531
         1,000   French Fragrances, Inc. (Series B)
                 10.375%, due 5/15/07 ................................. 1,045

DRUGS - 2.4%
           750   Chattem, Inc. (Series B)
                 12.75%, due 6/15/04 .................................... 855
         1,000   IVAX Corp.
                 6.50%, due 11/15/01 .................................... 852

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ELECTRONICS - 0.7%
         $ 500   Plantronics, Inc.
                 10.00%, due 1/15/01 .................................. $ 517

ENVIRONMENTAL - 1.7%
         1,000   #Allied Waste North America, Inc. (144A)
                 11.30%, due 6/01/02 Step Bond (acquired 5/15/97) ....... 700
           500   Allied Waste North America, Inc.
                 10.25%, due 12/01/06 ................................... 549

FINANCIAL - 2.1%
         1,000   Americredit Corp.
                 9.25%, due 2/01/04 ..................................... 995
           500   DVI, Inc.
                 9.875%, due 2/01/04 .................................... 521

FOOD - 3.9%
           500   Chiquita Brands International, Inc.
                 10.25%, due 11/01/06 ................................... 546
           500   Curtice Burns Foods
                 12.25%, due 2/01/05 .................................... 551
         1,100   #Gorges/Quik-To-Fix Foods (144A)
                 11.50%, due 12/01/06
                 (acquired 11/25/96) .................................. 1,161
           500   International Home Foods, Inc.
                 10.375%, due 11/01/06 .................................. 549

FOOTWEAR - 1.3%
         1,000   Nine West Group, Inc.
                 8.375%, due 8/15/05 .................................... 960

GAMING - 0.8%
           500   Aztar Corp.
                 13.75%, due 10/01/04 ................................... 573
SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

HOSPITAL MANAGEMENT - 3.2%
        $1,250   #Integrated Health Services, Inc. (144A)
                 9.50%, due 9/15/07
                 (acquired 5/30/97) .................................. $1,281
         1,000   Quorum Health Group, Inc.
                 8.75%, due 11/01/05 .................................. 1,031

HOTELS/MOTELS - 0.7%
           500   HMH Properties, Inc.
                 9.50%, due 5/15/05 ..................................... 532

HOUSEHOLD FURNITURE & APPLIANCES - 2.1%
         1,500   #Holmes Products Corp. (144A)
                 9.875%, due 11/15/07
                 (acquired 11/18/97) .................................. 1,526

INDUSTRIAL PRODUCT & SUPPLIER - 0.7%
           500   Printpack, Inc.
                 10.625%, due 8/15/06 ................................... 530

IRON & STEEL - 0.7%
           500   #Armco, Inc. (144A)
                 9.00%, due 9/15/07
                 (acquired 9/12/97) ..................................... 486

LEISURE TIME - 5.7%
         1,000   AMC Entertainment, Inc.
                 9.50%, due 3/15/09 ................................... 1,037
           919   AMF Bowling WW (Series B)
                 12.25%, due 3/15/01 Step Bond .......................... 723
           500   Cinemark USA, Inc. (Series B)
                 9.625%, due 8/01/08 .................................... 519
           500   Cinemark USA, Inc. (Series D)
                 9.625%, due 8/01/08 .................................... 519
         1,250   Speedway Motorsports, Inc.
                 8.50%, due 8/15/07 ................................... 1,275

MANUFACTURING - DIVERSIFIED - 1.5%
         1,000   Plastic Specialties and Technologies, Inc.
                 11.25%, due 12/01/03 ................................. 1,090

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING - SPECIALIZED - 0.7%
         $ 500   #Flextronics International, Ltd. (144A)
                 8.75%, due 10/15/07
                 (acquired 10/09/97) .................................. $ 496

METALS - 3.0%
         1,000   Commonwealth Aluminum Corp.
                 10.75%, due 10/01/06 ................................. 1,073
         1,000   Wells Aluminum Corp. (Series B)
                 10.125%, due 6/01/05 ................................. 1,060

OFFICE EQUIPMENT & SUPPLIES - 1.5%
         1,200   Corporate Express, Inc.
                 4.50%, due 7/01/00 Convertible ....................... 1,061

OIL SERVICES - 1.8%
           500   ICO, Inc. (Series B)
                 10.375%, due 6/01/07 ................................... 536
           750   #Newpark Resources, Inc. (144A)
                 8.625%, due 12/15/07
                 (acquired 12/10/97) .................................... 762

PAPER & FOREST PRODUCTS - 1.4%
           500   Specialty Paperboard, Inc.
                 9.375%, due 10/15/06 ................................... 520
           500   The Fonda Group (Series B)
                 9.50%, due 3/01/07 ..................................... 470

POWER PRODUCER - 1.4%
         1,000   AES Corp.
                 8.50%, due 11/01/07 .................................. 1,000

REFINING - 2.2%
           500   Crown Central Petroleum Corp.
                 10.875%, due 2/01/05 ................................... 530
         1,000   #United Refining Co. (144A)
                 10.75%, due 6/15/07
                 (acquired 6/09/97) ................................... 1,050
SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

RESTAURANTS - 2.9%
        $1,000   Apple South, Inc.
                 9.75%, due 6/01/06 .................................. $1,045
         1,000   #Perkins Family Restaurants (144A)
                 10.125%, due 12/15/07
                 (acquired 12/17/97) .................................. 1,013

RETAIL - 0.7%
           500   K-Mart Corp.
                 7.95%, due 2/01/23 ..................................... 479

RETAIL - DEPARTMENT STORES - 1.8%
         1,250   Specialty Retailers, Inc.
                 9.00%, due 7/15/07 ................................... 1,275

RETAIL - FOOD CHAINS - 1.8%
         1,250   Jitney-Jungle Stores of America, Inc.
                 10.375%, due 9/15/07 ................................. 1,297

RETAIL - SPECIALTY - 1.7%
         1,250   #Big 5 Corp. (144A)
                 10.875%, due 11/15/07
                 (acquired 11/07/97) .................................. 1,244

SAVINGS & LOAN - SAVINGS BANK - 0.8%
           500   #First Nationwide Holdings, Inc. (144A)
                 10.625%, due 10/01/03
                 (acquired 9/13/96) ..................................... 560

SERVICES - COMMERCIAL & CONSUMER - 0.7%
           500   Unicco Service Co.
                 9.875%, due 10/15/07 ................................... 498

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.7%
        $1,000   Paging Network, Inc.
                 10.00%, due 10/15/08 ................................ $1,036
         1,250   PhoneTel Technologies
                 12.00%, due 12/15/06 ................................. 1,297
         2,000   #Qwest Communications International, Inc. (144A)
                 9.47%, due 10/15/02 Step Bond (acquired 10/09/97) .... 1,350
           500   #Telegroup, Inc. (144A) 10.50%, due 5/1/00 Step Bond
                 (acquired 10/20/97) .................................... 388

TELEPHONE - 1.8%
         1,250   GCI, Inc.
                 9.75%, due 8/01/07 ................................... 1,297

TEXTILES - 1.8%
         1,250   Dyersburg Corp.
                 9.75%, due 9/07/07 ................................... 1,306

TEXTILES - HOME FURNISHINGS - 1.4%
         1,000   #Maxim Group, Inc. (144A)
                 9.25%, due 10/15/07 (acquired 12/01/97) ................ 993

TEXTILES - SPECIALTY - 1.4%
         1,000   Polymer Group, Inc. (Series B)
                 9.00%, due 7/01/07 ..................................... 998

TRANSPORTATION - 1.4%
         1,000   International Shipholding Corp.
                 9.00%, due 7/01/03 ................................... 1,025
TRUCKERS - 1.8%
         1,250   Allied Holdings, Inc.
                 8.625%, due 10/01/07 ................................. 1,278
SHARES OR
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

UTILITIES - 0.5%
         $ 314   Midland Cogeneration Venture, L.P.
                 10.33%, due 7/23/02 ................................. $  338
                                                                        -----
TOTAL CORPORATE BONDS ................................................ 65,892
                                                                        -----

PREFERRED STOCK - 3.7%

BROADCAST MEDIA - 2.5%
             5   American Radio Systems Corp. ........................... 626
             5   SFX Broadcasting, Inc. ................................. 606
             5   Sinclair Broadcast Group, Inc. ......................... 552

RAILROADS - 1.2%
           500   SFP Pipeline Partners L.P. ............................. 845
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 2,629
                                                                        -----

TEMPORARY INVESTMENTS - 1.8%

INVESTMENT COMPANIES:
         1,294   SSgA Prime Money Market Portfolio .................... 1,294
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 1,294
                                                                        -----
TOTAL INVESTMENTS - 97.4% ............................................ 69,815
Other Assets, less Liabilities ........................................ 1,857
                                                                        -----
NET ASSETS .......................................................... $71,672
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total value of such securities is $14,546,438 and the total value is 20.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Intermediate-Term U.S. Treasury Fund, for the year ended December 31, 1997, returned 8.03% for Class A shares and 7.27% for Class B shares, not including the effects of sales charges. For the six months, the Fund returned 6.07% for Class A shares and 5.65% for Class B shares, while the Merrill Lynch index of U.S. Treasuries, 1-10 Years returned 4.88%, and the average intermediate U.S. Treasury mutual fund--as reported by Lipper Analytical Services--returned 5.82%. [PHOTO OF RONALD SPAULDING]

   Surprisingly low price inflation in the face of a strong economy and low unemployment rate drove bond prices higher through the last eight months of

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PERFORMANCE
 OVERVIEW--CLASS A
 AND CLASS B SHARES
AVERAGE ANNUAL TOTAL
       RETURN                          WITH SALES CHARGE                                 WITHOUT SALES CHARGE
  FOR THE PERIODS
 ENDED DECEMBER 31,
        1997              1 YEAR             5 YEAR        SINCE INCEPTION*    1 YEAR           5 YEAR          SINCE INCEPTION*
Class A                         3.17%               5.24%              7.00%      8.03%                  6.21%              7.53%
Class B                         2.27%               5.73%              7.44%      7.27%                  6.05%              7.44%
Investment Value
With Sales Charge
                               SAFECO              SAFECO
                        Intermediate-       Intermediate-      Merrill Lynch
                            Term U.S.           Term U.S.      Intermediate-
                        Treasury Fund       Treasury Fund          Term U.S.
                              Class A             Class B     Treasury Index
09/30/88                       $9,550             $10,000            $10,000
10/31/88                        9,734              10,192             10,136
11/30/88                        9,658              10,113             10,048
12/31/88                        9,669              10,125             10,057
01/31/89                        9,727              10,185             10,156
02/28/89                        9,677              10,133             10,114
03/31/89                        9,694              10,151             10,164
04/30/89                        9,865              10,330             10,351
05/31/89                       10,038              10,511             10,569
06/30/89                       10,267              10,751             10,839
07/31/89                       10,447              10,939             11,060
08/31/89                       10,350              10,837             10,906
09/30/89                       10,392              10,882             10,961
10/31/89                       10,567              11,065             11,186
11/30/89                       10,644              11,146             11,295
12/31/89                       10,666              11,169             11,324
01/31/90                       10,603              11,102             11,259
02/28/90                       10,656              11,158             11,288
03/31/90                       10,650              11,152             11,310
04/30/90                       10,623              11,123             11,270
05/31/90                       10,824              11,334             11,509
06/30/90                       10,934              11,449             11,658
07/31/90                       11,081              11,603             11,826
08/31/90                       11,041              11,561             11,774
09/30/90                       11,084              11,606             11,882
10/31/90                       11,172              11,699             12,047
11/30/90                       11,288              11,820             12,227
12/31/90                       11,430              11,968             12,400
01/31/91                       11,481              12,022             12,526
02/28/91                       11,571              12,116             12,591
03/31/91                       11,653              12,202             12,660
04/30/91                       11,782              12,337             12,791
05/31/91                       11,844              12,402             12,864
06/30/91                       11,858              12,417             12,877
07/31/91                       12,006              12,572             13,016
08/31/91                       12,208              12,783             13,259
09/30/91                       12,392              12,976             13,485
10/31/91                       12,525              13,115             13,637
11/30/91                       12,654              13,250             13,797
12/31/91                       12,975              13,586             14,134
01/31/92                       12,827              13,431             13,991
02/28/92                       12,843              13,448             14,044
03/31/92                       12,796              13,399             13,987
04/30/92                       12,894              13,501             14,115
05/31/92                       13,079              13,695             14,316
06/30/92                       13,284              13,909             14,524
07/31/92                       13,614              14,256             14,793
08/31/92                       13,721              14,367             14,964
09/30/92                       13,976              14,634             15,171
10/31/92                       13,720              14,366             14,985
11/30/92                       13,635              14,277             14,918
12/31/92                       13,827              14,478             15,115
01/31/93                       14,183              14,851             15,397
02/28/93                       14,496              15,179             15,628
03/31/93                       14,555              15,241             15,686
04/30/93                       14,659              15,350             15,810
05/31/93                       14,611              15,299             15,763
06/30/93                       14,965              15,670             15,990
07/31/93                       14,988              15,694             16,022
08/31/93                       15,358              16,081             16,267
09/30/93                       15,444              16,172             16,337
10/31/93                       15,478              16,208             16,366
11/30/93                       15,231              15,948             16,287
12/31/93                       15,326              16,048             16,351
01/31/94                       15,525              16,256             16,514
02/28/94                       15,114              15,826             16,279
03/31/94                       14,796              15,493             16,051
04/30/94                       14,691              15,383             15,942
05/31/94                       14,697              15,390             15,959
06/30/94                       14,669              15,361             15,970
07/31/94                       14,864              15,564             16,168
08/31/94                       14,902              15,604             16,219
09/30/94                       14,739              15,434             16,088
10/31/94                       14,745              15,440             16,092
11/30/94                       14,715              15,408             16,012
12/31/94                       14,772              15,468             16,072
01/31/95                       14,941              15,645             16,339
02/28/95                       15,165              15,879             16,652
03/31/95                       15,242              15,960             16,743
04/30/95                       15,430              16,157             16,935
05/31/95                       16,019              16,774             17,419
06/30/95                       16,126              16,886             17,533
07/31/95                       16,001              16,755             17,545
08/31/95                       16,192              16,955             17,689
09/30/95                       16,371              17,142             17,808
10/31/95                       16,620              17,403             18,008
11/30/95                       16,958              17,757             18,232
12/31/95                       17,246              18,059             18,418
01/31/96                       17,302              18,117             18,576
02/28/96                       16,880              17,676             18,368
03/31/96                       16,703              17,490             18,280
04/30/96                       16,668              17,454             18,222
05/31/96                       16,665              17,451             18,212
06/30/96                       16,786              17,577             18,390
07/31/96                       16,839              17,632             18,447
08/31/96                       16,837              17,631             18,467
09/30/96                       17,025              17,828             18,701
10/31/96                       17,232              18,033             19,006
11/30/96                       17,450              18,269             19,240
12/31/96                       17,302              18,104             19,135
01/31/97                       17,350              18,129             19,206
02/28/97                       17,317              18,087             19,227
03/31/97                       17,100              17,853             19,129
04/30/97                       17,314              18,071             19,343
05/31/97                       17,435              18,198             19,492
06/30/97                       17,621              18,382             19,660
07/31/97                       18,121              18,896             20,029
08/31/97                       17,897              18,652             19,944
09/30/97                       18,164              18,916             20,164
10/31/97                       18,465              19,214             20,398
11/30/97                       18,472              19,209             20,445
12/31/97                       18,691              19,421             20,619
*The Fund's
inception was
September 7,
1988. Graph and
average annual
return
comparison begins
September 30 1988.

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          REPORT FROM THE INTERMEDIATE-TERM U.S. TREASURY FUND MANAGER

the year. The economic and financial turmoil in Asia in the second half of the year added impetus to the upward move as investors sought refuge in the safety of U.S. Treasury bonds. Also investors reckoned that weakness in the Asian economies and currencies would slow domestic growth and price inflation, making prospects for bonds positive into the new year.
   We beat the index and peer group by positioning the average maturity of the fund to take advantage of the economic environment. As longer maturities will perform better in a declining rate environment, we decided at mid-year we wanted to position the average maturity of the fund significantly longer than our benchmark index. At mid-year we lengthened the maturity of the fund. As the year progressed we took care to remain fully invested to take advantage of rising bond prices. For this time period the strategy served us well.
   At year end the average maturity of the fund was 6.0 years compared to 3.8 years for the Merrill Lynch index of U.S.

                                   HIGHLIGHTS
-------------------------------
 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.81%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 4.18%
 WEIGHTED AVERAGE MATURITY .......................................... 6.0 YEARS

Treasuries, 1-10 Years. Eighteen per cent of net assets were invested in U.S. Government agencies. The balance was invested in U.S. Treasuries and a small cash position.
   Bond prices at year end incorporate all the good news on the economic and inflation front as well as a very optimistic view of 1998. While we too are optimistic about 1998, we don't expect bond prices to improve significantly from these levels. We expect bonds to earn their coupon this year while other financial assets may struggle to earn similar returns. As the new year begins we plan to keep the average maturity longer than the benchmark index. If the economic and inflation environment begin to deteriorate we will shorten the maturity of the portfolio.

/s/ Ronald Spaulding
Ronald Spaulding
-------------------------------

Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 97.0%

U.S. FEDERAL AGENCY NOTES - 18.5%
        $1,500   6.875%, due 11/22/06 ............................... $ 1,526
         1,500   6.26%, due 9/24/04 ................................... 1,521

U.S. TREASURY NOTES - 71.5%
         2,450   7.75%, due 2/15/01 ................................... 2,592
         1,200   7.50%, due 11/15/01 .................................. 1,273
         2,070   7.25%, due 8/15/04 ................................... 2,238
         1,560   6.875%, due 3/31/00 .................................. 1,599
         3,900   6.50%, due 10/15/06 .................................. 4,084
U.S. TREASURY PRINCIPAL STRIPS - 7.0%
         1,975   0.00%, due 2/15/07 ................................... 1,162
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ..................................... 15,995
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 4.7%

INVESTMENT COMPANIES:
          $782   SSgA Prime Money Market Portfolio ................... $  782
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 782
                                                                        -----
TOTAL INVESTMENTS - 101.7% ........................................... 16,777
Liabilities, less Other Assets ........................................ (282)
                                                                        -----
NET ASSETS .......................................................... $16,495
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Managed Bond Fund returned 7.78% for Class A shares and 6.91% for Class B shares, not including the effects of sales charges for the year. For the quarter ending December 31, 1997 the Fund returned 2.86% for Class A shares and 2.63% for Class B shares, in line with its peer group of funds and behind the broad market.
                           [PHOTO OF MICHAEL HUGHES]

The average corporate bond fund delivered 8.65% for the year, and 2.24% for the quarter, as measured by Morningstar. The Lehman Brothers
Government/Corporate Index, returned 9.76% for the year, and 3.18% for the quarter.

   The Fund gained ground against the peer group during the fourth quarter due to its substantial holding of U.S.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PERFORMANCE OVERVIEW--
       CLASS A AND CLASS B SHARES
       AVERAGE ANNUAL TOTAL RETURN           WITH SALES                             WITHOUT
          FOR THE PERIODS ENDED                CHARGE                            SALES CHARGE
            DECEMBER 31, 1997                  1 YEAR       SINCE INCEPTION*        1 YEAR        SINCE INCEPTION*
Class A                                              2.93%              4.23%              7.78%              5.49%
Class B                                              1.91%              4.54%              6.91%              5.22%
Investment Value
                                                    SAFECO             SAFECO    Lehman Brothers
                                              Managed Bond       Managed Bond        Government/
With Sales Charge                             Fund Class A       Fund Class B    Corporate Index
02/28/94                                            $9,550            $10,000            $10,000
03/31/94                                            $9,231             $9,666             $9,755
04/30/94                                            $9,223             $9,657             $9,674
05/31/94                                            $9,231             $9,666             $9,657
06/30/94                                            $9,218             $9,653             $9,634
07/31/94                                            $9,318             $9,757             $9,827
08/31/94                                            $9,340             $9,780             $9,831
09/30/94                                            $9,266             $9,703             $9,683
10/31/94                                            $9,272             $9,709             $9,672
11/30/94                                            $9,245             $9,680             $9,655
12/31/94                                            $9,263             $9,699             $9,718
01/31/95                                            $9,386             $9,828             $9,905
02/28/95                                            $9,541             $9,991            $10,135
03/31/95                                            $9,587            $10,038            $10,203
04/30/95                                            $9,709            $10,167            $10,344
05/31/95                                           $10,059            $10,533            $10,778
06/30/95                                           $10,137            $10,615            $10,864
07/31/95                                           $10,067            $10,541            $10,822
08/31/95                                           $10,193            $10,674            $10,960
09/30/95                                           $10,305            $10,791            $11,072
10/31/95                                           $10,469            $10,962            $11,235
11/30/95                                           $10,675            $11,178            $11,420
12/31/95                                           $10,870            $11,382            $11,588
01/31/96                                           $10,887            $11,400            $11,660
02/28/96                                           $10,627            $11,127            $11,412
03/31/96                                           $10,514            $11,010            $11,317
04/30/96                                           $10,509            $11,004            $11,239
05/31/96                                           $10,514            $11,009            $11,219
06/30/96                                           $10,593            $11,092            $11,370
07/31/96                                           $10,626            $11,127            $11,396
08/31/96                                           $10,646            $11,148            $11,369
09/30/96                                           $10,734            $11,239            $11,571
10/31/96                                           $10,843            $11,347            $11,841
11/30/96                                           $10,965            $11,467            $12,058
12/31/96                                           $10,877            $11,369            $11,925
01/31/97                                           $10,884            $11,368            $11,939
02/28/97                                           $10,858            $11,335            $11,964
03/31/97                                           $10,715            $11,179            $11,822
04/30/97                                           $10,863            $11,327            $11,994
05/31/97                                           $10,946            $11,406            $12,106
06/30/97                                           $11,056            $11,511            $12,251
07/31/97                                           $11,378            $11,839            $12,626
08/31/97                                           $11,231            $11,664            $12,484
09/30/97                                           $11,397            $11,843            $12,680
10/31/97                                           $11,577            $12,007            $12,883
11/30/97                                           $11,592            $12,028            $12,952
12/31/97                                           $11,723            $11,854            $13,088
*The Fund's inception was June 25, 1992.
Graph and average annual return
comparison begins February 28, 1994
(initial public offering).

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

Treasury securities, as Asian-market difficulties produced "flight to quality" bid for U.S. Treasuries, causing corporate bonds and mortgage-backed securities to lag. Underperformance relative to the Lehman Brothers Government/Corporate Index can be attributed to the nature of the index itself. An index is a "portfolio on paper," it has no cash, and incurs no transaction costs or fees.
   Additionally, the index has no maturity restrictions, while the fund is currently constrained to investing in securities with maturities of ten years or EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

less.
S&P CREDIT RATING DISTRIBUTION
  AS A PERCENT OF NET ASSETS
AAA:                                  76%
A:                                    20%
BBB:                                   2%
Cash & Other:                          2%

   I took over the management responsibilities of the Managed Bond Fund during February, 1997. Like my predecessor, I intend to emphasize high-quality
                                   HIGHLIGHTS
-------------------------------

                                                              PERCENT OF
BONDS BY TYPE                                                 NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Securities ............................................ 52%
Asset Backed Securities .............................................. 19
Corporate Bonds ...................................................... 27
Cash & Other .......................................................... 2
                                                                     ----
                                                                     100%
                                                                     ----
                                                                     ----

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.74%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 4.01%
 WEIGHTED AVERAGE MATURITY .......................................... 7.6 YEARS

intermediate-term securities in the portfolio. However, unlike my predecessor, my strategy will not rely on large swings in duration
(lengthening or shortening the average maturity date of the Fund's bond portfolio, in anticipation of their sensitivity to interest rates) to distinguish this Fund from its peer group.
   In the past, Fund performance was heavily dependent on the duration decision. The Fund suffered when its portfolio had a duration that was either too long or too short and interest rates suddenly changed course. The duration of your fund will not fluctuate as widely as it had in the past. I plan to keep the portfolio duration within plus or minus 15% of the benchmark index's duration. While duration will remain an important factor in my investment strategy, equally important will be sector positioning, credit selection, and maturity structure within the portfolio. To the extent the prospectus allows, the Fund will consider utilizing mortgage-backed securities, triple-

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE MANAGED BOND FUND MANAGER

B rated corporate bonds, and securities with maturities longer than ten years.
   During the last quarter of the year, the Fund liquidated some of its U.S. Treasury holdings in order to take advantage of the softness in the corporate and mortgage-backed securities sectors of the market. At year end, the Fund held 52% of its assets in U.S. Treasury obligations, 27% in high-grade corporate bonds, 12% in mortgage-backed securities, 5% in U.S. Agency debentures, 7% in AAA rated asset-backed securities, and 2% cash. The portfolio's effective duration was 6.2 years on December 31, 1997, slightly longer than the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index at 5.3 years.
   The fundamentals behind bond bullishness remain intact. Inflation is under wraps and even falling. Meanwhile, the dollar is strong, encouraging foreign investors to buy U.S. bonds. Leading commodity prices are dropping, signaling that the benign inflationary environment will likely continue. Still, bonds have come a long way, and will have great difficulty matching 1997 gains-- unless the Asia crisis substantially impacts the U.S. economy.

/s/ Michael Hughes
Michael Hughes
-------------------------------

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                   MARKET VALUE
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 19.5%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 10.4%
          $150   FHLMC REMIC 1587
                 6.50%, due 10/15/08 ................................... $150
           150   FNMA REMIC 1993-11
                 7.35%, due 6/25/07 ..................................... 155
           200   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 202

CONSUMER - FINANCE - 4.6%
           138   AFG Receivables Trust
                 6.20%, due 2/15/03 ..................................... 138
            90   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 90

FINANCIAL - DIVERSIFIED - 1.7%
            80   FNMA (Class C)
                 6.74%, due 8/25/07 ...................................... 83

FINANCIAL - MISCELLANEOUS - 1.1%
            52   Chevy Chase Auto ABS Series 1996-1 (Class A)
                 6.60%, due 12/15/02 ..................................... 52

MANUFACTURING - SPECIALIZED - 1.7%
            85   Harley Davidson Eagle
                 6.20%, due 1/15/03 ...................................... 85
                                                                         ----
TOTAL ASSET BACKED SECURITIES ........................................... 955
                                                                         ----

CORPORATE BONDS - 27.3%

BANKS - MAJOR REGIONAL - 3.3%
           150   Midland Bank
                 7.65%, due 5/01/25 ..................................... 163

PRINCIPAL
AMOUNT (000'S)                                                   MARKET VALUE
-----------------------------------------------------------------------------

BUILDING MATERIALS - 1.5%
          $ 70   Hanson Overseas
                 6.75%, due 9/15/05 ................................... $  72

FINANCIAL - DIVERSIFIED - 13.2%
           150   Federal Home Loan Mortgage Corp.
                 6.93%, due 3/21/07 ..................................... 159
           110   Ford Motor Credit Co.
                 6.55%, due 9/10/02 ..................................... 112
           100   General Motors Acceptance Corp.
                 8.50%, due 1/01/03 ..................................... 109
           120   Hertz Corp. Notes
                 7.00%, due 7/01/04 ..................................... 123
            75   Morgan Stanley Notes
                 6.375%, due 8/01/02 ..................................... 75
            75   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 75

FINANCIAL - MISCELLANEOUS - 2.4%
           115   Smith Barney Holdings
                 6.625%, due 11/15/03 ................................... 116

INVESTMENT BANK/BROKERAGE - 5.3%
            95   Donaldson, Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 ..................................... 97
           160   Bear Stearns Cos., Inc.
                 6.75%, due 12/15/07 .................................... 161

RETAIL - GENERAL MERCHANDISE - 1.6%
            75   Sears Roebuck Acceptance Corp.
                 6.75%, due 9/15/05 ...................................... 76
                                                                         ----
TOTAL CORPORATE BONDS ................................................. 1,338
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                   MARKET VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 51.6%

U. S. TREASURY NOTES - 29.0%
         $ 475   7.25%, due 8/15/04 ................................... $ 513
           205   6.50%, due 10/15/06 .................................... 215
           460   6.375, due 9/30/01 ..................................... 470
           220   5.75%, due 12/31/98 .................................... 220

U. S. TREASURY PRINCIPAL STRIPS - 22.6%
         1,875   0.00%, due 2/15/07 ................................... 1,103
                                                                         ----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 2,521
                                                                         ----
PRINCIPAL
AMOUNT (000'S)                                                   MARKET VALUE
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.2%

INVESTMENT COMPANIES:
           $57   SSgA Prime Money Market Portfolio .................... $  57
                                                                         ----
TOTAL TEMPORARY INVESTMENTS .............................................. 57
TOTAL INVESTMENTS - 99.6% ............................................. 4,871
Other Assets, less Liabilities ........................................... 22
                                                                         ----
NET ASSETS ........................................................... $4,893
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                           SAFECO MUNICIPAL BOND FUND
                   AND SAFECO CALIFORNIA MUNICIPAL BOND FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Nineteen ninety seven was a very good year for long-term bonds. While the financial press obsessed about the stock market and if the bull market would continue, long-term interest rates quietly dropped to their lowest levels in 20 years. This produced handsome total returns for all classes of fixed-income securities. [PHOTO OF STEPHEN C. BAUER]

   The Lehman long municipal bond index had a double-digit total return, 11.31% for the year. These excellent returns are particularly gratifying because most economists expected rates to rise during 1997 in the heat of the Federal Reserve's battle against inflation. The expected increase in inflation did not materialize, and the Fed's policy of "watchful waiting" proved the right one.
   (Interestingly, in light of financial problems in Asia, there are a few prognosticators who expect the Fed to ease monetary policy and allow yields to decline.)
   The Consumer Price Index, a broad gauge of inflation, posted its lowest annual increase of the nineties, less than 2%. This means that real returns (returns adjusted for inflation) were almost as high as stated returns.
   Already buoyed by low inflation, the bond market floated even higher on a strong dollar and increased volatility in the stock market. The strong dollar attracted foreign investors to our domestic bond market, bidding prices up and pushing yields down. During the second half of the year money came to the bond market from the increasingly volatile stock market.
   Our investment strategy for 1998 will be based on the fundamental policies which have always governed our investing--the same strategy that has produced our long-term success. We will stay fully invested and resist the temptation to try to time the market or predict the future. It simply can't be done.
   One of our greatest advantages over our competition is our willingness and ability to make decisions which may not look good for several years--that is to buy and hold out-of-favor bonds. If we are correct in recognizing value, the market will reward us for our patience.
   We think that long-term performance is most important to our shareholders and so it is most important to us.

                          REPORT FROM THE FUND MANAGER
                           SAFECO MUNICIPAL BOND FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The total return for the Municipal Bond Fund was 10.17% for Class A shares and 9.56% for Class B shares, not including the effects of sales charges for the year ended December 31, 1997 which compares favorably with 9.10% the average return for general municipal bond funds reported by Lipper Analytical Services. Of the 235 funds reporting one-year returns Class A was number 27.
   The Fund slightly underperformed the Lehman long municipal index's return of 11.31%, but this is standard. It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The difference in the performance of the Fund and its peer group over the long term is a better measure of success.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PERFORMANCE OVERVIEW--
 CLASS A AND CLASS B SHARES
AVERAGE ANNUAL TOTAL RETURN                 WITH SALES                                             WITHOUT
   FOR THE PERIODS ENDED                      CHARGE                                            SALES CHARGE
     DECEMBER 31, 1997         1 YEAR         5 YEAR           10 YEAR            1 YEAR           5 YEAR       10 YEAR
Class A                           5.22%             6.39%             8.47%             10.17%          7.38%      8.97%
Class B                           4.56%             6.90%             8.88%              9.56%          7.20%      8.88%
Investment Value                                   SAFECO            SAFECO    Lehman Brothers
With Sales Charge                          Municipal Bond    Municipal Bond     Long Municipal
                                             Fund Class A      Fund Class B         Bond Index
12/31/87                                           $9,550           $10,000            $10,000
01/31/88                                           10,002            10,473             10,399
02/28/88                                           10,117            10,593             10,521
03/31/88                                            9,918            10,386             10,371
04/30/88                                            9,993            10,464             10,453
05/31/88                                            9,964            10,434             10,464
06/30/88                                           10,166            10,645             10,667
07/31/88                                           10,218            10,700             10,739
08/31/88                                           10,271            10,755             10,781
09/30/88                                           10,501            10,995             11,026
10/31/88                                           10,790            11,298             11,277
11/30/88                                           10,663            11,165             11,155
12/31/88                                           10,875            11,388             11,350
01/31/89                                           11,126            11,650             11,617
02/28/89                                           10,959            11,476             11,454
03/31/89                                           10,959            11,476             11,464
04/30/89                                           11,216            11,745             11,800
05/31/89                                           11,427            11,965             12,073
06/30/89                                           11,571            12,116             12,257
07/31/89                                           11,689            12,240             12,419
08/31/89                                           11,586            12,132             12,230
09/30/89                                           11,576            12,122             12,193
10/31/89                                           11,689            12,240             12,354
11/30/89                                           11,899            12,460             12,616
12/31/89                                           11,971            12,536             12,710
01/31/90                                           11,832            12,390             12,581
02/28/90                                           11,968            12,532             12,723
03/31/90                                           11,951            12,515             12,736
04/30/90                                           11,768            12,323             12,580
05/31/90                                           12,140            12,712             12,936
06/30/90                                           12,253            12,830             13,063
07/31/90                                           12,488            13,076             13,293
08/31/90                                           12,163            12,736             12,977
09/30/90                                           12,139            12,711             12,957
10/31/90                                           12,371            12,954             13,231
11/30/90                                           12,715            13,314             13,566
12/31/90                                           12,768            13,369             13,626
01/31/91                                           12,970            13,581             13,809
02/28/91                                           13,026            13,640             13,906
03/31/91                                           13,042            13,657             13,939
04/30/91                                           13,261            13,886             14,155
05/31/91                                           13,394            14,026             14,322
06/30/91                                           13,349            13,978             14,295
07/31/91                                           13,560            14,199             14,516
08/31/91                                           13,767            14,416             14,724
09/30/91                                           13,987            14,646             14,938
10/31/91                                           14,136            14,803             15,094
11/30/91                                           14,091            14,755             15,112
12/31/91                                           14,528            15,212             15,472
01/31/92                                           14,401            15,080             15,463
02/28/92                                           14,438            15,119             15,487
03/31/92                                           14,421            15,100             15,526
04/30/92                                           14,557            15,243             15,674
05/31/92                                           14,802            15,500             15,904
06/30/92                                           15,122            15,835             16,211
07/31/92                                           15,704            16,444             16,806
08/31/92                                           15,383            16,107             16,580
09/30/92                                           15,412            16,139             16,654
10/31/92                                           15,077            15,787             16,376
11/30/92                                           15,538            16,270             16,837
12/31/92                                           15,799            16,543             17,055
01/31/93                                           15,952            16,704             17,216
02/28/93                                           16,642            17,426             18,017
03/31/93                                           16,381            17,153             17,800
04/30/93                                           16,606            17,388             18,043
05/31/93                                           16,701            17,488             18,192
06/30/93                                           17,044            17,847             18,535
07/31/93                                           16,978            17,778             18,553
08/31/93                                           17,430            18,251             19,028
09/30/93                                           17,625            18,455             19,293
10/31/93                                           17,673            18,506             19,329
11/30/93                                           17,449            18,272             19,095
12/31/93                                           17,799            18,637             19,588
01/31/94                                           18,015            18,864             19,819
02/28/94                                           17,482            18,306             19,163
03/31/94                                           16,594            17,376             18,019
04/30/94                                           16,609            17,392             18,158
05/31/94                                           16,809            17,601             18,370
06/30/94                                           16,623            17,406             18,150
07/31/94                                           17,006            17,807             18,616
08/31/94                                           17,018            17,820             18,655
09/30/94                                           16,598            17,380             18,223
10/31/94                                           16,243            17,008             17,663
11/30/94                                           15,909            16,659             17,197
12/31/94                                           16,330            17,100             17,807
01/31/95                                           16,932            17,729             18,590
02/28/95                                           17,643            18,474             19,348
03/31/95                                           17,772            18,609             19,581
04/30/95                                           17,745            18,581             19,571
05/31/95                                           18,570            19,445             20,404
06/30/95                                           18,173            19,029             20,028
07/31/95                                           18,260            19,120             20,131
08/31/95                                           18,496            19,367             20,415
09/30/95                                           18,633            19,511             20,575
10/31/95                                           19,023            19,920             21,073
11/30/95                                           19,550            20,472             21,616
12/31/95                                           19,838            20,773             21,953
01/31/96                                           19,903            20,841             22,048
02/28/96                                           19,683            20,611             21,779
03/31/96                                           19,234            20,140             21,380
04/30/96                                           19,089            19,988             21,295
05/31/96                                           19,121            20,021             21,305
06/30/96                                           19,402            20,316             21,633
07/31/96                                           19,640            20,565             21,847
08/31/96                                           19,570            20,492             21,819
09/30/96                                           19,966            20,906             22,303
10/31/96                                           20,197            21,135             22,576
11/30/96                                           20,657            21,591             23,061
12/31/96                                           20,468            21,382             22,923
01/31/97                                           20,361            21,260             22,877
02/28/97                                           20,565            21,463             23,124
03/31/97                                           20,206            21,078             22,724
04/30/97                                           20,439            21,327             22,992
05/31/97                                           20,790            21,666             23,438
06/30/97                                           21,028            21,918             23,738
07/31/97                                           21,893            22,794             24,602
08/31/97                                           21,507            22,382             24,275
09/30/97                                           21,781            22,671             24,624
10/31/97                                           21,958            22,828             24,836
11/30/97                                           22,114            22,981             25,057
12/31/97                                           22,551            23,425             25,516

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   As nice as it is to do well for a given year, the more important results are for the longer time periods. Fortunately, our three, five, and ten-year returns, which have also been above average, better reflect the results of our long-term strategy.
   In the world of municipal bonds, it is hard to implement a strategy which has an immediate impact. Value is often not recognized for two or three years. Hence, much of the last three year's good performance stems from transactions done in 1994 when prices fell dramatically. The chaotic markets of that year provided opportunities to add value to the Fund, even though much of that value was not fully realized until years later.
   The valuable call protection afforded by the deep discount bonds which are a hallmark of all the SAFECO Municipal bond funds, came into its own this year. While bonds priced at par (current interest rates) rose from 4% at mid-year to 5% at year-end, deep discounts rose 6% to 8% in price over the same period.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE STATES                                                 NET ASSETS
----------------------------------------------------------------------------
California ............................................................. 21%
Washington .............................................................. 13
Illinois ................................................................. 7
Texas .................................................................... 7
New York ................................................................. 7

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.06%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.74%
 WEIGHTED AVERAGE MATURITY ......................................... 23.5 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency ...................... 4.7%
Wyoming Community Develpoment Authority Housing Revenue ................ 3.8
Illinois Educational Facilties Authority ............................... 3.6
Alaska Housing Finance Corp.  .......................................... 3.2
Austin Combined Utility System ......................................... 3.2
Facilities Authority ................................................... 4.2

                          REPORT FROM THE FUND MANAGER
                        SAFECO CALIFORNIA TAX-FREE FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The California Tax-Free Fund was again the best performing fund of the SAFECO Tax-Exempt Bond Trust for the year ended December 31, 1997. The fund delivered 11.29% for Class A shares and 10.46% for Class B shares, not including the effects of sales charges, while the average California municipal bond fund returned 9.15% as measured by Lipper Analytical Services. Class A was 8 of 103 fund classes reporting one-year results, while Class B was 17 of 103 fund classes.
   Strong demand for California tax-exempt bonds as the local economy improved helped the entire sector prosper. And, our policy of staying fully invested in long-maturity, well call-protected bonds helped our Fund surpass its peer funds and the index. Deep discount bonds, the type we favor, did particularly well in

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PERFORMANCE OVERVIEW--
 CLASS A AND CLASS B SHARES
AVERAGE ANNUAL TOTAL RETURN                            WITH SALES                                        WITHOUT
   FOR THE PERIODS ENDED                                 CHARGE                                       SALES CHARGE
     DECEMBER 31, 1997              1 YEAR               5 YEAR              10 YEAR        1 YEAR       5 YEAR       10 YEAR
Class A                                     6.28%                7.17%              8.58%     11.29%          8.16%      9.09%
Class B                                     5.46%                7.64%              8.97%     10.46%          7.94%      8.97%
                                SAFECO California    SAFECO California
                                         Tax-Free             Tax-Free    Lehman Brothers
Investment Value                      Income Fund          Income Fund          Long Muni
With Sales Charge                         Class A              Class B         Bond Index
12/31/87                                    9,550               10,000             10,000
01/31/88                                   10,019               10,492             10,399
02/28/88                                   10,167               10,646             10,521
03/31/88                                    9,869               10,334             10,371
04/30/88                                    9,924               10,392             10,453
05/31/88                                    9,837               10,301             10,464
06/30/88                                   10,089               10,565             10,667
07/31/88                                   10,117               10,594             10,739
08/31/88                                   10,163               10,641             10,781
09/30/88                                   10,401               10,891             11,026
10/31/88                                   10,710               11,214             11,277
11/30/88                                   10,548               11,045             11,155
12/31/88                                   10,771               11,279             11,350
01/31/89                                   11,030               11,549             11,617
02/28/89                                   10,871               11,383             11,454
03/31/89                                   10,865               11,377             11,464
04/30/89                                   11,117               11,641             11,800
05/31/89                                   11,344               11,878             12,073
06/30/89                                   11,465               12,005             12,257
07/31/89                                   11,597               12,144             12,419
08/31/89                                   11,456               11,996             12,230
09/30/89                                   11,452               11,992             12,193
10/31/89                                   11,563               12,108             12,354
11/30/89                                   11,770               12,324             12,616
12/31/89                                   11,839               12,397             12,710
01/31/90                                   11,708               12,259             12,581
02/28/90                                   11,851               12,409             12,723
03/31/90                                   11,829               12,386             12,736
04/30/90                                   11,649               12,198             12,580
05/31/90                                   12,006               12,571             12,936
06/30/90                                   12,121               12,692             13,063
07/31/90                                   12,352               12,934             13,293
08/31/90                                   12,044               12,611             12,977
09/30/90                                   12,026               12,593             12,957
10/31/90                                   12,330               12,911             13,231
11/30/90                                   12,618               13,213             13,566
12/31/90                                   12,664               13,261             13,626
01/31/91                                   12,857               13,462             13,809
02/28/91                                   12,896               13,504             13,906
03/31/91                                   12,867               13,473             13,939
04/30/91                                   13,067               13,682             14,155
05/31/91                                   13,194               13,816             14,322
06/30/91                                   13,130               13,749             14,295
07/31/91                                   13,332               13,960             14,516
08/31/91                                   13,515               14,152             14,724
09/30/91                                   13,761               14,410             14,938
10/31/91                                   13,910               14,565             15,094
11/30/91                                   13,832               14,484             15,112
12/31/91                                   14,254               14,925             15,472
01/31/92                                   14,205               14,874             15,463
02/28/92                                   14,208               14,878             15,487
03/31/92                                   14,209               14,879             15,526
04/30/92                                   14,313               14,988             15,674
05/31/92                                   14,530               15,214             15,904
06/30/92                                   14,815               15,513             16,211
07/31/92                                   15,316               16,037             16,806
08/31/92                                   15,022               15,730             16,580
09/30/92                                   15,130               15,843             16,654
10/31/92                                   14,710               15,403             16,376
11/30/92                                   15,193               15,908             16,837
12/31/92                                   15,393               16,119             17,055
01/31/93                                   15,554               16,287             17,216
02/28/93                                   16,259               17,025             18,017
03/31/93                                   16,040               16,795             17,800
04/30/93                                   16,275               17,042             18,043
05/31/93                                   16,342               17,112             18,192
06/30/93                                   16,647               17,431             18,535
07/31/93                                   16,626               17,409             18,553
08/31/93                                   17,093               17,898             19,028
09/30/93                                   17,300               18,115             19,293
10/31/93                                   17,301               18,116             19,329
11/30/93                                   17,032               17,834             19,095
12/31/93                                   17,430               18,251             19,588
01/31/94                                   17,690               18,523             19,819
02/28/94                                   17,225               18,036             19,163
03/31/94                                   16,356               17,126             18,019
04/30/94                                   16,297               17,065             18,158
05/31/94                                   16,449               17,224             18,370
06/30/94                                   16,291               17,059             18,150
07/31/94                                   16,669               17,454             18,616
08/31/94                                   16,664               17,449             18,655
09/30/94                                   16,241               17,006             18,223
10/31/94                                   15,848               16,595             17,663
11/30/94                                   15,555               16,288             17,197
12/31/94                                   15,827               16,572             17,807
01/31/95                                   16,553               17,333             18,590
02/28/95                                   17,362               18,180             19,348
03/31/95                                   17,503               18,327             19,581
04/30/95                                   17,425               18,246             19,571
05/31/95                                   18,408               19,275             20,404
06/30/95                                   17,845               18,685             20,028
07/31/95                                   17,925               18,769             20,131
08/31/95                                   18,207               19,064             20,415
09/30/95                                   18,347               19,212             20,575
10/31/95                                   18,835               19,723             21,073
11/30/95                                   19,527               20,447             21,616
12/31/95                                   19,964               20,904             21,953
01/31/96                                   19,892               20,829             22,048
02/28/96                                   19,639               20,564             21,779
03/31/96                                   19,055               19,953             21,380
04/30/96                                   18,885               19,775             21,295
05/31/96                                   18,903               19,794             21,305
06/30/96                                   19,274               20,182             21,633
07/31/96                                   19,494               20,413             21,847
08/31/96                                   19,446               20,362             21,819
09/30/96                                   19,912               20,850             22,303
10/31/96                                   20,157               21,094             22,576
11/30/96                                   20,700               21,632             23,061
12/31/96                                   20,475               21,383             22,923
01/31/97                                   20,255               21,140             22,877
02/28/97                                   20,488               21,372             23,124
03/31/97                                   20,030               20,881             22,724
04/30/97                                   20,333               21,184             22,992
05/31/97                                   20,720               21,575             23,438
06/30/97                                   21,028               21,876             23,738
07/31/97                                   22,123               22,984             24,602
08/31/97                                   21,632               22,478             24,275
09/30/97                                   21,927               22,771             24,624
10/31/97                                   22,112               22,948             24,836
11/30/97                                   22,326               23,157             25,057
12/31/97                                   22,786               23,619             25,516

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
  AS A PERCENT OF NET ASSETS
AAA:                                  49%
AA:                                    9%
A:                                    22%
BBB:                                  15%
Not Rated:                             4%
Cash & Other:                          1%

California as they were in great demand by other large bond funds seeking to use them to restructure their portfolios more aggressively.

/s/ Stephen C. Bauer
Stephen C. Bauer
-------------------------------
Steve C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE TYPE OF BONDS                                         NET ASSETS
-------------------------------------------------------------------------
Local General Obligation--Limited Tax ............................... 16%
Lease Rental ......................................................... 13
Electric Utilities--Commbination ..................................... 10
Toll Road ............................................................ 10
Hospital ............................................................. 10

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.10%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.53%
 WEIGHTED AVERAGE MATURITY ......................................... 24.5 YEARS

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency ................... 5.3%
Los Angeles County Sanitation District Financing Authority .......... 5.0
Pittsburg Redevelopment Agency ...................................... 4.6
San Gabriel Valley School Finance Aurhority Revenue Unified School
  District .......................................................... 4.5
Foothill/Eastern Transportation Corridor Agency ..................... 4.4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 98.1%

ALABAMA - 1.8%
       $ 2,000   Alabama Special Care Facility Financial Authority
                 5.00%, due 11/01/25 ................................ $ 1,902
         1,310   Board of Trustees Alabama Agriculture and Mechanical
                 University Revenue
                 5.50%, due 11/01/20 [MBIA] ........................... 1,348
         1,000   Citronelle Industrial Development Board Pollution Control
                 Revenue
                 8.00%, due 12/01/12 .................................. 1,094
         4,250   Jefferson County Alabama Sewer Revenue
                 8.00%, due 12/01/12 .................................. 4,479

ALASKA - 4.3%
                 Alaska Housing Finance Corp. Veterans Mortgage Program
           595   6.50%, due 6/01/31 ..................................... 613
        17,000   5.00%, due 12/01/18 ................................. 16,215
         5,000   City of Valdez, Alaska Marine Terminal Revenue Refunding
                 Bonds (BP Pipelines (Alaska) Inc. Project) Series 1993B
                 5.50%, due 10/01/28 .................................. 5,028

ARIZONA - 1.8%
         9,800   Phoenix Civic Improvement Corp. Wastewater System Lease
                 Revenue
                 4.75%, due 7/01/23 [MBIA] ............................ 9,168

CALIFORNIA - 20.5%
         1,500   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 1,409
         2,500   Los Angeles County Certificates of Participation (Disney
                 Parking Project)
                 5.50%, due 9/01/21 ................................... 2,507

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $13,000   Los Angeles Department of Water and Power Electric Plant
                 Revenue
                 5.25%, due 11/15/26 ................................ $12,885
         5,000   Los Angeles Wastewater System Revenue
                 4.70%, due 11/01/19 [FGIC] ........................... 4,719
         2,200   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.75%, due 3/01/14 ................................... 2,241
         5,250   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 ................................... 5,250
                 Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
        11,995   5.80%, due 8/01/34 [FSA] ............................ 13,094
         6,400   4.625%, due 8/01/21 [AMBAC] .......................... 5,944
         1,000   Redding Joint Powers Financing Solid Waste and Corporation
                 Yard Revenue
                 5.00%, due 1/01/23 ..................................... 947
         8,750   Sacramento County Sanitation District Finance Authority
                 4.75%, due 12/01/23 .................................. 8,169
         3,600   San Francisco Airport Commission Sewer Revenue
                 6.00%, due 5/01/25 [FGIC] ............................ 3,876
         1,700   San Francisco Redevelopment Financing Authority Tax
                 Allocation Revenue
                 4.75%, due 8/01/18 [FGIC] ............................ 1,620
         8,010   San Joaquin County Public Facilities Financing Corp.
                 Certificates of Participation Capital Facilities Project
                 4.75%, due 11/15/19
                 [MBIA] ............................................... 7,602

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $25,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 ................................. $23,698
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
         4,085   #5.50%, due 7/01/20 (Prerefunded 7/01/00 @ 100) ...... 4,239
         3,165   5.50%, due 7/01/20 ................................... 3,176
         2,200   Southern California Public Power Authority Power Project
                 Revenue (Palo Verde Project)
                 5.00%, due 7/01/17 ................................... 2,141

COLORADO - 0.3%
         1,000   Colorado Housing Finance Authority Multi-Family Mortgage
                 Revenue
                 8.30%, due 10/01/23 .................................. 1,107
           235   Colorado Housing Finance Authority Single Family Residential
                 Housing Revenue
                 8.75%, due 9/01/17 ..................................... 241

FLORIDA - 1.7%
         3,000   Florida Board of Education General Obligation
                 5.00%, due 6/01/24 ................................... 2,918
         2,750   Mid-Bay Bridge Authority Revenue
                 6.10%, due 10/01/22 .................................. 2,876
         3,000   Orlando Utility Commission Water and Electric Revenue
                 5.00%, due 10/01/23 .................................. 2,886

GEORGIA - 3.2%
         6,750   Atlanta Water and Sewerage Revenue
                 4.50%, due 1/01/18 ................................... 6,206
         4,000   Cobb County Kennestone Hospital Authority Revenue
                 5.00%, due 4/01/24 [MBIA] ............................ 3,864
         5,000   Municipal Electric Authority Project One Special Obligation
                 Fourth Crossover Series
                 6.50%, due 1/01/20 ................................... 5,839
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

ILLINOIS - 7.0%
       $ 5,500   Illinois Dedicated Tax Revenue (Civic Center)
                 7.00%, due 12/15/10 [AMBAC] ........................ $ 5,997
        17,500   Illinois Educational Facilities Authority Adjustable Demand
                 Revenue (University of Chicago)
                 5.70%, due 12/01/25 ................................. 18,027
         5,000   Metropolitan Pier and Exposition Authority McCormick Place
                 Convention Complex Hospitality Facilities Revenue
                 7.00%, due 7/01/26 ................................... 6,132
         4,770   University of Illinois Auxiliary Facilities System Revenue
                 5.75%, due 4/01/22 ................................... 4,955

INDIANA - 5.3%
           200   Beech Grove Economic Development Revenue (Westvaco Corp.)
                 8.75%, due 7/01/10 ..................................... 204
        11,000   #East Chicago Elementary School Building Corp. First
                 Mortgage
                 7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102) ...... 12,529
         7,715   Hammond Multi-School Building Corp. First Mortgage Revenue
                 6.20%, due 7/10/15 ................................... 8,239
         6,450   Indianapolis Gas Utility System Revenue
                 4.00%, due 6/01/11 [FGIC] ............................ 5,938

MARYLAND - 2.0%
         5,125   Baltimore Project and Revenue (Water Projects)
                 5.00%, due 7/01/24 [FGIC] ............................ 5,166
         5,000   Maryland Health and Higher Educational Facilities Authority
                 Revenue (University of Maryland Medical System)
                 4.75%, due 7/01/23 [FGIC] ............................ 4,731

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MASSACHUSETTS - 2.5%
        $5,140   Massachusetts Housing Finance Agency (Rental Housing and
                 Mortgage Revenue)
                 6.20%, due 7/01/38 [AMBAC] .......................... $5,456
                 Massachusetts Water Resources Authority General Revenue
         4,500   6.00%, due 4/01/20 ................................... 4,691
         2,500   4.75%, due 12/01/23 .................................. 2,297

MICHIGAN - 1.4%
         5,250   Detroit Water Supply System Revenue
                 4.75%, due 7/01/19 [FGIC] ............................ 4,985
         2,000   University of Michigan Hospital Revenue
                 6.375%, due 12/01/24 ................................. 2,086

MISSOURI - 1.0%
         5,000   The Curators of the University of Missouri System Facilities
                 Revenue Bonds Series 1997
                 5.80%, due 11/01/27 .................................. 5,275

NEW JERSEY - 0.3%
         1,465   #New Jersey Turnpike Authority Revenue
                 10.375%, due 1/01/03 (Escrowed to Maturity) .......... 1,704

NEW MEXICO - 0.5%
         2,500   Farmington Collateralized Pollution Control Revenue (Tucson
                 Gas and Electric Co.)
                 6.10%, due 1/01/08 ................................... 2,501

NEW YORK - 6.8%
                 New York City Municipal Water Finance Authority Water and
                 Sewer System Revenue
         2,205   6.00%, due 6/15/19 [FGIC] ............................ 2,272
         2,100   5.00%, due 6/15/17 [FGIC] ............................ 2,077
                 New York Dormitory Authority State University Educational
                 Facilities Revenue
         4,400   7.50%, due 5/15/11 ................................... 5,414
         5,250   7.50%, due 5/15/13 ................................... 6,639
         5,500   5.25%, due 5/15/15 ................................... 5,645
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
NEW YORK (CONTINUED)
       $ 1,500   5.00%, due 7/01/15 ................................. $ 1,476
         4,000   #New York Local Government Assistance Corp.
                 7.00%, due 4/01/21 (Prerefunded 4/01/01 @ 100) ....... 4,357
         6,500   New York State Urban Development Corporation Correctional
                 Facilities Revenue Bonds Series 6
                 5.375%, due 1/01/25 .................................. 6,440

NORTH CAROLINA - 2.3%
        11,000   North Carolina Eastern Municipal Power Agency Power System
                 Revenue
                 6.00%, due 1/01/22 .................................. 11,805

OKLAHOMA - 1.3%
         5,590   McGee Creek Authority Water Revenue
                 6.00%, due 1/01/23 [MBIA] ............................ 6,374

PENNSYLVANIA - 3.9%
         5,000   Centre County University Area Joint Authority Sewer Revenue
                 4.75%, due 11/01/20
                 [MBIA] ............................................... 4,733
         6,000   #Pennsylvania Intergovernmental Cooperative Authority
                 Special Tax Revenue (City of Philadelphia)
                 6.80%, due 6/15/22 (Prerefunded 6/15/02 @ 100) ....... 6,632
         7,415   #Philadelphia Water and Sewer Revenue
                 7.00%, due 8/01/18 (Prerefunded 8/01/01 @100) ........ 8,124

SOUTH CAROLINA - 5.5%
        10,250   Charleston County Hospital Facility Revenue
                 5.00%, due 10/01/22
                 [MBIA] ............................................... 9,883
         1,040   Charleston County Pollution Control Facilities Revenue
                 5.90%, due 8/01/03 ................................... 1,041

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
SOUTH CAROLINA (CONTINUED)
       $ 5,500   Pickens County and Richland County Hospital Revenue
                 5.75%, due 8/01/21 [AMBAC] ......................... $ 5,648
                 South Carolina Public Service Authority Power Supply Revenue
         1,395   5.70%, due 7/01/08 ................................... 1,397
        10,000   5.125%, due 1/01/32 .................................. 9,726

TEXAS - 6.9%
        10,000   Austin Combined Utility System Revenue
                 12.50%, due 11/15/07 [MBIA] ......................... 16,152
                 Austin Water, Sewer and Electric Revenue
         4,195   14.00%, due 11/15/01 ................................. 5,070
            80   14.00%, due 11/15/01 .................................... 97
            75   14.00%, due 11/15/01 .................................... 81
         2,000   City of Houston, Texas Water and Sewer System Junior Lien
                 Revenue Bonds, Series 1997C
                 5.375%, due 12/01/27
                 [FGIC] ............................................... 2,029
         1,600   #Coastal Industrial Water Authority Water Revenue
                 5.50%, due 12/15/09 (Escrowed to Maturity) ........... 1,655
         2,260   Texas Municipal Power Agency Revenue
                 5.50%, due 9/01/13 [FGIC] ............................ 2,261
         7,500   Waco Texas Health Facilities Development Corp. Hospital
                 Revenue
                 5.00%, due 11/01/25 .................................. 7,248

UTAH - 0.9%
                 Intermountain Power Agency Special Obligation First
                 Crossover Series
         1,900   6.00%, due 7/01/23 ................................... 1,922
         2,750   5.00%, due 7/01/16 ................................... 2,653
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

VIRGINIA - 0.2%
        $1,110   #Richmond Metropolitan Expressway Authority Revenue
                 5.60%, due 1/15/13 .................................. $1,163

WASHINGTON - 12.7%
         7,000   CDP King County III Lease Revenue Bonds, 1997 (King Street
                 Center Project)
                 5.25%, due 6/01/26 [MBIA] ............................ 6,969
                 Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue
         5,055   8.75%, due 9/01/18 ................................... 6,658
         2,200   8.75%, due 9/01/18 ................................... 2,968
         2,500   Everett School District #2 Snohomish County Unlimited Tax
                 General Obligation
                 6.20%, due 12/01/12 [MBIA] ........................... 2,743
         2,200   King County Housing Authority Pooled Housing Refunding
                 Revenue
                 6.80%, due 3/01/26 ................................... 2,342
         1,650   King County Limited Tax General Obligation (Various Purpose)
                 4.75%, due 1/01/19 ................................... 1,552
         2,255   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.50%, due 9/01/17 [AMBAC] ........................... 2,281
         4,800   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................. 4,983
         4,000   Port of Seattle Revenue
                 6.00%, due 12/01/14 .................................. 4,126
         2,944   Seattle Housing Authority Washington Low Income Housing
                 Revenue Mt Zion Project
                 6.60%, due 8/20/38 ................................... 3,222
         3,000   Washington Health Care Facilities Authority Revenue (Fred
                 Hutchinson Cancer Research Center)
                 7.375%, due 1/01/18 .................................. 3,294

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
        $6,350   Washington Health Care Facilities Authority Revenue (Yakima
                 Valley Memorial Hospital Association)
                 7.25%, due 1/01/21 .................................. $7,012
         8,500   Washington Public Power Supply System Nuclear Project #1
                 Revenue
                 6.00%, due 7/01/17 ................................... 8,882
         4,000   Washington Public Power Supply System Nuclear Project #2
                 Revenue
                 6.30%, due 7/01/12 ................................... 4,556
         2,610   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 5.50%, due 7/01/18 [AMBAC] ........................... 2,615
WISCONSIN - 0.2%
         1,000   Wisconsin Health and Education Facilities Authority Revenue
                 6.00%, due 10/01/12
                 [MBIA] ............................................... 1,020
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

WYOMING - 3.7%
       $18,375   Wyoming Community Development Authority Housing Revenue
                 5.60%, due 6/01/29
                 [MBIA] ............................................ $ 18,870
                                                                       ------
TOTAL BONDS ......................................................... 494,321
                                                                       ------
TEMPORARY INVESTMENTS - 0.7%
$3,330 FEDERATED TAX-EXEMPT MONEY MARKET FUND, INC. ................... 3,330
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 3,330
                                                                       ------
TOTAL INVESTMENTS - 98.8% ........................................... 497,651
Other Assets, less Liabilities ........................................ 6,187
                                                                       ------
NET ASSETS ......................................................... $503,838
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA].......................      17.6%
Financial Guaranty Insurance Corp.
[FGIC].............................        7.9
AMBAC Indemnity Corp. [AMBAC]......        5.5
Financial Security Assurance, Inc.
[FSA]..............................        2.6
                                          ----
                                         33.6%
                                          ----
                                          ----

# Prerefunded bond are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 97.4%

        $2,250   California Health Facilities Financing Authority Insured
                 Health Facility Refunding Revenue Bonds (Catholic Health
                 Care West)
                 4.75%, due 7/01/19 [MBIA] ........................... $2,134
         3,715   California Statewide Communities Development Authority
                 Certificates of Participation (Childrens Hospital of Los
                 Angeles)
                 4.75%, due 6/01/21 [MBIA] ............................ 3,504
         2,750   California Statewide Communities Development Authority
                 Certificates of Participation (The Trustees of The J. Paul
                 Getty Trust)
                 5.00%, due 10/01/23 .................................. 2,676
            20   Concord Redevelopment Agency Tax Allocation Central Concord
                 Redevelopment Project
                 8.00%, due 7/01/18 [BIG] ................................ 21
         3,750   Culver City Redevelopment Financing Authority Tax Allocation
                 Revenue
                 4.60%, due 11/01/20 [AMBAC] .......................... 3,475
         4,195   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 3,940
           670   Inglewood Insured Hospital Revenue (Daniel Freeman Hospital)
                 6.75%, due 5/01/13 ..................................... 721
                 Los Angeles Convention and Exhibition Center Authority
                 Certificates of Participation
         1,200   #9.00%, due 12/01/20
                 (Prerefunded 12/01/05 @ 100) ......................... 1,580
         3,300   5.125%, due 8/15/21 [MBIA] ........................... 3,249

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $4,500   Los Angeles County Sanitation District Financing Authority
                 Revenue (Capital Projects)
                 5.25%, due 10/01/19 ................................. $4,488
         3,800   Los Angeles Department of Water and Power Waterworks Revenue
                 4.75%, due 11/15/19 [FGIC] ........................... 3,611
         2,000   Los Angeles Wastewater System Revenue
                 4.70%, due 11/01/17 [FGIC] ........................... 1,898
         3,585   Metropolitan Transportation Authority Transit Facilities
                 Service Contract Revenue
                 5.00%, due 07/01/37 .................................. 3,471
         2,500   Northern California Power Agency Geothermal Project Review
                 5.00%, due 07/01/09 .................................. 2,500
         2,350   Palomar Pomerado Health System California Insured Revenue
                 Service
                 4.75%, due 11/01/23 [MBIA] ........................... 2,200
         4,435   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 4.625%, due 8/01/21 [AMBAC] .......................... 4,119
                 Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
         1,640   6.20%, due 9/02/17 ................................... 1,721
         1,855   6.15%, due 9/02/12 ................................... 1,984
         3,900   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 3,692
         2,000   Riverside County Certificates of Participation (Capital
                 Projects)
                 6.125%, due 11/01/21 ................................. 2,179
         3,000   Sacramento Municipal Utility District Electric Revenue
                 4.75%, due 9/01/21 [MBIA] ............................ 2,837

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $2,500   San Bernardino County Certificates of Participation
                 5.50%, due 8/01/24 .................................. $2,512
         1,750   San Diego Public Facilities Financing Authority Sewer
                 Revenue
                 5.25%, due 5/15/20 ................................... 1,732
         4,000   San Gabriel Valley School Finance Authority Revenue Pamona
                 Unified School District
                 5.50%, due 2/01/24 ................................... 4,032
         5,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 ................................... 4,741
         4,000   San Jose Redevelopment Agency
                 4.75%, due 8/01/22 ................................... 3,684
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
         2,665   #5.50%, due 7/01/20
                 (Prerefunded 7/01/00 @ 100) .......................... 2,766
         1,335   5.50%, due 7/01/20 ................................... 1,340
         1,000   Southern California Public Power Authority Power Project
                 Revenue (Transportation Project)
                 4.75%, due 7/01/23 [MBIA] .............................. 944
           940   Stanislaus Waste-to-Energy Financing Agency Solid Waste
                 Facility Revenue
                 7.625%, due 1/01/10 .................................. 1,007
                 State of California General Obligation Bonds
         2,500   5.625%, due 09/01/24 ................................. 2,594
         1,075   5.625%, due 10/01/23 [FGIC] .......................... 1,121
         2,595   The City of Palm Desert California Financing Authority Tax
                 Allocation Refunding Revenue Bonds (Project Area Number 1)
                 5.625%, due 04/01/23 [MBIA] .......................... 2,710
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $1,940   University of California
                 5.00%, due 9/01/23
                 [AMBAC] ............................................. $1,883
                                                                        -----
TOTAL BONDS .......................................................... 87,066
                                                                        -----

TEMPORARY INVESTMENTS - 1.1%

INVESTMENT COMPANIES:
          $963   SEI Tax Exempt Trust Institutional Tax Free Portfolio ...963
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 963
                                                                        -----
TOTAL INVESTMENTS - 98.5% ............................................ 88,029
Other Assets, less Liabilities ........................................ 1,311
                                                                        -----
NET ASSETS .......................................................... $89,340
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description.The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA]........................       19.7%
AMBAC Indemnity Corp. [AMBAC].......       10.9
Financial Guaranty Insured Corp.
[FGIC]..............................        7.4
                                           ----
                                           38.0%
                                           ----
                                           ----

# Prerefunded bond are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended 1997, the SAFECO Washington State Municipal Bond
Fund returned 8.64% for Class A shares and 7.75% for Class B shares, not including the effects of sales charges, which was slightly below the 8.68% average for single state municipal debt funds according to Lipper Analytical Services. The Lehman long municipal index returned 11.31%.
                          [PHOTO OF BEVERLY R. DENNY]

   My investment strategy is to buy and hold low-coupon, long-term bonds with maturities of 20 years or more. Finding Washington bonds with this structure can be difficult, since many Washington state issuers structure their bonds with shorter maturities and with coupons at current interest rates.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PERFORMANCE
    OVERVIEW--CLASS A
   AND CLASS B SHARES
  AVERAGE ANNUAL TOTAL
       RETURN FOR
    THE PERIODS ENDED
    DECEMBER 31, 1997                                              WITH SALES CHARGE                         WITHOUT SALES CHARGE
                                                                         SINCE                                       SINCE
                                 1 YEAR              5 YEAR            INCEPTION*       1 YEAR     5 YEAR         INCEPTION*
Class A                                 3.75%               5.02%               8.64%      6.05%
Class B                                 2.75%               5.52%               7.75%      5.86%
                                       SAFECO              SAFECO
                             Washington State    Washington State     Lehman Brothers
Investment Value               Muni Bond Fund      Muni Bond Fund           Long Muni
With Sales Charge                     Class A             Class B          Bond Index
03/31/93                                9,550              10,000              10,000
04/30/93                                9,612              10,065              10,137
05/31/93                                9,652              10,107              10,221
06/30/93                                9,885              10,351              10,413
07/31/93                                9,854              10,319              10,423
08/31/93                               10,123              10,600              10,690
09/30/93                               10,240              10,723              10,839
10/31/93                               10,259              10,742              10,859
11/30/93                               10,098              10,573              10,728
12/31/93                               10,303              10,788              11,005
01/31/94                               10,463              10,956              11,135
02/28/94                               10,104              10,581              10,766
03/31/94                                9,539               9,988              10,123
04/30/94                                9,584              10,035              10,201
05/31/94                                9,719              10,177              10,321
06/30/94                                9,553              10,003              10,197
07/31/94                                9,794              10,255              10,459
08/31/94                                9,759              10,219              10,481
09/30/94                                9,522               9,971              10,238
10/31/94                                9,268               9,705               9,923
11/30/94                                9,051               9,478               9,661
12/31/94                                9,412               9,855              10,004
01/31/95                                9,796              10,258              10,444
02/28/95                               10,166              10,645              10,870
03/31/95                               10,219              10,701              11,000
04/30/95                               10,189              10,669              10,995
05/31/95                               10,601              11,100              11,463
06/30/95                               10,408              10,899              11,252
07/31/95                               10,472              10,965              11,310
08/31/95                               10,607              11,107              11,469
09/30/95                               10,682              11,185              11,559
10/31/95                               10,914              11,428              11,839
11/30/95                               11,166              11,692              12,144
12/31/95                               11,284              11,816              12,333
01/31/96                               11,330              11,864              12,386
02/28/96                               11,225              11,754              12,235
03/31/96                               11,009              11,528              12,011
04/30/96                               10,949              11,465              11,963
05/31/96                               10,971              11,488              11,969
06/30/96                               11,098              11,621              12,154
07/31/96                               11,210              11,739              12,274
08/31/96                               11,178              11,705              12,258
09/30/96                               11,397              11,934              12,530
10/31/96                               11,494              12,028              12,683
11/30/96                               11,700              12,247              12,956
12/31/96                               11,619              12,166              12,878
01/31/97                               11,551              12,087              12,852
02/28/97                               11,661              12,183              12,991
03/31/97                               11,459              11,976              12,766
04/30/97                               11,603              12,118              12,917
05/31/97                               11,791              12,293              13,168
06/30/97                               11,915              12,414              13,336
07/31/97                               12,320              12,827              13,822
08/31/97                               12,157              12,661              13,638
09/30/97                               12,305              12,795              13,834
10/31/97                               12,372              12,867              13,953
11/30/97                               12,448              12,938              14,077
12/31/97                               12,622              12,909              14,335
*The Fund's inception was
March 18, 1993.
Graph and average annual
return comparison
begins March 31, 1993.

 The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

 The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE WASHINGTON MUNICIPAL BOND FUND MANAGER

   To stay fully invested, I sometimes buy bonds with different structures if I believe them to be a good value. An example would be the Seattle Housing Authority Low Income Housing Bonds 6.6% coupon, maturing in 2038. The high coupon (6.6%) is not a typical purchase, but the long maturity made it more acceptable.
   Falling interest rates during the last half of the year caused many of the fund's higher coupon holdings to be priced to their call dates instead of maturity date, effectively shortening the maturity of the portfolio. To help offset this, I bought the longest maturity (2022) issued by Washington Higher Education for Gonzaga University. I believe these bonds represent value in the market given the rarity of the discount coupon, at 4.75%, and the long maturity.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    S&P CREDIT RATING
      DISTRIBUTION
   AS A PERCENT OF NET
         ASSETS
AAA                              58%
AA                               14%
A                                20%
Not Rated                         9%
Cash & Other                     -1%

   I will continue to seek to buy bonds at a "good price." By this I mean a price that is lower than where it normally trades relative to how other municipal bonds are trading.

   /s/ Beverly R. Denny
Beverly R. Denny
-------------------------------

Beverly R. Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/ economics from Babson College. She is a Chartered Financial Analyst.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE TYPE OF BONDS                                          NET ASSETS
----------------------------------------------------------------------------
Hospital ............................................................... 14%
Local General Obligation - Limited Tax .................................. 13
Housing - Uninsured ..................................................... 11
Utilities - Water ........................................................ 9
Local General Obligation - Unlimited Tax ................................. 8

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.91%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.28%
 WEIGHTED AVERAGE MATURITY ......................................... 22.0 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
City of Renton Limited Tax General
  Obligation Series B ................................................. 4.7%
Snohomish County Public Utility
  District #1 .......................................................... 4.5
Grant County Public Utility District #2 ................................ 4.3
Snohomish County Unlimited Tax
  Obligation Everett School District #2 ................................ 4.2
Washington State Higher Education
  Facilities Authority ................................................. 4.2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 101.6%

          $350   City of Renton, Washington Limited Tax General Obligation
                 Bonds, 1997B
                 5.75%, due 12/01/17 [MBIA] ............................ $371
           100   City of Tacoma, Washington Sold Waste Utilities Revenue
                 Refunding Bonds, 1997B
                 5.50%, due 12/01/19 [AMBAC] ............................ 103
           315   Grant County Public Utility District #2 Wanapum
                 Hydroelectric Revenue
                 6.375%, due 1/01/23 .................................... 336
           100   Kent Limited Tax General Obligation
                 5.75%, due 12/01/26 [MBIA] ............................. 106
           300   King County Housing Authority Pooled Housing Refunding
                 Revenue
                 6.80%, due 3/01/26 ..................................... 319
           250   King County Limited Tax General Obligation (Various
                 Purposes) 4.75%, due 1/01/19 ........................... 235
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center) 5.50%, due 9/01/17
                 [AMBAC] ................................................ 202
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center) 5.25%, due 9/01/15
                 [AMBAC] ................................................ 201
           100   King County School District #415 (Kent) Unlimited Tax
                 General Obligation
                 6.45%, due 12/01/12 .................................... 111
           200   Kitsap County School District #401 (Central Kitsap)
                 Unlimited Tax General Obligation
                 5.50%, due 12/01/11 .................................... 209
           100   Kitsap County, Sewer Revenue 5.75%, due 7/01/16
                 [MBIA] ................................................. 106

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $250   Klickitat County Public Utility District #1 Electric Revenue
                 5.75%, due 10/01/27 [FGIC] ............................ $262
           100   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................... 104
           100   Port of Seattle Revenue
                 6.00%, due 12/01/14 .................................... 103
           300   Renton Water and Sewer Improvement Revenue
                 5.375%, due 4/01/13 [MBIA] ............................. 305
           175   Seattle Drainage and Wastewater Utility Improvement Revenue
                 5.25%, due 12/01/25 [MBIA] ............................. 175
           250   Seattle Housing Authority Low Income Housing Revenue (Mt
                 Zion Project)
                 6.60%, due 8/20/38 ..................................... 274
           200   Seattle Metro Municipality Limited General Obligation 5.65%,
                 due 1/01/20 ............................................ 206
           200   Seattle Metro Sewer Revenue 6.30%, due 1/01/33 [MBIA] ...218
           200   Seattle Water System Revenue 5.25%, due 12/01/23 ....... 199
           350   Snohomish County Public Utility District #1 Generation
                 System Revenue
                 5.50%, due 1/01/20 [FGIC] .............................. 355
           300   Snohomish County Unlimited Tax General Obligation Everett
                 School District #2
                 6.20%, due 12/01/12 [MBIA] ............................. 329
           250   Spokane Regional Solid Waste Management System Revenue
                 6.25%, due 12/01/11 [AMBAC] ............................ 272
           200   State of Washington Various Purpose General Obligation
                 Bonds, Series 1997C
                 5.25%, due 1/01/19 ..................................... 201

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $250   Tacoma Water System Revenue 5.50%, due 12/01/13 ....... $258
           200   Tukwila Limited Tax General Obligation
                 5.90%, due 1/01/14 ..................................... 213
           100   Washington Certificates of Participation (State Office
                 Building Project)
                 6.00%, due 4/01/12 ..................................... 105
           200   Washington Health Care Facilities Authority Revenue
                 (Franciscan Health System/St. Joseph Hospital and Health
                 Care Center, Tacoma)
                 5.625%, due 1/01/13 [MBIA] ............................. 208
           150   Washington Health Care Facilities Authority Revenue (Grays
                 Harbor Medical Center) 5.90%, due 7/01/23 .............. 157
           200   Washington Health Care Facilities Authority Revenue
                 (Northwest Hospital, Seattle)
                 5.75%, due 11/15/23 [AMBAC] ............................ 207
           100   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical Center)
                 6.30%, due 11/15/22 [AMBAC] ............................ 109
           350   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Gonzaga University Project)
                 4.75%, due 4/01/22 ..................................... 329
           250   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Pacific Lutheran University Project)
                 5.70%, due 11/01/26 .................................... 261
           120   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 5.50%, due 7/01/18 [AMBAC] ............................. 120
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $250   Washington State Housing Finance Commission Revenue (Horizon
                 House Project)
                 6.125%, due 7/01/27 [MBIA] ........................... $ 262
           250   Whatcom County Limited Tax General Obligation
                 5.75%, due 12/01/12 .................................... 261
           200   Yakima-Tieton Irrigation District Revenue
                 6.20%, due 6/01/19 [FSA] ............................... 218
                                                                         ----
TOTAL BONDS ........................................................... 8,010
                                                                         ----

TEMPORARY INVESTMENTS - 1.6%
           127   Federated Tax-Exempt Money Market Fund, Inc. ........... 127
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 127
                                                                         ----
TOTAL INVESTMENTS - 103.2% ............................................ 8,137
Liabilities, less Other Assets ........................................ (250)
                                                                         ----
NET ASSETS ........................................................... $7,887
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description.The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA].............      26.4%
AMBAC Indemnity Corp. [AMBAC]......       15.4
Financial Guaranty Insurance Corp.
[FGIC].............................        7.8
Financial Security Assurance, Inc.
[FSA]..............................        2.8
                                          ----
                                         52.4%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In the year ending December 31, 1997, the SAFECO Money Market Fund returned 4.97% for Class A shares and 4.94% for Class B shares, not including the effects of sales charges, while the average money market returned 4.90%, according to Lipper Analytical Services. At year end, the Fund's seven day yield was 4.95% for Class A shares and 4.99% for Class B shares. The money market fund yields are very attractive compared to the Consumer Price Index that rose 1.70% for the 12 months ended December 31, 1997.
                             [PHOTO OF NAOMI URATA]

   Early in 1997, 90-day commercial paper rates fell from 5.30% to 5.20% in March, when the Federal Reserve raised short-term interest rates. Since that time, rates have traded in a ranges between 5.45% and 5.72%, ending the year at 5.57%. The yield curve (interest rates for various maturities) out to one year remained flat throughout the period, reflecting the market's view of very little risk of inflation and very steady rates going forward.
   Recently, I invested in U.S. agency securities, commercial paper issued by top tier corporations, bank notes, medium-term notes, certificates of deposit, taxable municipal bonds and an asset-backed student loan trust--a broad range of assets to seek the best return for our money market investors. Seven securities have a rate that floats so investors can benefit from higher yields if short-term rates rise. For example, I added a Merrill Lynch & Co. floating rate note based on the prime rate. This security has an attractive current rate and should continue to perform well. Banks are slower to lower their prime rates in a falling rate environment and quicker to raise rates in a rising rate environment.
   I extended the seven-day weighted average maturity of the Fund from 36 days at January 1, 1997 to 83 days at year end. I accomplished this by adding several pieces of one-year paper with attractive yields, including Abbey National, a British bank, with a 5.88% yield and Bayerische Landesbank, a German bank, with a 5.81% yield.
   It appears that the Federal Reserve will not raise interest rates in the next few months as

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE MONEY MARKET MANAGER
previously thought because inflation has remained low. Oil prices are down due to greater supplies from OPEC and other countries. The Asian financial turmoil is expected to reduce demand, keeping prices low. The dollar has increased in value against Southeast Asian currencies, lowering the cost of imports. As a result, economists are beginning to think that the next move by the Fed may be an ease or lowering of interest rates in 1998. The timing is uncertain. I will continue to keep a longer average maturity to retain higher yielding assets in the fund as long as possible.

/s/ Naomi Urata
Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

                                   HIGHLIGHTS
-------------------------------

 7-DAY WEIGHTED AVERAGE MATURITY ...................................... 83 DAYS
 TOTAL RETURN (1 YEAR) CLASS-A .......................................... 4.97%
 TOTAL RETURN (1 YEAR) CLASS-B .......................................... 4.94%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMERCIAL PAPER, BANK NOTES, CERTIFICATES OF DEPOSITS AND FLOATING RATE
NOTES - 97.2%

ASSET BACKED - 4.6%
        $4,100   Ciesco L.P.
                 5.68%, due 1/27/98 .................................. $4,083
         4,000   #Receivables Capital Corp. 4(2)
                 5.88%, due 1/26/98 ................................... 3,984

BANKS - DOMESTIC - 13.5%
                 BankBoston N.A. BN
         5,000   5.90%, due 7/23/98 ................................... 5,000
         3,000   5.84%, due 8/05/98 ................................... 3,000
         8,000   Bankers Trust CD
                 5.91%, due 8/07/98 ................................... 7,998
         8,000   U.S. Bank N.A. BN
                 5.83%, due 10/21/98 .................................. 7,996

BANKS - FOREIGN - 14.7%
         8,000   Abbey National Bank
                 5.875%, due 12/22/98 ................................. 7,995
         8,100   Bayerische Lands Bank
                 5.81%, due 12/17/98 .................................. 8,095
         5,000   National Bank of Canada
                 6.15%, due 5/15/98 ................................... 5,000
         5,000   Societe Generale, NY
                 6.35%, due 4/15/98 ................................... 5,001

CHEMICALS - 2.2%
         4,000   Formosa Plastic
                 5.82%, due 2/27/98 ................................... 3,963

CONGLOMERATES - 2.2%
         4,000   B.A.T. Capital Corp.
                 5.82%, due 2/26/98 ................................... 3,964

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCE - AUTO - 9.0%
        $4,000   Ford Motor Credit Co.
                 5.95%, due 1/09/98 .................................. $3,995
         4,000   General Motors Acceptance Corp.
                 5.52%, due 2/25/98 ................................... 3,966
                 Hyundai Motors
         4,000   5.87%, due 1/07/98 ................................... 3,996
         4,000   5.55%, due 1/06/98 ................................... 3,997

FINANCE - CONSUMER - 8.1%
                 Associates Corp. of N.A.
         2,380   6.73%, due 1/02/98 ................................... 2,380
         4,000   5.50%, due 1/08/98 ................................... 3,996
         4,000   Beneficial Corp.
                 5.78%, due 1/21/98 ................................... 3,987
         4,000   Household Financial Corp.
                 5.54%, due 1/13/98 ................................... 3,993

FINANCE - DIVERSIFIED & BUSINESS - 15.7%
                 Finova Capital
         4,000   5.73%, due 2/19/98 ................................... 3,969
         4,000   5.72%, due 1/16/98 ................................... 3,990
         4,000   General Electric Capital Corp.
                 5.91%, due 1/14/98 ................................... 3,991
         8,000   PHH Corp.
                 5.99%, due 6/11/98 ................................... 8,000
                 Heller Financial, Inc.
         4,000   5.90%, due 2/10/98 ................................... 3,974
         4,000   5.85%, due 6/01/98 ................................... 3,902

FINANCE - MISCELLANEOUS - 2.0%
         3,570   PNC Student Loan Trust
                 5.75%, due 7/25/98 ................................... 3,570

FINANCIAL SERVICES - BROKERAGE - 9.1%
         8,200   Merrill Lynch & Co., Inc.
                 5.90%, due 12/21/98 .................................. 8,200
                 Morgan Stanley Dean Witter
         4,000   5.59%, due 1/22/98 ................................... 3,987
         4,000   5.57%, due 1/20/98 ................................... 3,988

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MACHINERY - 2.3%
        $4,100   Stanley Works
                 5.59%, due 1/30/98 .................................. $4,082

METALS - 4.7%
                 BHP Finance (USA), Inc.
         4,000   5.85%, due 2/04/98 ................................... 3,978
         4,415   5.59%, due 1/05/98 ................................... 4,412

MUNICIPALITIES - 9.1%
         4,100   Chicago, Illinois GO Unlimited
                 6.20%, due 1/01/01 ................................... 4,100
         4,000   City of Olathe, Kansas
                 6.15%, due 3/01/27 ................................... 4,000
         8,000   Wake Forest University
                 5.92%, due 7/01/17 ................................... 8,000
                                                                       ------
TOTAL COMMERCIAL PAPER, BANK NOTES, CERTIFICATES OF DEPOSITS AND FLOATING
RATE NOTES .......................................................... 172,532
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES - 2.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 2.8%
        $5,000   5.71%, due 3/18/98 ................................. $ 4,998
                                                                       ------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES ........................... 4,998
                                                                       ------
TOTAL INVESTMENTS - 100.0% .......................................... 177,530
Other Assets, less Liabilities ........................................... 44
                                                                       ------
NET ASSETS ......................................................... $177,574
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

Cetain securities with a maturity of more than thirteen months have variale rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on December 31, 1997. These rates change periodically based on specified market rates or indices.

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The market value of such security is $3,983,667 and represents 2.2% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1997

                                               SAFECO        SAFECO        SAFECO
                                               GROWTH        EQUITY        INCOME
(In Thousands, Except Per-Share Amounts)         FUND          FUND          FUND
---------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $   551,728   $ 1,173,735   $   301,197
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                     456,464     1,502,834       404,528
     Affiliated Issuers                       179,521            --            --
                                          -----------   -----------   -----------
       Total Investments at Value             635,985     1,502,834       404,528
   Cash                                            --             1            --
   Receivables
     Investment Securities Sold                    --            --           209
     Trust Shares Sold                         13,991         2,645           925
     Dividends and Interest                       594         1,988         2,171
   Forward Currency Contracts Open, Net            --            --            --
   Deferred Organization Expense                   --            --            --
                                          -----------   -----------   -----------
       Total Assets                           650,570     1,507,468       407,833
LIABILITIES
   Payables
     Investment Securities Purchased            1,980            --           230
     Trust Shares Redeemed                      1,154         1,691           306
     Dividends                                  2,927         3,725         3,446
     Investment Advisory Fees                     325           679           229
     Organization Expense                          --            --            --
     Other                                        144           363            97
                                          -----------   -----------   -----------
       Total Liabilities                        6,530         6,458         4,308
                                          -----------   -----------   -----------
NET ASSETS                                $   644,040   $ 1,501,010   $   403,525
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                           $   638,562   $ 1,490,198   $   401,985
     Trust Shares Outstanding                  28,441        76,277        16,827
                                          -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     22.45   $     19.54   $     23.89
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS A:
     Net Assets                           $     4,076   $     7,247   $       742
     Trust Shares Outstanding                     182           371            31
                                          -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     22.39   $     19.55   $     24.02
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     23.45   $     20.47   $     25.15
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS B:
     Net Assets                           $     1,402   $     3,565   $       798
     Trust Shares Outstanding                      63           182            33
                                          -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     22.19   $     19.55   $     23.95
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
---------------------------------------------------------------------------------

 * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                            NORTHWEST      BALANCED     INTERNATIONAL     SMALL COMPANY    U.S. VALUE
                                                 FUND          FUND              FUND              FUND          FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $    49,322   $    13,172       $    13,853       $    19,598   $     9,007
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                      68,757        14,433            15,177            23,863         9,667
     Affiliated Issuers                            --            --                --                --            --
                                          -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value              68,757        14,433            15,177            23,863         9,667
   Cash                                            --            --               336                --            --
   Receivables
     Investment Securities Sold                    --            14                --                --            18
     Trust Shares Sold                            251            13                24                99             6
     Dividends and Interest                        31           111                24                17            18
   Forward Currency Contracts Open, Net            --            --                55                --            --
   Deferred Organization Expense                   --            12                12                12            17
                                          -----------   -----------   ---------------   ---------------   -----------
       Total Assets                            69,039        14,583            15,628            23,991         9,726
LIABILITIES
   Payables
     Investment Securities Purchased              946            --                --                81            --
     Trust Shares Redeemed                         92             1                --               339             6
     Dividends                                    728           338               163               192           266
     Investment Advisory Fees                      46            10                15                18             6
     Organization Expense                          --            12                12                12            17
     Other                                         34            19                58                24            14
                                          -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                        1,846           380               248               666           309
                                          -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                                $    67,193   $    14,203       $    15,380       $    23,325   $     9,417
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                           $    64,635   $    13,667       $    14,754       $    22,658   $     9,063
     Trust Shares Outstanding                   3,734         1,177             1,283             1,592           810
                                          -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     17.31   $     11.61       $     11.50       $     14.23   $     11.19
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                           $     1,354   $       205       $       295       $       271   $       133
     Trust Shares Outstanding                      79            18                25                19            12
                                          -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     17.25   $     11.60       $     11.55       $     14.21   $     11.18
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     18.06   $     12.15       $     12.09       $     14.88   $     11.71
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                           $     1,204   $       331       $       331       $       396   $       221
     Trust Shares Outstanding                      70            29                29                28            20
                                          -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     17.09   $     11.60       $     11.53       $     14.07   $     11.18
                                          -----------   -----------   ---------------   ---------------   -----------
                                          -----------   -----------   ---------------   ---------------   -----------
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1997

                                                 SAFECO              SAFECO       SAFECO
                                             HIGH-YIELD   INTERMEDIATE-TERM      MANAGED
(In Thousands, Except Per-Share Amounts)      BOND FUND   U.S TREASURY FUND    BOND FUND
----------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                     $    67,388        $     16,357   $    4,711
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
   Investments, at Value                         69,815              16,777        4,871
   Receivables
     Investment Securities Sold                     858                  11           --
     Trust Shares Sold                               --                  --           --
     Interest                                     1,425                 260           54
   Deferred Organization Expense                     --                  --            7
                                          -------------   -----------------   ----------
       Total Assets                              72,098              17,048        4,932
LIABILITIES
   Payables
     Investment Securities Purchased                163                 451           --
     Trust Shares Redeemed                           --                  33           --
     Dividends                                      192                  39           18
     Investment Advisory Fees                        42                   8            2
     Organization Expense                            --                  --            7
     Other                                           29                  22           12
                                          -------------   -----------------   ----------
       Total Liabilities                            426                 553           39
                                          -------------   -----------------   ----------
NET ASSETS                                  $    71,672        $     16,495   $    4,893
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
   NO-LOAD CLASS:
     Net Assets                             $    71,058        $     15,698   $    4,627
     Trust Shares Outstanding                     7,786               1,518          538
                                          -------------   -----------------   ----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share       $      9.13        $      10.34   $     8.60
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
   CLASS A:
     Net Assets                             $       259        $        365   $      146
     Trust Shares Outstanding                        28                  35           17
                                          -------------   -----------------   ----------
     Net Asset Value and Redemption
       Price Per Share                      $      9.12        $      10.35   $     8.60
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                      $      9.55        $      10.84   $     9.01
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
   CLASS B:
     Net Assets                             $       355        $        432   $      120
     Trust Shares Outstanding                        39                  42           14
                                          -------------   -----------------   ----------
     Net Asset Value and Offering Price
       Per Share*                           $      9.12        $      10.35   $     8.60
                                          -------------   -----------------   ----------
                                          -------------   -----------------   ----------
----------------------------------------------------------------------------------------

 * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.
** Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  SAFECO              SAFECO
                                              SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                           MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                           BOND FUND         INCOME FUND                FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $  430,038        $     77,291        $      7,528      $    177,530
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
   Investments, at Value                     497,651              88,029               8,137           177,530
   Receivables
     Investment Securities Sold                   --                  --                  --                --
     Trust Shares Sold                           116                  21                  --             1,245
     Interest                                  8,452               1,544                 121             1,019
   Deferred Organization Expense                  --                  --                  --                --
                                          ----------   -----------------   -----------------   ---------------
       Total Assets                          506,219              89,594               8,258           179,794
LIABILITIES
   Payables
     Investment Securities Purchased              --                  --                 329                --
     Trust Shares Redeemed                        36                  10                  --             2,024
     Dividends                                 2,085                 178                  24                35
     Investment Advisory Fees                    190                  44                   5                79
     Organization Expense                         --                  --                  --                --
     Other                                        70                  22                  13                82
                                          ----------   -----------------   -----------------   ---------------
       Total Liabilities                       2,381                 254                 371             2,220
                                          ----------   -----------------   -----------------   ---------------
NET ASSETS                                $  503,838        $     89,340        $      7,887      $    177,574
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
   NO-LOAD CLASS:
     Net Assets                           $  502,946        $     88,379        $      7,288      $    176,623
     Trust Shares Outstanding                 34,641               6,833                 665           176,623
                                          ----------   -----------------   -----------------   ---------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $    14.52        $      12.93        $      10.95      $       1.00
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
   CLASS A:
     Net Assets                           $      390        $        460        $        360      $        537
     Trust Shares Outstanding                     27                  35                  33               537
                                          ----------   -----------------   -----------------   ---------------
     Net Asset Value and Redemption
       Price Per Share                    $    14.53        $      12.94        $      10.95      $       1.00**
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $    15.21        $      13.55        $      11.47
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
   CLASS B:
     Net Assets                           $      502        $        501        $        239      $        414
     Trust Shares Outstanding                     35                  39                  22               414
                                          ----------   -----------------   -----------------   ---------------
     Net Asset Value and Offering Price
       Per Share*                         $    14.50        $      12.93        $      10.97      $       1.00
                                          ----------   -----------------   -----------------   ---------------
                                          ----------   -----------------   -----------------   ---------------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 1997*

                                              SAFECO       SAFECO       SAFECO
                                              GROWTH       EQUITY       INCOME
(In Thousands)                                  FUND         FUND         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $33 in the
     International Fund)                  $    1,674   $   22,322   $   10,116
   Interest                                      529        2,402        2,759
                                          ----------   ----------   ----------
     Total Investment Income                   2,203       24,724       12,875
EXPENSES
   Investment Advisory Fees                    2,120        6,481        2,285
   Transfer Agent Fees                           517        2,320          583
   Shareholder Service Fees - Class A              3           12            1
                        - Class B                  1            4            1
   Distribution Fees - Class B                     3           11            3
   Legal and Auditing Fees                        19           33           21
   Custodian Fees                                 28           50           19
   Reports to Shareholders                        53          238           67
   Trustees' Fees                                  5            8            5
   Other Fees                                     22            4            1
   Amortization of Organization Expenses          --           --           --
                                          ----------   ----------   ----------
     Total Expenses Before Reimbursement       2,771        9,161        2,986
   Expense Reimbursement                          --           --           --
                                          ----------   ----------   ----------
     Total Expenses After Reimbursement        2,771        9,161        2,986
                                          ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)                    (568)      15,563        9,889
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain from:
     Investments in Unaffiliated Issuers      68,112       61,477       32,768
     Investments in Affiliated Issuers         7,446           --           --
     Foreign Currency Transactions                --           --           --
                                          ----------   ----------   ----------
         Total Net Realized Gain              75,558       61,477       32,768
   Net Change in Unrealized Appreciation      45,096      176,522       39,169
                                          ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                  120,654      237,999       71,937
                                          ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $  120,086   $  253,562   $   81,826
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

* For the U.S. Value Fund, represents the period from April 30, 1997 (commencement of operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO       SAFECO           SAFECO           SAFECO       SAFECO
                                           NORTHWEST     BALANCED    INTERNATIONAL    SMALL COMPANY   U.S. VALUE
                                                FUND         FUND             FUND             FUND         FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $33 in the
     International Fund)                  $      440   $      161       $      274       $      105   $      128
   Interest                                       61          312               34               59           13
                                          ----------   ----------   --------------   --------------   ----------
     Total Investment Income                     501          473              308              164          141
EXPENSES
   Investment Advisory Fees                      416           87              153              151           43
   Transfer Agent Fees                           145           23               34               50            5
   Shareholder Service Fees - Class A              2            1                1               --           --
                        - Class B                  1            1                1                1           --
   Distribution Fees - Class B                     4            1                2                2            1
   Legal and Auditing Fees                        16           15               15               15           10
   Custodian Fees                                  8            8               48                7            5
   Reports to Shareholders                        17            1                3                5           --
   Trustees' Fees                                  4            4                4                4            3
   Other Fees                                      1           --                1               --           --
   Amortization of Organization Expenses          --            4                4                4            3
                                          ----------   ----------   --------------   --------------   ----------
     Total Expenses Before Reimbursement         614          145              266              239           70
   Expense Reimbursement                          --           --              (36)              --           --
                                          ----------   ----------   --------------   --------------   ----------
     Total Expenses After Reimbursement          614          145              230              239           70
                                          ----------   ----------   --------------   --------------   ----------
NET INVESTMENT INCOME (LOSS)                    (113)         328               78              (75)          71
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain from:
     Investments in Unaffiliated Issuers       6,678          637               18              909          386
     Investments in Affiliated Issuers            --           --               --               --           --
     Foreign Currency Transactions                --           --              240               --           --
                                          ----------   ----------   --------------   --------------   ----------
         Total Net Realized Gain               6,678          637              258              909          386
   Net Change in Unrealized Appreciation       7,326          760              213            2,742          660
                                          ----------   ----------   --------------   --------------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   14,004        1,397              471            3,651        1,046
                                          ----------   ----------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   13,891   $    1,725       $      549       $    3,576   $    1,117
                                          ----------   ----------   --------------   --------------   ----------
                                          ----------   ----------   --------------   --------------   ----------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1997

                                                SAFECO               SAFECO       SAFECO
                                            HIGH-YIELD    INTERMEDIATE-TERM      MANAGED
(In Thousands)                               BOND FUND    U.S TREASURY FUND    BOND FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                 $    5,637           $    1,034   $      282
EXPENSES
   Investment Advisory Fees                        386                   85           23
   Transfer Agent Fees                              86                   31            1
   Shareholder Service Fees - Class A               --                    1           --
                        - Class B                   --                    1           --
   Distribution Fees - Class B                       1                    2            1
   Legal and Auditing Fees                          29                   15           15
   Custodian Fees                                    9                    3            3
   Reports to Shareholders                          14                    4           --
   Trustees' Fees                                    4                    4            4
   Other Fees                                       11                    2            2
   Amortization of Organization Expenses            --                   --            6
                                                ------               ------        -----
     Total Expenses                                540                  148           55
                                                ------               ------        -----
NET INVESTMENT INCOME                            5,097                  886          227
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                                   954                  (57)         (21)
   Net Change in Unrealized Appreciation         1,194                  416          163
                                                ------               ------        -----
NET GAIN ON INVESTMENTS                          2,148                  359          142
                                                ------               ------        -----
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                               $    7,245           $    1,245   $      369
                                                ------               ------        -----
                                                ------               ------        -----
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  SAFECO              SAFECO
                                              SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                           MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                           BOND FUND         INCOME FUND                FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                               $   28,152        $      4,295          $      429        $    9,703
EXPENSES
   Investment Advisory Fees                    2,041                 424                  49               865
   Transfer Agent Fees                           327                  60                   3               414
   Shareholder Service Fees - Class A              1                   1                   1                --
                        - Class B                 --                  --                  --                --
   Distribution Fees - Class B                     1                   2                   2                --
   Legal and Auditing Fees                        24                  25                  15                18
   Custodian Fees                                 23                   6                   4                16
   Reports to Shareholders                        39                   7                  --                34
   Trustees' Fees                                  6                   4                   4                 5
   Other Fees                                     13                   2                  --                 4
   Amortization of Organization Expenses          --                  --                   2                --
                                          ----------              ------               -----            ------
     Total Expenses                            2,475                 531                  80             1,356
                                          ----------              ------               -----            ------
NET INVESTMENT INCOME                         25,677               3,764                 349             8,347
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                               6,632                 367                  (9)               --
   Net Change in Unrealized Appreciation      17,239               4,618                 321                --
                                          ----------              ------               -----            ------
NET GAIN ON INVESTMENTS                       23,871               4,985                 312                --
                                          ----------              ------               -----            ------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   49,548        $      8,749          $      661        $    8,347
                                          ----------              ------               -----            ------
                                          ----------              ------               -----            ------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SAFECO GROWTH FUND
                                          ---------------------------------------
                                                         THREE-MONTH
                                          YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                             DEC. 31         DEC. 31     SEPT. 30
(In Thousands)                                  1997            1996         1996
---------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $     (568)     $     (236)  $     (252)
   Net Realized Gain on
     Investments                              75,558           2,890       26,762
   Net Change in Unrealized
     Appreciation (Depreciation)              45,096          17,540       (1,973)
                                          ----------   -------------   ----------
   Net Change in Net Assets
     Resulting from Operations               120,086          20,194       24,537
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --          (45)
                         - Class A                --              --           --
                         - Class B                --              --           --
   Net Realized Gain on Investments
                        - No-Load Class      (74,345)         (2,644)     (26,481)
                        - Class A               (487)             (3)          --
                        - Class B               (167)             (2)          --
                                          ----------   -------------   ----------
     Total                                   (74,999)         (2,649)     (26,526)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                             397,579          (1,336)       5,080
   Class A                                     4,018              74          100
   Class B                                     1,293               6          100
                                          ----------   -------------   ----------
     Total                                   402,890          (1,256)       5,280
                                          ----------   -------------   ----------
TOTAL CHANGE IN NET ASSETS                   447,977          16,289        3,291
NET ASSETS AT BEGINNING OF PERIOD            196,063         179,774      176,483
                                          ----------   -------------   ----------
NET ASSETS AT END OF PERIOD               $  644,040      $  196,063   $  179,774
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                      28,647           1,572       22,451
   Reinvestments                               3,210             148        1,627
   Redemptions                               (14,724)         (1,807)     (23,589)
                                          ----------   -------------   ----------
   NET CHANGE                                 17,133             (87)         489
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
AMOUNTS:
   Sales                                  $  645,275      $   25,444   $  372,215
   Reinvestments                              72,072           2,522       25,225
   Redemptions                              (314,457)        (29,222)    (392,160)
                                          ----------   -------------   ----------
   NET CHANGE                             $  402,890      $   (1,256)  $    5,280
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   SAFECO EQUITY FUND                            SAFECO INCOME FUND
                                          -------------------------------------------   -------------------------------------------
                                                            THREE-MONTH                                   THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED    YEAR ENDED      YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                DEC. 31         DEC. 31      SEPT. 30         DEC. 31         DEC. 31      SEPT. 30
                                                   1997            1996          1996            1997            1996          1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      15,563   $       3,012   $    11,183   $       9,889   $       2,032   $     8,365
   Net Realized Gain on
     Investments                                 61,477          28,862        77,448          32,768           7,031        22,848
   Net Change in Unrealized
     Appreciation (Depreciation)                176,522          33,741        18,119          39,169          14,121         9,944
                                          -------------   -------------   -----------   -------------   -------------   -----------
   Net Change in Net Assets
     Resulting from Operations                  253,562          65,615       106,750          81,826          23,184        41,157
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (15,501)         (3,006)      (11,189)         (9,866)         (2,028)       (8,374)
                         - Class A                  (35)             (7)           --             (10)             (1)           --
                         - Class B                   (2)             --            --              (7)             (1)           --
   Net Realized Gain on Investments
                        - No-Load Class         (61,064)        (28,684)      (77,500)        (32,644)         (7,033)      (22,837)
                        - Class A                  (295)            (98)           --             (57)             (5)           --
                        - Class B                  (139)            (12)           --             (65)             (3)           --
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                      (77,036)        (31,807)      (88,689)        (42,649)         (9,071)      (31,211)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                464,573          90,300       109,137          72,866          15,846        32,207
   Class A                                        3,709           2,742           100             524              85           100
   Class B                                        3,122             250           100             685               6           100
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                      471,404          93,292       109,337          74,075          15,937        32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
TOTAL CHANGE IN NET ASSETS                      647,930         127,100       127,398         113,252          30,050        42,353
NET ASSETS AT BEGINNING OF PERIOD               853,080         725,980       598,582         290,273         260,223       217,870
                                          -------------   -------------   -----------   -------------   -------------   -----------
NET ASSETS AT END OF PERIOD               $   1,501,010   $     853,080   $   725,980   $     403,525   $     290,273   $   260,223
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         36,752           6,132        17,984           4,060             869         2,864
   Reinvestments                                  3,734           1,800         5,249           1,608             385         1,374
   Redemptions                                  (15,034)         (2,347)      (16,536)         (2,517)           (503)       (2,649)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                                    25,452           5,585         6,697           3,151             751         1,589
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
AMOUNTS:
   Sales                                  $     682,623   $     102,959   $   289,961   $      94,489   $      18,394   $    58,320
   Reinvestments                                 72,547          29,886        82,876          38,272           8,140        27,638
   Redemptions                                 (283,766)        (39,553)     (263,500)        (58,686)        (10,597)      (53,551)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                             $     471,404   $      93,292   $   109,337   $      74,075   $      15,937   $    32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            SAFECO NORTHWEST FUND
                                          ---------------------------------------
                                                         THREE-MONTH
                                          YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                             DEC. 31         DEC. 31     SEPT. 30
(In Thousands)                                  1997            1996         1996
---------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $     (113)     $      (34)  $       47
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                     6,678          (2,374)       5,695
   Net Change in Unrealized
     Appreciation (Depreciation)               7,326           3,280       (1,961)
                                          ----------   -------------   ----------
   Net Change in Net Assets
     Resulting from Operations                13,891             872        3,781
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --          (48)
                         - Class A                --              --           --
                         - Class B                --              --           --
   Net Realized Gain on Investments
                        - No-Load Class       (4,031)             --       (5,695)
                        - Class A                (84)             --           --
                        - Class B                (76)             --           --
                                          ----------   -------------   ----------
     Total                                    (4,191)             --       (5,743)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              11,654            (632)       4,950
   Class A                                       926             254          100
   Class B                                       967             124          100
                                          ----------   -------------   ----------
     Total                                    13,547            (254)       5,150
                                          ----------   -------------   ----------
TOTAL CHANGE IN NET ASSETS                    23,247             618        3,188
NET ASSETS AT BEGINNING OF PERIOD             43,946          43,328       40,140
                                          ----------   -------------   ----------
NET ASSETS AT END OF PERIOD               $   67,193      $   43,946   $   43,328
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       1,888             196        1,209
   Reinvestments                                 200              --          323
   Redemptions                                (1,329)           (215)      (1,175)
                                          ----------   -------------   ----------
   NET CHANGE                                    759             (19)         357
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
AMOUNTS:
   Sales                                  $   32,688      $    2,692   $   17,755
   Reinvestments                               3,464              --        4,438
   Redemptions                               (22,605)         (2,946)     (17,043)
                                          ----------   -------------   ----------
   NET CHANGE                             $   13,547      $     (254)  $    5,150
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 SAFECO BALANCED FUND                     SAFECO INTERNATIONAL FUND
                                          -------------------------------------------   -------------------------------------------
                                                                        JAN. 31, 1996                                 JAN. 31, 1996
                                                                        (COMMENCEMENT                                 (COMMENCEMENT
                                                          THREE-MONTH              OF                   THREE-MONTH              OF
                                            YEAR ENDED   PERIOD ENDED     OPERATIONS)     YEAR ENDED   PERIOD ENDED     OPERATIONS)
                                               DEC. 31        DEC. 31     TO SEPT. 30        DEC. 31        DEC. 31     TO SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $        328   $         66   $         146   $         78   $         (5)  $          45
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                         637             99               5            258             87             (11)
   Net Change in Unrealized
     Appreciation (Depreciation)                   760            243             258            213            853             314
                                          ------------   ------------   -------------   ------------   ------------   -------------
   Net Change in Net Assets
     Resulting from Operations                   1,725            408             409            549            935             348
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          (322)           (64)           (146)          (364)           (62)            (51)
                         - Class A                  (4)            (1)             --             (5)            (1)             --
                         - Class B                  (3)            (1)             --             (4)            --              --
   Net Realized Gain on Investments
                        - No-Load Class           (613)           (97)             (5)           (19)            --              --
                        - Class A                   (9)            (1)             --             --             --              --
                        - Class B                  (15)            (1)             --             (1)            --              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                        (966)          (165)           (151)          (393)           (63)            (51)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 4,661            393           7,374          3,437          1,981           8,026
   Class A                                          86              7             100            142             43             100
   Class B                                         210             12             100            222              4             100
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                       4,957            412           7,574          3,801          2,028           8,226
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       5,716            655           7,832          3,957          2,900           8,523
NET ASSETS AT BEGINNING OF PERIOD                8,487          7,832              --         11,423          8,523              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     14,203   $      8,487   $       7,832   $     15,380   $     11,423   $       8,523
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                           555             43             785            932            219           1,042
   Reinvestments                                    43              5               3             20              3               2
   Redemptions                                    (167)            (9)            (34)          (627)           (30)           (224)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                      431             39             754            325            192             820
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   Sales                                  $      6,388   $        459   $       7,893   $     10,948   $      2,323   $      10,466
   Reinvestments                                   495             50              31            230             29              18
   Redemptions                                  (1,926)           (97)           (350)        (7,377)          (324)         (2,258)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $      4,957   $        412   $       7,574   $      3,801   $      2,028   $       8,226
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SAFECO
                                                                                     U.S. VALUE
                                                         SAFECO SMALL COMPANY FUND         FUND
                                          ----------------------------------------   ----------
                                                                          JAN. 31,    APRIL 30,
                                                                              1996         1997
                                                                        (COMMENCE-   (COMMENCE-
                                                        THREE- MONTH       MENT OF      MENT OF
                                          YEAR ENDED    PERIOD ENDED   OPERATIONS)   OPERATIONS)
                                             DEC. 31         DEC. 31   TO SEPT. 30   TO DEC. 31
(In Thousands)                                  1997            1996          1996         1997
-----------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      (75)     $      (14)  $       (15)  $       71
   Net Realized Gain (Loss) on
     Investments                                 909            (278)          723          386
   Net Change in Unrealized
     Appreciation (Depreciation)               2,742             643           880          660
                                          ----------   -------------   -----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 3,576             351         1,588        1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --            --          (70)
                         - Class A                --              --            --           (1)
                         - Class B                --              --            --           --
   Net Realized Gain on Investments
                        - No-Load Class         (540)             --          (708)        (372)
                        - Class A                 (7)             --            --           (5)
                        - Class B                 (9)             --            --           (9)
                                          ----------   -------------   -----------   ----------
     Total                                      (556)             --          (708)        (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               6,538             272        11,672        8,423
   Class A                                       100              31           100          122
   Class B                                       260               1           100          212
                                          ----------   -------------   -----------   ----------
     Total                                     6,898             304        11,872        8,757
                                          ----------   -------------   -----------   ----------
TOTAL CHANGE IN NET ASSETS                     9,918             655        12,752        9,417
NET ASSETS AT BEGINNING OF PERIOD             13,407          12,752            --           --
                                          ----------   -------------   -----------   ----------
NET ASSETS AT END OF PERIOD               $   23,325      $   13,407   $    12,752   $    9,417
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
-----------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       1,808             254         1,625          946
   Reinvestments                                  26              (1)           32           15
   Redemptions                                (1,330)           (226)         (549)        (119)
                                          ----------   -------------   -----------   ----------
   NET CHANGE                                    504              27         1,108          842
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
AMOUNTS:
   Sales                                  $   24,781      $    2,918   $    17,916   $    9,962
   Reinvestments                                 364              (7)          373          162
   Redemptions                               (18,247)         (2,607)       (6,417)      (1,367)
                                          ----------   -------------   -----------   ----------
   NET CHANGE                             $    6,898      $      304   $    11,872   $    8,757
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SAFECO HIGH-YIELD BOND FUND   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                          -------------------------------------------   -------------------------------------------
                                                          THREE-MONTH                                   THREE-MONTH
                                            YEAR ENDED   PERIOD ENDED      YEAR ENDED     YEAR ENDED   PERIOD ENDED      YEAR ENDED
                                               DEC. 31        DEC. 31        SEPT. 30        DEC. 31        DEC. 31        SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      5,097   $      1,092   $       3,696   $        886   $        242   $         758
   Net Realized Gain (Loss) on
     Investments                                   954           (426)            504            (57)          (125)            290
   Net Change in Unrealized
     Appreciation (Depreciation)                 1,194            597              46            416            144            (496)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   Net Change in Net Assets
     Resulting from Operations                   7,245          1,263           4,246          1,245            261             552
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (5,073)        (1,092)         (3,696)          (844)          (232)           (758)
                         - Class A                 (11)            --              --            (30)            (8)             --
                         - Class B                 (13)            --              --            (12)            (2)             --
   Net Realized Gain on Investments
                        - No-Load Class             --             --              --             --             --              --
                        - Class A                   --             --              --             --             --              --
                        - Class B                   --             --              --             --             --              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                      (5,097)        (1,092)         (3,696)          (886)          (242)           (758)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                18,821          2,247           8,152            674            189             900
   Class A                                         155             --              --           (346)           607             100
   Class B                                         250             --              --            202            123             100
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                      19,226          2,247           8,152            530            919           1,100
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                      21,374          2,418           8,702            889            938             894
NET ASSETS AT BEGINNING OF PERIOD               50,298         47,880          39,178         15,606         14,668          13,774
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     71,672   $     50,298   $      47,880   $     16,495   $     15,606   $      14,668
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                        12,626          1,190           6,549          1,062            149           1,516
   Reinvestments                                   362             78             251             43             12              35
   Redemptions                                 (10,838)        (1,013)         (5,863)        (1,054)           (70)         (1,444)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                    2,150            255             937             51             91             107
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   Sales                                  $    112,308   $     10,466   $      56,960   $     10,738   $      1,515   $      18,860
   Reinvestments                                 3,238            690           2,181            434            117             358
   Redemptions                                 (96,320)        (8,909)        (50,989)       (10,642)          (713)        (18,118)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $     19,226   $      2,247   $       8,152   $        530   $        919   $       1,100
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       SAFECO MANAGED               SAFECO MUNICIPAL
                                                            BOND FUND                      BOND FUND
                                          ---------------------------   ----------------------------
                                                                                          NINE-MONTH
                                            YEAR ENDED     YEAR ENDED      YEAR ENDED   PERIOD ENDED
                                               DEC. 31        DEC. 31         DEC. 31        DEC. 31
(In Thousands)                                    1997           1996            1997           1996
----------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $        227   $        208   $      25,677   $     19,903
   Net Realized Gain (Loss) on
     Investments                                   (21)             2           6,632          2,341
   Net Change in Unrealized
     Appreciation (Depreciation)                   163           (210)         17,239          7,844
                                          ------------   ------------   -------------   ------------
   Net Change in Net Assets
     Resulting from Operations                     369             --          49,548         30,088
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          (216)          (206)        (25,652)       (19,899)
                         - Class A                  (7)            (1)            (17)            (3)
                         - Class B                  (4)            (1)             (8)            (1)
   Net Realized Gain on Investments
                        - No-Load Class             --             (2)         (5,345)            --
                        - Class A                   --             --              (4)            --
                        - Class B                   --             --              (4)            --
                                          ------------   ------------   -------------   ------------
     Total                                        (227)          (210)        (31,030)       (19,903)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                   280            (72)          3,479         (9,855)
   Class A                                           2            140              66            309
   Class B                                          14            100             382            111
                                          ------------   ------------   -------------   ------------
     Total                                         296            168           3,927         (9,435)
                                          ------------   ------------   -------------   ------------
TOTAL CHANGE IN NET ASSETS                         438            (42)         22,445            750
NET ASSETS AT BEGINNING OF PERIOD                4,455          4,497         481,393        480,643
                                          ------------   ------------   -------------   ------------
NET ASSETS AT END OF PERIOD               $      4,893   $      4,455   $     503,838   $    481,393
                                          ------------   ------------   -------------   ------------
                                          ------------   ------------   -------------   ------------
----------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                           439             30           6,156          4,689
   Reinvestments                                    18             24           1,401            908
   Redemptions                                    (422)           (33)         (7,286)        (6,271)
                                          ------------   ------------   -------------   ------------
   NET CHANGE                                       35             21             271           (674)
                                          ------------   ------------   -------------   ------------
                                          ------------   ------------   -------------   ------------
AMOUNTS:
   Sales                                  $      3,703   $        246   $      86,878   $     63,875
   Reinvestments                                   152            201          19,903         12,498
   Redemptions                                  (3,559)          (279)       (102,854)       (85,808)
                                          ------------   ------------   -------------   ------------
   NET CHANGE                             $        296   $        168   $       3,927   $     (9,435)
                                          ------------   ------------   -------------   ------------
                                          ------------   ------------   -------------   ------------
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    SAFECO CALIFORNIA              SAFECO WASHINGTON                   SAFECO MONEY
                                                 TAX-FREE INCOME FUND      STATE MUNICIPAL BOND FUND                    MARKET FUND
                                          ---------------------------   ----------------------------   ----------------------------
                                                           NINE-MONTH                     NINE-MONTH                     NINE-MONTH
                                            YEAR ENDED   PERIOD ENDED      YEAR ENDED   PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                               DEC. 31        DEC. 31         DEC. 31        DEC. 31        DEC. 31         DEC. 31
                                                  1997           1996            1997           1996           1997            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                  $      3,764   $      2,766   $         349   $        238   $      8,347   $       5,795
   Net Realized Gain (Loss) on
     Investments                                   367            197              (9)             4             --              --
   Net Change in Unrealized
     Appreciation (Depreciation)                 4,618          2,196             321            125             --              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
   Net Change in Net Assets
     Resulting from Operations                   8,749          5,159             661            367          8,347           5,795
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (3,744)        (2,764)           (326)          (234)        (8,324)         (5,792)
                         - Class A                  (9)            (1)            (15)            (3)           (15)             (2)
                         - Class B                 (11)            (1)             (8)            (1)            (8)             (1)
   Net Realized Gain on Investments
                        - No-Load Class           (360)          (200)             --             (4)            --              --
                        - Class A                   (2)            --              --             --             --              --
                        - Class B                   (2)            --              --             --             --              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                      (4,128)        (2,966)           (349)          (242)        (8,347)         (5,795)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                11,712           (652)            440            (52)        15,267          (3,766)
   Class A                                         326            120              11            334            243             295
   Class B                                         374            100              19            209            307             106
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                      12,412           (432)            470            491         15,817          (3,365)
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                      17,033          1,761             782            616         15,817          (3,365)
NET ASSETS AT BEGINNING OF PERIOD               72,307         70,546           7,105          6,489        161,757         165,122
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     89,340   $     72,307   $       7,887   $      7,105   $    177,574   $     161,757
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         2,534          1,648             601             78        322,894         293,668
   Reinvestments                                   231            168               7              4          7,794           5,293
   Redemptions                                  (1,773)        (1,849)           (563)           (35)      (314,871)       (302,326)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                      992            (33)             45             47         15,817          (3,365)
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   Sales                                  $     31,480   $     19,516   $       6,413   $        813   $    322,894   $     293,668
   Reinvestments                                 2,867          2,025              78             38          7,794           5,293
   Redemptions                                 (21,935)       (21,973)         (6,021)          (360)      (314,871)       (302,326)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $     12,412   $       (432)  $         470   $        491   $     15,817   $      (3,365)
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A and Class B shares (collectively, "Advisor Classes"). Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

         SAFECO Common Stock Trust
              SAFECO Growth Fund
              SAFECO Equity Fund
              SAFECO Income Fund
              SAFECO Northwest Fund
              SAFECO Balanced Fund
              SAFECO International Stock Fund
              SAFECO Small Company Stock Fund
              SAFECO U.S. Value Fund

         SAFECO Taxable Bond Trust
              SAFECO High-Yield Bond Fund
              SAFECO Intermediate-Term U.S. Treasury Fund

         SAFECO Managed Bond Trust
              SAFECO Managed Bond Fund

         SAFECO Tax-Exempt Bond Trust
              SAFECO Municipal Bond Fund
              SAFECO California Tax-Free Income Fund
              SAFECO Washington State Municipal Bond Fund

         SAFECO Money Market Trust
              SAFECO Money Market Fund

   Effective September 30, 1996, certain SAFECO Mutual Funds began issuing two new classes of shares--Class A and Class B shares. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges, unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class (with the exception of the Money Market Fund Advisor Classes) pays the distributor, SAFECO Securities, Inc., as a service fee for selling its shares at the annual rate of
 .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.
   SHAREHOLDER MEETING. On April 10, 1997, the High-Yield Bond Fund held a special meeting of shareholders who voted to amend the Fund's fundamental investment policies to exclude certain Rule 144A securities from the definition of securities which are illiquid or subject to legal or contractual restrictions on resale. The results of the vote are presented below.

(In Thousands)
------------------------------------------------------------------------
Shares for                                              3,649        74%
Shares Against                                            123         2%
Shares Abstain                                            126         2%
Broker Non-Vote                                         1,023        22%
------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions during the year ended December 31, 1997.

(In Thousands)                               PURCHASES*      SALES**
--------------------------------------------------------------------
Growth Fund                                    $584,411     $266,606
Equity Fund                                     807,409      409,583
Income Fund                                     219,341      174,263
Northwest Fund                                   40,419       30,199
Balanced Fund                                    15,511       11,264
International Fund                                7,093        2,899
Small Company Fund                               16,781       10,199
U.S. Value Fund+                                 11,116        2,726
High-Yield Bond Fund                             61,112       43,803
Intermediate-Term U.S. Treasury Fund             12,739       12,518
Managed Bond Fund                                 8,230        7,892
Municipal Bond Fund                              64,408       72,484
California Tax-Free Income Fund                  19,301        7,242
Washington State Municipal Fund                   1,575          858
--------------------------------------------------------------------

 * Excludes short-term securities. Purchases include $6,534, $12,739, and $6,474 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $6,263, $12,518, and $5,962 of
   U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

 + For the U.S. Value Fund, represents the period from April 30, 1997
   (commencement of operations) to December 31, 1997.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  COMPONENTS OF NET ASSETS
   At December 31, 1997, the components of net assets were as follows:

                                               GROWTH         EQUITY           INCOME        NORTHWEST
(In Thousands)                                   FUND           FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which There Is an
  Excess of Value Over Identified Cost    $   123,906     $  357,840       $  112,011       $   21,220
Aggregate Gross Unrealized Depreciation
  on Investments in Which There Is an
  Excess of Identified Cost Over Value        (39,649)       (28,741)          (8,680)          (1,785)
                                          -----------   ------------   --------------   --------------
NET UNREALIZED APPRECIATION                    84,257        329,099          103,331           19,435
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                559,783      1,171,911          300,194           47,758
                                          -----------   ------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 1997           $   644,040     $1,501,010       $  403,525       $   67,193
                                          -----------   ------------   --------------   --------------
                                          -----------   ------------   --------------   --------------

                                                                                SMALL
                                             BALANCED   INTERNATIONAL         COMPANY       U.S. VALUE
(In Thousands)                                   FUND           FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $     1,466     $    2,977       $    5,197       $      901
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of
  Identified Cost Over Value                     (205)        (1,598)            (932)            (241)
                                          -----------   ------------   --------------   --------------
NET UNREALIZED APPRECIATION                     1,261          1,379            4,265              660
OVERDISTRIBUTED NET INVESTMENT INCOME              --            (55)              --               --
                                          -----------   ------------   --------------   --------------
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 12,942         14,056           19,060            8,757
                                          -----------   ------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 1997           $    14,203     $   15,380       $   23,325       $    9,417
                                          -----------   ------------   --------------   --------------
                                          -----------   ------------   --------------   --------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                        INTERMEDIATE-TERM
                                           HIGH-YIELD   U.S TREASURY          MANAGED        MUNICIPAL
(In Thousands)                              BOND FUND           FUND        BOND FUND        BOND FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which There Is an
  Excess of Value Over Identified Cost    $     2,638     $      442       $      160       $   67,633
Aggregate Gross Unrealized Depreciation
  on Investments in Which There Is an
  Excess of Identified Cost Over Value           (211)           (22)              --              (20)
                                          -----------   ------------   --------------   --------------
NET UNREALIZED APPRECIATION                     2,427            420              160           67,613
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENT TRANSACTIONS                        (339)*         (253)*            (21)*             --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 69,584         16,328            4,754          436,225
                                          -----------   ------------   --------------   --------------
NET ASSETS AT DECEMBER 31, 1997           $    71,672     $   16,495       $    4,893       $  503,838
                                          -----------   ------------   --------------   --------------
                                          -----------   ------------   --------------   --------------


                                                                                            WASHINGTON
                                                                           CALIFORNIA            STATE
                                                                             TAX-FREE        MUNICIPAL
                                                                          INCOME FUND        BOND FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which There Is an
  Excess of Value Over Identified Cost                                     $   10,738       $      609
                                                                       --------------   --------------
NET UNREALIZED APPRECIATION                                                    10,738              609
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                                                 78,602            7,278
                                                                       --------------   --------------
NET ASSETS AT DECEMBER 31, 1997                                            $   89,340       $    7,887
                                                                       --------------   --------------
                                                                       --------------   --------------
------------------------------------------------------------------------------------------------------

* The above accumulated net realized losses on investment transactions represent capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                        EXPIRATION
                                           AMOUNTS           DATES
                                         ---------  --------------
High-Yield Bond Fund                         $(339)      1998-2000
Intermediate-Term U.S. Treasury Fund          (253)      2001-2005
Managed Bond Fund                              (21)           2005

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

EQUITY, INCOME AND GROWTH FUNDS:              NORTHWEST FUND:
  First $100 million         .75%               First $250 million          .75%
  Next $150 million          .65                Next $250 million           .65
  Next $250 million          .55                Next $250 million           .55
  Over $500 million          .45                Over $750 million           .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million         .75%               First $250 million         1.10%
  Next $250 million          .65                Next $250 million          1.00
  Over $500 million          .55                Over $500 million           .90

SMALL COMPANY FUND:                           INTERMEDIATE-TERM U.S. TREASURY FUND:
  First $250 million         .85%               First $250 million          .55%
  Next $250 million          .75                Next $250 million           .45
  Over $500 million          .65                Over $500 million           .35
                                                Over $750 million           .25

HIGH-YIELD BOND AND WASHINGTON FUNDS:         MANAGED BOND FUND:
  First $250 million         .65%               First $100 million          .50%
  Next $250 million          .55                Next $150 million           .40
  Next $250 million          .45                Over $250 million           .35
  Over $750 million          .35

MUNICIPAL AND CALIFORNIA FUNDS:               MONEY MARKET FUND:
  First $100 million         .55%               First $250 million          .50%
  Next $150 million          .45                Next $250 million           .40
  Next $250 million          .35                Next $250 million           .30
  Over $500 million          .25                Over $750 million           .25

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term finanicing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Insurance Company of America, owned 500,000 shares (14% of outstanding shares) of the Northwest Fund, 500,000 shares (31.4%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (70%) of the Washington Municipal Bond Fund; SAFECO Asset Management Company owned 692,635 shares (53%) of the International Fund, 519,268 shares (44%) of the Balanced Fund, 500,000 shares (60%) of the U.S. Value Fund, and 452,103 shares (80%) of the Managed Bond Fund; SAFECO Corporation owned 500,000 shares (31%) of the Small Company Fund and 500,000 shares (7%) of the High Yield Bond Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the Balanced, International, Small Company, U.S. Value, and Managed Bond Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by an affiliate and are being reimbursed by the Fund over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the year ended December 31, 1997, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 1997:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $  1,576
Equity Fund                                    14,307
Income Fund                                     1,259
Northwest Fund                                  3,212
Balanced Fund                                     124
International Fund                                259
Small Company Fund                                171
U.S. Value Fund                                    56
High-Yield Bond Fund                              152
Intermediate-Term U.S. Treasury Fund                6
Municipal Bond Fund                               332
California Tax-Free Income Fund                    57
-----------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1997.

(In Thousands)               SHARES AT                             SHARES AT                 MARKET VALUE
                             BEGINNING                                END OF                      DEC. 31
SECURITY                     OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1997
---------------------------------------------------------------------------------------------------------
American Building Co.              429          --          (69)         360           --        $  9,100
American Coin
 Merchandising, Inc.               500          --          (35)         465           --           8,196
Concepts Direct, Inc.               --         348           --          348           --           7,316
Damark International, Inc.         659          82         (261)         480           --           4,682
Family Golf Centers, Inc.           --       1,154          (93)       1,061           --          33,290
First Commonwealth, Inc.            --         327           --          327           --           3,841
Funco, Inc.                          9         453         (108)         354           --           5,270
Harold's Stores, Inc.              379         137           --          516           --           3,517
Lifeline Systems, Inc.             504          21           (1)         524           --          13,162
MICROS Systems, Inc.               394         275           --          669           --          30,106
Nastech Pharmaceutical
 Co., Inc.                          --         407           --          407           --           5,288
Open Plan Systems, Inc.            244          --           --          244           --             795
Penederm, Inc.                     724           4           --          728           --           7,277
Phoenix International
 Ltd., Inc.                        159         271          (15)         415           --           6,121
Rent-Way, Inc.                     362         290         (137)         515           --           9,532
Suburban Ostomy Supply
 Co., Inc.                          --         690           --          690           --           8,021
Tetra Technologies, Inc.           156         730         (176)         710           --          14,950
Weider Nutrition
 International, Inc.                --         995         (267)         728           79           9,057
                                                                                            -------------
                                                                                                 $179,521
                                                                                            -------------
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  COMMITMENTS
   At December 31, 1997, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      DEC. 31, 1997      (DEPRECIATION)
------------------------------------------------------------------------------------------
   270  British Pound       $    439       01/26/98            $   444              $   (5)
   227  British Pound            382       02/24/98                372                  10
   415  German Marks             238       01/14/98                231                   7
27,592  Japanese Yen             220       02/27/98                214                   6
27,592  Japanese Yen             215       03/16/98                214                   1
75,255  Japanese Yen             598       03/09/98                585                  13
   380  Swiss Francs             272       01/30/98                262                  10
   492  Swiss Francs             340       01/07/98                338                   2
   294  Swiss Francs             214       02/13/98                203                  11
                                                                                        --
                                                                                    $   55
                                                                                        --
                                                                                        --
------------------------------------------------------------------------------------------

8.  NET INVESTMENT LOSS
   The Growth, Northwest, and Small Company Funds had net investment losses for the year ended December 31, 1997. These amounts were netted against short-term capital gains to reduce the short-term capital gain distributions made on December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.97         $    15.45   $   15.83   $   17.37   $   19.20   $   13.98

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                          (0.02)             (0.02)      (0.02)       0.07       (0.02)      (0.02)
   Net Realized and Unrealized Gain on
     Investments                                      8.50               1.77        2.24        4.07        0.78        5.39
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 8.48               1.75        2.22        4.14        0.76        5.37

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --                 --          --       (0.07)         --          --
   Distributions from Realized Gains                 (3.00)             (0.23)      (2.60)      (5.61)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (3.00)             (0.23)      (2.60)      (5.68)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    22.45         $    16.97   $   15.45   $   15.83   $   17.37   $   19.20
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        49.96%            11.35%*      14.16%      23.93%       3.88%      38.43%

NET ASSETS AT END OF PERIOD (000'S)             $  638,562         $  195,760   $ 179,574   $ 176,483   $ 156,108   $ 158,723
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.85%            0.99%**       1.02%       0.98%       0.95%       0.91%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.17%)           (.51%)**      (.14%)        .34%      (.12%)      (.10%)
PORTFOLIO TURNOVER RATE                             82.57%           82.93%**     124.79%     110.44%      71.18%      57.19%
AVERAGE COMMISSION RATE PAID                    $   0.0520         $   0.0477   $  0.0548          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.97       $   15.45       $   16.94       $   15.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.02)          (0.02)          (0.08)          (0.05)
   Net Realized and Unrealized Gain on
     Investments                                   8.44            1.77            8.33            1.77
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              8.42            1.75            8.25            1.72

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (3.00)          (0.23)          (3.00)          (0.23)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (3.00)          (0.23)          (3.00)          (0.23)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   22.39       $   16.97       $   22.19       $   16.94
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    49.61%         11.35%*          48.70%         11.15%*

NET ASSETS AT END OF PERIOD (000'S)           $   4,076       $     187       $   1,402       $     116
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.06%         1.12%**           1.88%         1.87%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.33%)        (.58%)**         (1.16%)       (1.38%)**
PORTFOLIO TURNOVER RATE                          82.57%        82.93%**          82.57%        82.93%**
AVERAGE COMMISSION RATE PAID                  $  0.0520       $  0.0477       $  0.0520       $  0.0477
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.60         $    15.85   $   15.31   $   13.89   $   12.54   $    9.53

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.23               0.06        0.28        0.34        0.23        0.17
   Net Realized and Unrealized Gain on
     Investments                                      3.78               1.33        2.42        2.59        1.83        3.79
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 4.01               1.39        2.70        2.93        2.06        3.96

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.23)             (0.06)      (0.28)      (0.34)      (0.23)      (0.17)
   Distributions from Realized Gains                 (0.84)             (0.58)      (1.88)      (1.17)      (0.48)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (1.07)             (0.64)      (2.16)      (1.51)      (0.71)      (0.95)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    19.54         $    16.60   $   15.85   $   15.31   $   13.89   $   12.54
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        24.21%             8.79%*      18.04%      21.59%      16.51%      41.77%

NET ASSETS AT END OF PERIOD (000'S)             $1,490,198         $  849,831   $ 725,780   $ 598,582   $ 412,805   $ 148,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.73%            0.78%**       0.79%       0.84%       0.85%       0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                1.24%            1.48%**       1.74%       2.38%       1.72%       1.50%
PORTFOLIO TURNOVER RATE                             34.26%           59.34%**      74.07%      56.14%      33.33%      37.74%
AVERAGE COMMISSION RATE PAID                    $   0.0573         $   0.0571   $  0.0587          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.62       $   15.85       $   16.60       $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.14            0.04            0.02            0.02
   Net Realized and Unrealized Gain on
     Investments                                   3.77            1.35            3.79            1.33
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              3.91            1.39            3.81            1.35

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.14)          (0.04)          (0.02)          (0.02)
   Distributions from Realized Gains              (0.84)          (0.58)          (0.84)          (0.58)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.98)          (0.62)          (0.86)          (0.60)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   19.55       $   16.62       $   19.55       $   16.60
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    23.56%          8.78%*          22.93%          8.50%*

NET ASSETS AT END OF PERIOD (000'S)           $   7,247       $   2,894       $   3,565       $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.24%         0.97%**           1.81%         1.75%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             0.74%         1.38%**           0.12%         0.51%**
PORTFOLIO TURNOVER RATE                          34.26%        59.34%**          34.26%        59.34%**
AVERAGE COMMISSION RATE PAID                  $  0.0573       $  0.0571       $  0.0573       $  0.0571
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    21.13         $    20.03   $   19.11   $   17.25   $   17.79   $   16.27

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.65               0.15        0.73        0.82        0.81        0.78
   Net Realized and Unrealized Gain on
     Investments                                      4.87               1.63        2.84        2.71       (0.30)       1.52
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 5.52               1.78        3.57        3.53        0.51        2.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.65)             (0.15)      (0.73)      (0.82)      (0.81)      (0.78)
   Distributions from Realized Gains                 (2.11)             (0.53)      (1.92)      (0.85)      (0.24)         --
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (2.76)             (0.68)      (2.65)      (1.67)      (1.05)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    23.89         $    21.13   $   20.03   $   19.11   $   17.25   $   17.79
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        26.43%             8.89%*      18.98%      21.04%       2.98%      14.35%

NET ASSETS AT END OF PERIOD (000'S)             $  401,985         $  289,968   $ 260,023   $ 217,870   $ 190,610   $ 203,019
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.85%            0.89%**       0.86%       0.87%       0.86%       0.90%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                2.81%            2.89%**       3.56%       4.55%       4.59%       4.55%
PORTFOLIO TURNOVER RATE                             52.14%           37.84%**      50.11%      31.12%      19.30%      20.74%
AVERAGE COMMISSION RATE PAID                    $   0.0569         $   0.0573   $  0.0591          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   21.15       $   20.03       $   21.12       $   20.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.51            0.12            0.38            0.10
   Net Realized and Unrealized Gain on
     Investments                                   4.98            1.65            4.94            1.62
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              5.49            1.77            5.32            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.51)          (0.12)          (0.38)          (0.10)
   Distributions from Realized Gains              (2.11)          (0.53)          (2.11)          (0.53)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (2.62)          (0.65)          (2.49)          (0.63)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   24.02       $   21.15       $   23.95       $   21.12
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    26.15%          8.85%*          25.35%          8.60%*

NET ASSETS AT END OF PERIOD (000'S)           $     742       $     193       $     798       $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.14%         1.03%**           1.83%         1.79%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             2.50%         2.66%**           1.79%         1.99%**
PORTFOLIO TURNOVER RATE                          52.14%        37.84%**          52.14%        37.84%**
AVERAGE COMMISSION RATE PAID                  $  0.0569       $  0.0573       $  0.0569       $  0.0573
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                                   FOR THE      THREE-MONTH                                           NINE-MONTH
                                                YEAR ENDED     PERIOD ENDED                  FOR THE YEAR ENDED     PERIOD ENDED
                                               DECEMBER 31      DECEMBER 31                        SEPTEMBER 30     SEPTEMBER 30
                                          --------------------------------------------------------------------------------------
                                                      1997             1996        1996        1995        1994             1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    14.07       $    13.78   $   14.41   $   12.59   $   12.34       $    12.59

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)           (0.01)       0.02        0.04        0.04             0.02
   Net Realized and Unrealized Gain
     (Loss) on Investments                            4.41             0.30        1.32        2.35        0.59            (0.25)
                                                    ------           ------   ---------   ---------   ---------           ------
     Total from Investment Operations                 4.38             0.29        1.34        2.39        0.63            (0.23)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --               --       (0.02)      (0.04)      (0.04)           (0.02)
   Distributions from Realized Gains                 (1.14)              --       (1.95)      (0.53)      (0.34)              --
                                                    ------           ------   ---------   ---------   ---------           ------
     Total Distributions                             (1.14)              --       (1.97)      (0.57)      (0.38)           (0.02)
                                                    ------           ------   ---------   ---------   ---------           ------
NET ASSET VALUE AT END OF PERIOD                $    17.31       $    14.07   $   13.78   $   14.41   $   12.59       $    12.34
                                                    ------           ------   ---------   ---------   ---------           ------
                                                    ------           ------   ---------   ---------   ---------           ------
TOTAL RETURN                                        31.12%           2.10%*       9.61%      19.01%       5.19%           (1.86%)*

NET ASSETS AT END OF PERIOD (000'S)             $   64,635       $   43,345   $  43,128   $  40,140   $  36,383       $   39,631
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.09%          1.25%**       1.07%       1.09%       1.06%          1.11%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.19%)         (.31%)**       0.11%       0.31%       0.33%          0.18%**
PORTFOLIO TURNOVER RATE                             55.42%         67.32%**      35.69%      19.59%      18.46%         14.05%**
AVERAGE COMMISSION RATE PAID                    $   0.0560       $   0.0482   $  0.0591          --          --               --
--------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   14.06       $   13.78       $   14.03       $   13.78

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.06)          (0.01)          (0.10)          (0.03)
   Net Realized and Unrealized Gain on
     Investments                                   4.39            0.29            4.30            0.28
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              4.33            0.28            4.20            0.25

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (1.14)             --           (1.14)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (1.14)             --           (1.14)             --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   17.25       $   14.06       $   17.09       $   14.03
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    30.79%          2.03%*          29.93%          1.81%*

NET ASSETS AT END OF PERIOD (000'S)           $   1,354       $     369       $   1,204       $     232
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.42%         1.40%**           2.09%         2.18%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.61%)        (.39%)**         (1.30%)       (1.19%)**
PORTFOLIO TURNOVER RATE                          55.42%        67.32%**          55.42%        67.32%**
AVERAGE COMMISSION RATE PAID                  $  0.0560       $  0.0482       $  0.0560       $  0.0482
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    11.29         $    10.39         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.24                 --               0.06
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                     0.28               0.96               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 0.52               0.96               0.45

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.29)             (0.06)             (0.06)
   Distributions from Realized Gains                 (0.02)                --                 --
                                                   -------            -------            -------
     Total Distributions                             (0.31)             (0.06)             (0.06)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.50         $    11.29         $    10.39
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                         4.55%             9.27%*             4.54%*

NET ASSETS AT END OF PERIOD (000'S)             $   14,754         $   11,157         $    8,323
RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.63%+           1.37%+**            2.36%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                                0.58%           (.19%)**            0.93%**
PORTFOLIO TURNOVER RATE                             22.13%           18.51%**           15.73%**
AVERAGE COMMISSION RATE PAID                    $   0.0246         $   0.0223         $   0.0225
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.89% and 1.68% for the year and period ended December 31, 1997 and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.29       $   10.39       $   11.28       $   10.39

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.20              --            0.18              --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                  0.29            0.95            0.22            0.93
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.49            0.95            0.40            0.93

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.21)          (0.05)          (0.13)          (0.04)
   Distributions from Realized Gains              (0.02)             --           (0.02)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.23)          (0.05)          (0.15)          (0.04)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.55       $   11.29       $   11.53       $   11.28
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                     4.30%          9.19%*           3.48%          8.96%*

NET ASSETS AT END OF PERIOD (000'S)           $     295       $     154       $     331       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                       1.87%         1.41%**           2.64%         2.17%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             0.26%        (.23%)**           0.51%       (1.15%)**
PORTFOLIO TURNOVER RATE                          22.13%        18.51%**          22.13%        18.51%**
AVERAGE COMMISSION RATE PAID                  $  0.0246       $  0.0223       $  0.0246       $  0.0223
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 2.13% and 1.72% for the year and period ended December 31, 1997 and 1996, respectively, for Class A, and 2.90% and 2.47%, respectively, for Class B.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.70         $    10.38         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.32               0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                                      1.45               0.45               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 1.77               0.53               0.60

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.32)             (0.08)             (0.21)
   Distributions from Realized Gains                 (0.54)             (0.13)             (0.01)
                                                   -------            -------            -------
     Total Distributions                             (0.86)             (0.21)             (0.22)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.61         $    10.70         $    10.38
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                        16.64%             5.11%*             5.99%*

NET ASSETS AT END OF PERIOD (000'S)             $   13,667         $    8,262         $    7,632
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.23%           1.16%+**            1.32%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                2.85%            3.19%**            3.21%**
PORTFOLIO TURNOVER RATE                            101.22%           36.10%**          143.87%**
AVERAGE COMMISSION RATE PAID                    $   0.0521         $   0.0548         $   0.0560
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.52%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.69       $   10.38       $   10.70       $   10.38

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.28            0.09            0.18            0.06
   Net Realized and Unrealized Gain on
     Investments                                   1.45            0.44            1.44            0.45
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              1.73            0.53            1.62            0.51

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.28)          (0.09)          (0.18)          (0.06)
   Distributions from Realized Gains              (0.54)          (0.13)          (0.54)          (0.13)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.82)          (0.22)          (0.72)          (0.19)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.60       $   10.69       $   11.60       $   10.70
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    16.29%          5.07%*          15.21%          4.85%*

NET ASSETS AT END OF PERIOD (000'S)           $     205       $     110       $     331       $     115
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.52%       1.35%++**           2.28%       2.11%++**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             2.55%         3.01%**           1.78%         2.23%**
PORTFOLIO TURNOVER RATE                         101.22%        36.10%**         101.22%        36.10%**
AVERAGE COMMISSION RATE PAID                  $  0.0521       $  0.0548       $  0.0521       $  0.0548
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.70% and 2.46% for Class A and Class B, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.81         $    11.51         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.04)             (0.01)             (0.01)
   Net Realized and Unrealized Gain on
     Investments                                      2.80               0.31               2.19
                                                   -------            -------            -------
     Total from Investment Operations                 2.76               0.30               2.18

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                 --                 --                 --
   Distributions from Realized Gains                 (0.34)                --              (0.67)
                                                   -------            -------            -------
     Total Distributions                             (0.34)                --              (0.67)
NET ASSET VALUE AT END OF PERIOD                $    14.23         $    11.81         $    11.51
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                        23.38%             2.61%*            21.83%*

NET ASSETS AT END OF PERIOD (000'S)             $   22,658         $   13,169         $   12,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.33%           1.35%+**            1.49%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.41%)           (.44%)**           (.24%)**
PORTFOLIO TURNOVER RATE                             60.81%           73.47%**           91.03%**
AVERAGE COMMISSION RATE PAID                    $   0.0470         $   0.0496         $   0.0510
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.58%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.81       $   11.51       $   11.79       $   11.51

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.06)          (0.01)          (0.10)          (0.04)
   Net Realized and Unrealized Gain on
     Investments                                   2.80            0.31            2.72            0.32
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.74            0.30            2.62            0.28

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (0.34)             --           (0.34)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.34)             --           (0.34)             --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   14.21       $   11.81       $   14.07       $   11.79
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    23.21%          2.61%*          22.23%          2.43%*

NET ASSETS AT END OF PERIOD (000'S)           $     271       $     135       $     396       $     103
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.52%       1.42%++**           2.29%       2.18%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.60%)        (.50%)**         (1.35%)       (1.28%)**
PORTFOLIO TURNOVER RATE                          60.81%        73.47%**          60.81%        73.47%**
AVERAGE COMMISSION RATE PAID                  $  0.0470       $  0.0496       $  0.0470       $  0.0496
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.62% and 2.41% for Class A and Class B, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND

                                              NO-LOAD            CLASS A            CLASS B
                                          ----------------   ----------------   ----------------
                                            APRIL 30, 1997     APRIL 30, 1997     APRIL 30, 1997
                                             (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                            OF OPERATIONS)     OF OPERATIONS)     OF OPERATIONS)
                                                        TO                 TO                 TO
                                               DECEMBER 31        DECEMBER 31        DECEMBER 31
                                          ------------------------------------------------------
                                                      1997               1997               1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.00         $    10.00         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.09               0.08               0.02
   Net Realized and Unrealized Gain on
     Investments                                      1.66               1.65               1.65
                                                   -------            -------            -------
     Total from Investment Operations                 1.75               1.73               1.67

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.09)             (0.08)             (0.02)
   Distributions from Realized Gains                 (0.47)             (0.47)             (0.47)
                                                   -------            -------            -------
     Total Distributions                             (0.56)             (0.55)             (0.49)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.19         $    11.18         $    11.18
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN+                                      17.50%*            17.24%*            16.63%*

NET ASSETS AT END OF PERIOD (000'S)             $    9,063         $      133         $      221
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.19%              1.48%              2.29%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                              1.26%              1.03%              0.20%
PORTFOLIO TURNOVER RATE**                           36.37%             36.37%             36.37%
AVERAGE COMMISSION RATE PAID                    $   0.0372         $   0.0372         $   0.0372
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   NO-LOAD CLASS

                                                 FOR THE      THREE-MONTH
                                              YEAR ENDED     PERIOD ENDED
                                             DECEMBER 31      DECEMBER 31             FOR THE YEAR ENDED SEPTEMBER 30
                                          ---------------------------------------------------------------------------
                                                    1997             1996       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $   8.82         $   8.79   $   8.68   $   8.55   $   9.22   $   8.92

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.77             0.19       0.78       0.79       0.82       0.91
   Net Realized and Unrealized Gain
     (Loss) on Investments                          0.31             0.03       0.11       0.13      (0.67)      0.30
                                                  ------           ------   --------   --------   --------   --------
     Total from Investment Operations               1.08             0.22       0.89       0.92       0.15       1.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.77)           (0.19)     (0.78)     (0.79)     (0.82)     (0.91)
                                                  ------           ------   --------   --------   --------   --------
NET ASSET VALUE AT END OF PERIOD                $   9.13         $   8.82   $   8.79   $   8.68   $   8.55   $   9.22
                                                  ------           ------   --------   --------   --------   --------
                                                  ------           ------   --------   --------   --------   --------
TOTAL RETURN                                      12.79%           2.50%*     10.79%     11.43%      1.61%     14.29%

NET ASSETS AT END OF PERIOD (000'S)             $ 71,058         $ 50,298   $ 47,880   $ 39,178   $ 27,212   $ 28,291
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.91%          0.90%**      0.94%      1.01%      1.03%      1.09%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                          8.58%          8.56%**      8.99%      9.28%      9.26%      9.94%
PORTFOLIO TURNOVER RATE                           85.06%         35.01%**     92.65%     38.03%     63.02%     50.27%
---------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND

                                             CLASS A          CLASS B
                                          --------------   --------------
                                            ELEVEN-MONTH     ELEVEN-MONTH
                                            PERIOD ENDED     PERIOD ENDED
                                             DECEMBER 31      DECEMBER 31
                                          -------------------------------
                                                    1997             1997
-------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $     8.83       $     8.83

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.69             0.63
   Net Realized and Unrealized Gain on
     Investments                                    0.29             0.29
                                                 -------          -------
     Total from Investment Operations               0.98             0.92

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.69)           (0.63)
                                                 -------          -------
NET ASSET VALUE AT END OF PERIOD              $     9.12       $     9.12
                                                 -------          -------
                                                 -------          -------
TOTAL RETURN+                                    12.49%*          11.77%*

NET ASSETS AT END OF PERIOD (000'S)           $      259       $      355
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.10%**          1.81%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            7.65%**          6.87%**
PORTFOLIO TURNOVER RATE                         85.06%**         85.06%**
-------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   NO-LOAD CLASS

                                                 FOR THE      THREE-MONTH
                                              YEAR ENDED     PERIOD ENDED
                                             DECEMBER 31      DECEMBER 31             FOR THE YEAR ENDED SEPTEMBER 30
                                          ---------------------------------------------------------------------------
                                                    1997             1996       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $  10.11         $  10.10   $  10.24   $   9.74   $  10.74   $  10.69

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.58             0.16       0.54       0.55       0.52       0.60
   Net Realized and Unrealized Gain
     (Loss) on Investments                          0.23             0.01      (0.14)      0.50      (1.00)      0.49
                                                 -------          -------   --------   --------   --------   --------
     Total from Investment Operations               0.81             0.17       0.40       1.05      (0.48)      1.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.58)           (0.16)     (0.54)     (0.55)     (0.52)     (0.60)
   Distributions from Realized Gains                  --               --         --         --         --      (0.44)
                                                 -------          -------   --------   --------   --------   --------
     Total Distributions                           (0.58)           (0.16)     (0.54)     (0.55)     (0.52)     (1.04)
                                                 -------          -------   --------   --------   --------   --------
NET ASSET VALUE AT END OF PERIOD                $  10.34         $  10.11   $  10.10   $  10.24   $   9.74   $  10.74
                                                 -------          -------   --------   --------   --------   --------
                                                 -------          -------   --------   --------   --------   --------
TOTAL RETURN                                       8.29%           1.68%*      4.00%     11.07%     (4.56%)    10.51%

NET ASSETS AT END OF PERIOD (000'S)             $ 15,698         $ 14,679   $ 14,668   $ 13,774   $ 13,367   $ 14,706
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.92%         0.85%**+      1.01%      0.96%      0.90%      0.99%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              5.74%          6.30%**      5.30%      5.51%      5.08%      5.52%
PORTFOLIO TURNOVER RATE                           82.36%        125.42%**    294.25%    124.90%     75.46%    104.94%
---------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996 would have been 1.07%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                   CLASS A                     CLASS B
                                          -------------------------   -------------------------
                                                        THREE-MONTH                 THREE-MONTH
                                              FOR THE        PERIOD       FOR THE        PERIOD
                                           YEAR ENDED         ENDED    YEAR ENDED         ENDED
                                          DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                          -----------------------------------------------------
                                                 1997          1996          1997          1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $ 10.11       $ 10.10       $ 10.12       $ 10.10

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.55          0.15          0.48          0.14
   Net Realized and Unrealized Gain on
     Investments                                 0.24          0.01          0.23          0.02
                                          -----------   -----------   -----------   -----------
     Total from Investment Operations            0.79          0.16          0.71          0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                      (0.55)        (0.15)        (0.48)        (0.14)
                                          -----------   -----------   -----------   -----------
NET ASSET VALUE AT END OF PERIOD              $ 10.35       $ 10.11       $ 10.35       $ 10.12
                                          -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------
TOTAL RETURN+                                   8.03%        1.63%*        7.27%*        1.55%*

NET ASSETS AT END OF PERIOD (000'S)           $   365       $   704       $   432       $   223
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.32%     1.07%**++         1.87%     1.72%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           5.36%       6.07%**         4.78%       5.35%**
PORTFOLIO TURNOVER RATE                        82.36%     125.42%**        82.36%     125.42%**
-----------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.30% and 1.95% for Class A and Class B, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   NO-LOAD CLASS

                                                FOR THE
                                             YEAR ENDED
                                            DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------------------------------
                                                   1997            1996      1995      1994     1993+
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $  8.35         $  8.77   $  8.15   $  9.08   $  9.57

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.42            0.41      0.44      0.27     (0.62)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         0.25           (0.42)     0.94     (0.93)     0.15
                                                 ------          ------   -------   -------   -------
     Total from Investment Operations              0.67           (0.01)     1.38     (0.66)    (0.47)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.42)          (0.41)    (0.44)    (0.27)       --
   Distributions from Realized Gains                 --              --     (0.32)       --     (0.02)
                                                 ------          ------   -------   -------   -------
     Total Distributions                          (0.42)          (0.41)    (0.76)    (0.27)    (0.02)
                                                 ------          ------   -------   -------   -------
NET ASSET VALUE AT END OF PERIOD                $  8.60         $  8.35   $  8.77   $  8.15   $  9.08
                                                 ------          ------   -------   -------   -------
                                                 ------          ------   -------   -------   -------
TOTAL RETURN                                      8.23%           0.02%    17.35%    (3.01%)#     N/A

NET ASSETS AT END OF PERIOD (000'S)             $ 4,627         $ 4,215   $ 4,497   $ 4,627   $    91
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.15%           1.27%     1.16%     1.37%    11.75%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             4.98%           4.86%     5.14%     4.47%    (6.75)
PORTFOLIO TURNOVER RATE                         176.50%         136.29%    78.78%   129.56%      None
-----------------------------------------------------------------------------------------------------

+ Financial highlights relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not yet available to the public until 1994.
# Total return from February 28, 1994 (initial public offering) to December 31,
  1994; not annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND

                                                   CLASS A                     CLASS B
                                          -------------------------   -------------------------
                                                        THREE-MONTH                 THREE-MONTH
                                              FOR THE        PERIOD       FOR THE        PERIOD
                                           YEAR ENDED         ENDED    YEAR ENDED         ENDED
                                          DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                                          -----------------------------------------------------
                                                 1997          1996          1997          1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $  8.35       $  8.35       $  8.35       $  8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.39          0.11          0.32          0.09
   Net Realized and Unrealized Gain on
     Investments                                 0.25            --          0.25            --
                                          -----------   -----------   -----------   -----------
     Total from Investment Operations            0.64          0.11          0.57          0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                      (0.39)        (0.11)        (0.32)        (0.09)
NET ASSET VALUE AT END OF PERIOD              $  8.60       $  8.35       $  8.60       $  8.35
                                          -----------   -----------   -----------   -----------
                                          -----------   -----------   -----------   -----------
TOTAL RETURN+                                   7.78%        1.34%*         6.91%        1.15%*

NET ASSETS AT END OF PERIOD (000'S)           $   146       $   140       $   120       $   100
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.45%       1.30%**         2.23%       2.07%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.68%       5.22%**         3.79%       4.45%**
PORTFOLIO TURNOVER RATE                       176.50%     136.29%**       176.50%     136.29%**
-----------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   NO-LOAD CLASS

                                                   FOR THE         NINE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    13.98         $    13.69   $   13.36   $   13.27   $   14.13

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.75               0.57        0.76        0.77        0.78
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.70               0.29        0.33        0.12       (0.55)
                                                   -------            -------   ---------   ---------   ---------
     Total from Investment Operations                 1.45               0.86        1.09        0.89        0.23

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.75)             (0.57)      (0.76)      (0.77)      (0.78)
   Distributions from Realized Gains                 (0.16)                --          --       (0.03)      (0.31)
                                                   -------            -------   ---------   ---------   ---------
     Total Distributions                             (0.91)             (0.57)      (0.76)      (0.80)      (1.09)
                                                   -------            -------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    14.52         $    13.98   $   13.69   $   13.36   $   13.27
                                                   -------            -------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------
TOTAL RETURN                                        10.68%             6.42%*       8.23%       7.10%       1.30%

NET ASSETS AT END OF PERIOD (000'S)             $  502,946         $  480,970   $ 480,643   $ 472,569   $ 507,453
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.51%            0.53%**       0.54%       0.56%       0.52%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                5.31%            5.53%**       5.47%       5.96%       5.49%
PORTFOLIO TURNOVER RATE                             13.52%            6.66%**      12.60%      26.96%      22.07%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   13.99       $   13.82       $   13.98       $   13.82

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.68            0.18            0.60            0.15
   Net Realized and Unrealized Gain on
     Investments                                   0.70            0.17            0.68            0.16
                                                 ------          ------          ------          ------
     Total from Investment Operations              1.38            0.35            1.28            0.31

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.68)          (0.18)          (0.60)          (0.15)
   Distributions from Realized Gains              (0.16)             --           (0.16)             --
                                                 ------          ------          ------          ------
     Total Distributions                          (0.84)          (0.18)          (0.76)          (0.15)
                                                 ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   14.53       $   13.99       $   14.52       $   13.98
                                                 ------          ------          ------          ------
                                                 ------          ------          ------          ------
TOTAL RETURN+                                    10.17%          2.52%*           9.56%          2.27%*

NET ASSETS AT END OF PERIOD (000'S)           $     390       $     311       $     502       $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.95%         0.82%**           1.53%         1.50%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             4.86%         5.04%**           4.22%         4.42%**
PORTFOLIO TURNOVER RATE                          13.52%         6.66%**          13.52%         6.66%**
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   NO-LOAD CLASS

                                                   FOR THE         NINE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    12.22         $    11.86   $   11.54   $   11.51   $   12.23

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.60               0.47        0.62        0.63        0.66
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.76               0.39        0.40        0.13       (0.38)
                                                    ------             ------   ---------   ---------   ---------
     Total from Investment Operations                 1.36               0.86        1.02        0.76        0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.60)             (0.47)      (0.62)      (0.63)      (0.66)
   Distributions from Realized Gains                 (0.05)             (0.03)      (0.08)      (0.10)      (0.34)
                                                    ------             ------   ---------   ---------   ---------
     Total Distributions                             (0.65)             (0.50)      (0.70)      (0.73)      (1.00)
                                                    ------             ------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    12.93         $    12.22   $   11.86   $   11.54   $   11.51
                                                    ------             ------   ---------   ---------   ---------
                                                    ------             ------   ---------   ---------   ---------
TOTAL RETURN                                        11.55%             7.42%*       8.87%       7.01%       1.97%

NET ASSETS AT END OF PERIOD (000'S)             $   88,379         $   72,084   $  70,546   $  64,058   $  77,056
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.68%            0.69%**       0.68%       0.70%       0.68%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                4.88%            5.21%**       5.12%       5.65%       5.31%
PORTFOLIO TURNOVER RATE                              9.83%           10.52%**      16.25%      44.10%      32.58%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  Financial Highlights
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   12.23       $   12.07       $   12.22       $   12.07

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.58            0.15            0.48            0.12
   Net Realized and Unrealized Gain on
     Investments                                   0.76            0.19            0.76            0.18
                                                 ------   -------------          ------   -------------
     Total from Investment Operations              1.34            0.34            1.24            0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.58)          (0.15)          (0.48)          (0.12)
   Distributions from Realized Gains              (0.05)          (0.03)          (0.05)          (0.03)
                                                 ------   -------------          ------   -------------
     Total Distributions                          (0.63)          (0.18)          (0.53)          (0.15)
                                                 ------   -------------          ------   -------------
NET ASSET VALUE AT END OF PERIOD              $   12.94       $   12.23       $   12.93       $   12.22
                                                 ------   -------------          ------   -------------
                                                 ------   -------------          ------   -------------
TOTAL RETURN+                                    11.29%          2.83%*          10.46%          2.56%*

NET ASSETS AT END OF PERIOD (000'S)           $     460       $     122       $     501       $     101
RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.91%         0.89%**           1.63%         1.64%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             4.52%         4.84%**           3.71%         4.08%**
PORTFOLIO TURNOVER RATE                           9.83%        10.52%**           9.83%        10.52%**
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   NO-LOAD CLASS

                                                   FOR THE         NINE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.53         $    10.34   $   10.10   $    9.91   $   10.27

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.50               0.37        0.50        0.49        0.44
   Net Realized and Unrealized Gain
     (Loss) on Investments                            0.42               0.20        0.27        0.19       (0.35)
                                                     -----              -----   ---------   ---------   ---------
     Total from Investment Operations                 0.92               0.57        0.77        0.68        0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.50)             (0.37)      (0.50)      (0.49)      (0.44)
   Distributions from Realized Gains                  0.00              (0.01)      (0.03)         --       (0.01)
                                                     -----              -----   ---------   ---------   ---------
     Total Distributions                             (0.50)             (0.38)      (0.53)      (0.49)      (0.45)
                                                     -----              -----   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    10.95         $    10.53   $   10.34   $   10.10   $    9.91
                                                     -----              -----   ---------   ---------   ---------
                                                     -----              -----   ---------   ---------   ---------
TOTAL RETURN                                         8.94%             5.61%*       7.73%       7.13%       0.68%

NET ASSETS AT END OF PERIOD (000'S)             $    7,288         $    6,558   $   6,489   $   5,953   $   2,908
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.02%            1.10%**       1.07%       1.09%       1.44%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                4.68%            4.78%**       4.78%       5.06%       4.17%
PORTFOLIO TURNOVER RATE                             11.67%           15.96%**      20.86%       9.23%      17.26%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.53       $   10.45       $   10.55       $   10.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.46            0.12            0.38            0.10
   Net Realized and Unrealized Gain on
     Investments                                   0.42            0.09            0.42            0.11
                                                  -----           -----           -----           -----
     Total from Investment Operations              0.88            0.21            0.80            0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.46)          (0.12)          (0.38)          (0.10)
   Distributions from Realized Gains                 --           (0.01)             --           (0.01)
                                                  -----           -----           -----           -----
     Total Distributions                          (0.46)          (0.13)          (0.38)          (0.11)
                                                  -----           -----           -----           -----
NET ASSET VALUE AT END OF PERIOD              $   10.95       $   10.53       $   10.97       $   10.55
                                                  -----           -----           -----           -----
                                                  -----           -----           -----           -----
TOTAL RETURN+                                     8.64%          1.94%*           7.75%          1.94%*

NET ASSETS AT END OF PERIOD (000'S)           $     360       $     336       $     239       $     211
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.32%         1.31%**           2.13%         2.06%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             4.39%         4.49%**           3.58%         3.71%**
PORTFOLIO TURNOVER RATE                          11.67%        15.96%**          11.67%        15.96%**
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   NO-LOAD CLASS

                                                   FOR THE         NINE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31         FOR THE YEAR ENDED MARCH 31
                                          -----------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $     1.00         $     1.00   $    1.00   $    1.00   $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.05               0.03        0.05        0.04        0.02

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.05)             (0.03)      (0.05)      (0.04)      (0.02)
                                                   -------            -------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $     1.00         $     1.00   $    1.00   $    1.00   $    1.00
                                                   -------            -------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------
TOTAL RETURN                                         4.93%             3.54%*       5.15%       4.20%       2.48%

NET ASSETS AT END OF PERIOD (000'S)             $  176,623         $  161,356   $ 165,122   $ 171,958   $ 186,312
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.78%            0.81%**       0.78%       0.78%       0.79%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                4.82%            4.66%**       5.04%       4.21%       2.47%
-----------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND

                                                   CLASS A                      CLASS B
                                          --------------------------   --------------------------
                                              FOR THE    THREE-MONTH       FOR THE    THREE-MONTH
                                           YEAR ENDED   PERIOD ENDED    YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31    DECEMBER 31   DECEMBER 31    DECEMBER 31
                                          -------------------------------------------------------
                                                 1997           1996          1997           1996
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $  1.00       $   1.00       $  1.00       $   1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.05           0.01          0.05           0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                      (0.05)         (0.01)        (0.05)         (0.01)
                                                -----          -----         -----          -----
NET ASSET VALUE AT END OF PERIOD              $  1.00       $   1.00       $  1.00       $   1.00
                                                -----          -----         -----          -----
                                                -----          -----         -----          -----
TOTAL RETURN                                    4.97%         1.21%*         4.94%         1.21%*

NET ASSETS AT END OF PERIOD (000'S)           $   537       $    295       $   414       $    106
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.72%        0.55%**         0.78%        0.54%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.91%        5.01%**         4.85%        4.96%**
-------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of certain Funds of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund), the SAFECO Taxable Bond Trust (comprising, respectfully, the SAFECO Intermediate-Term U.S. Treasury Fund and SAFECO High-Yield Bond Fund), the SAFECO Managed Bond Trust (comprising the SAFECO Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund, and SAFECO Washington State Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund) as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

------------------------------------------------------------------
------------------------------------------------------------------
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at December 31, 1997, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

INDEPENDENT AUDITORS:
Ernst & Young LLP

FOR SHAREHOLDER SERVICE*:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-528-6501

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

MAILING ADDRESS:

SAFECO Mutual Funds
Advisor Class Shares
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

E-MAIL: invest@safeco.com

GMF 4068 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark-Registered trademark of SAFECO Corporation.